UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07607

Morgan Stanley Variable Insurance Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio Class I - MMGPX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio Class II - MMGTX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio Class I - MEMNX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio Class II - MBDBX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio Class I - MEMEX

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio Class II - MSMBX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio Class I - MIMPX

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio Class II - MGTPX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio Class I - MEGIX

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio Class II - MEGTX

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class I MMGPX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	0.94%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight in communication services

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ A lack of exposure to utilities, which was the best performing sector in the Index

↓ Stock selection in materials, driven by underperformance from a holding in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products. The position was sold in May 2024.

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class I	Russell 3000® Index	Russell Midcap® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,898	$9,722	$9,832
2/15	$10,503	$10,285	$10,508
3/15	$10,291	$10,180	$10,538
4/15	$10,353	$10,226	$10,464
5/15	$10,259	$10,368	$10,588
6/15	$10,220	$10,194	$10,418
7/15	$10,330	$10,365	$10,586
8/15	$9,542	$9,739	$9,970
9/15	$9,129	$9,455	$9,585
10/15	$9,176	$10,202	$10,189
11/15	$9,429	$10,258	$10,211
12/15	$9,410	$10,048	$9,980
1/16	$8,331	$9,481	$9,225
2/16	$8,031	$9,478	$9,369
3/16	$8,566	$10,145	$10,038
4/16	$8,594	$10,208	$10,032
5/16	$8,622	$10,391	$10,196
6/16	$8,791	$10,412	$10,195
7/16	$9,391	$10,825	$10,700
8/16	$9,391	$10,853	$10,668
9/16	$9,539	$10,870	$10,663
10/16	$8,938	$10,635	$10,230
11/16	$8,909	$11,111	$10,674
12/16	$8,584	$11,327	$10,711
1/17	$9,303	$11,541	$11,069
2/17	$9,421	$11,970	$11,387
3/17	$9,647	$11,978	$11,450
4/17	$10,080	$12,105	$11,620
5/17	$10,858	$12,229	$11,897
6/17	$10,927	$12,339	$11,932
7/17	$11,006	$12,572	$12,132
8/17	$11,281	$12,596	$12,217
9/17	$11,173	$12,903	$12,563
10/17	$11,498	$13,185	$12,914
11/17	$11,911	$13,585	$13,346
12/17	$11,911	$13,721	$13,418
1/18	$12,778	$14,444	$14,177
2/18	$12,935	$13,912	$13,732
3/18	$12,856	$13,633	$13,710
4/18	$12,669	$13,684	$13,580
5/18	$14,067	$14,071	$14,088
6/18	$14,490	$14,163	$14,143
7/18	$14,189	$14,633	$14,446
8/18	$16,109	$15,147	$15,279
9/18	$16,023	$15,172	$15,214
10/18	$14,447	$14,055	$13,707
11/18	$14,484	$14,336	$14,056
12/18	$13,180	$13,002	$12,780
1/19	$15,075	$14,118	$14,249
2/19	$16,416	$14,614	$15,085
3/19	$16,712	$14,828	$15,288
4/19	$17,647	$15,420	$15,976
5/19	$17,585	$14,422	$15,057
6/19	$18,804	$15,435	$16,114
7/19	$19,640	$15,664	$16,490
8/19	$19,089	$15,345	$16,190
9/19	$17,093	$15,614	$16,005
10/19	$17,136	$15,950	$16,302
11/19	$18,806	$16,557	$17,113
12/19	$18,466	$17,035	$17,314
1/20	$19,740	$17,016	$17,476
2/20	$19,584	$15,623	$16,271
3/20	$17,192	$13,475	$13,844
4/20	$21,310	$15,259	$16,012
5/20	$25,966	$16,075	$17,620
6/20	$29,758	$16,443	$18,033
7/20	$33,903	$17,376	$19,474
8/20	$35,910	$18,635	$20,004
9/20	$37,268	$17,957	$19,724
10/20	$36,779	$17,569	$19,748
11/20	$44,251	$19,707	$22,400
12/20	$46,590	$20,593	$23,475
1/21	$51,139	$20,501	$23,397
2/21	$52,309	$21,142	$23,796
3/21	$45,910	$21,900	$23,342
4/21	$47,300	$23,029	$24,654
5/21	$44,646	$23,134	$24,277
6/21	$50,397	$23,705	$25,927
7/21	$47,638	$24,105	$26,194
8/21	$48,027	$24,793	$27,039
9/21	$45,523	$23,681	$25,730
10/21	$50,556	$25,282	$27,534
11/21	$47,006	$24,897	$26,370
12/21	$41,437	$25,877	$26,463
1/22	$32,513	$24,355	$23,048
2/22	$31,905	$23,741	$22,768
3/22	$30,251	$24,512	$23,134
4/22	$23,369	$22,312	$20,529
5/22	$19,211	$22,282	$19,734
6/22	$17,825	$20,418	$18,259
7/22	$20,270	$22,333	$20,494
8/22	$20,366	$21,500	$19,822
9/22	$18,002	$19,506	$18,140
10/22	$18,098	$21,106	$19,566
11/22	$17,036	$22,208	$20,630
12/22	$15,347	$20,907	$19,392
1/23	$17,857	$22,347	$21,084
2/23	$17,229	$21,825	$20,876
3/23	$17,809	$22,408	$21,163
4/23	$16,650	$22,647	$20,857
5/23	$18,002	$22,735	$20,870
6/23	$19,787	$24,288	$22,483
7/23	$21,525	$25,158	$23,163
8/23	$19,305	$24,673	$22,399
9/23	$18,243	$23,497	$21,308
10/23	$16,602	$22,875	$20,221
11/23	$18,967	$25,008	$22,688
12/23	$22,152	$26,334	$24,408
1/24	$20,318	$26,626	$24,276
2/24	$22,972	$28,067	$26,102
3/24	$23,841	$28,973	$26,726
4/24	$21,332	$27,698	$25,174
5/24	$21,428	$29,006	$25,442
6/24	$22,200	$29,904	$25,867
7/24	$22,683	$30,460	$26,024
8/24	$24,131	$31,123	$26,670
9/24	$25,579	$31,767	$27,559
10/24	$27,557	$31,534	$28,040
11/24	$33,300	$33,632	$31,778
12/24	$31,418	$32,604	$29,803

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class I	41.83%	11.21%	12.13%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$196,833,498
# of Portfolio Holdings	41
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$908,312

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
33.4%
Consumer Discretionary
23.4%
Communication Services
14.7%
Financials
9.0%
Health Care
8.3%
Industrials
4.7%
Short-Term Investments
3.5%
Investment Companies
3.0%
Real Estate
0.0%†

Value	Value
Real Estate	0.0%Footnote Reference†
Investment Companies	3.0%
Short-Term Investments	3.5%
Industrials	4.7%
Health Care	8.3%
Financials	9.0%
Communication Services	14.7%
Consumer Discretionary	23.4%
Information Technology	33.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.5%
DoorDash, Inc.	6.7%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.3%
Global-e Online Ltd.	5.7%
ROBLOX Corp.	5.6%
Samsara, Inc.	4.9%
Carvana Co.	4.7%
Aurora Innovation, Inc.	4.5%
Core & Main, Inc.	4.5%
Total	57.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MMGPX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio

Class II MMGTX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$126	1.04%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Growth Index:

↑ Stock selection in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Average overweight in communication services

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ A lack of exposure to utilities, which was the best performing sector in the Index

↓ Stock selection in materials, driven by underperformance from a holding in a company that uses genetic engineering/synthetic biology technology to transform manufacturing of physical products. The position was sold in May 2024.

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class II	Russell 3000® Index	Russell Midcap® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$9,896	$9,722	$9,832
2/15	$10,502	$10,285	$10,508
3/15	$10,287	$10,180	$10,538
4/15	$10,351	$10,226	$10,464
5/15	$10,255	$10,368	$10,588
6/15	$10,215	$10,194	$10,418
7/15	$10,327	$10,365	$10,586
8/15	$9,535	$9,739	$9,970
9/15	$9,124	$9,455	$9,585
10/15	$9,172	$10,202	$10,189
11/15	$9,420	$10,258	$10,211
12/15	$9,401	$10,048	$9,980
1/16	$8,323	$9,481	$9,225
2/16	$8,017	$9,478	$9,369
3/16	$8,561	$10,145	$10,038
4/16	$8,590	$10,208	$10,032
5/16	$8,609	$10,391	$10,196
6/16	$8,780	$10,412	$10,195
7/16	$9,382	$10,825	$10,700
8/16	$9,372	$10,853	$10,668
9/16	$9,522	$10,870	$10,663
10/16	$8,921	$10,635	$10,230
11/16	$8,891	$11,111	$10,674
12/16	$8,570	$11,327	$10,711
1/17	$9,291	$11,541	$11,069
2/17	$9,402	$11,970	$11,387
3/17	$9,632	$11,978	$11,450
4/17	$10,053	$12,105	$11,620
5/17	$10,835	$12,229	$11,897
6/17	$10,895	$12,339	$11,932
7/17	$10,975	$12,572	$12,132
8/17	$11,256	$12,596	$12,217
9/17	$11,146	$12,903	$12,563
10/17	$11,467	$13,185	$12,914
11/17	$11,867	$13,585	$13,346
12/17	$11,877	$13,721	$13,418
1/18	$12,739	$14,444	$14,177
2/18	$12,890	$13,912	$13,732
3/18	$12,820	$13,633	$13,710
4/18	$12,629	$13,684	$13,580
5/18	$14,022	$14,071	$14,088
6/18	$14,443	$14,163	$14,143
7/18	$14,136	$14,633	$14,446
8/18	$16,051	$15,147	$15,279
9/18	$15,963	$15,172	$15,214
10/18	$14,388	$14,055	$13,707
11/18	$14,426	$14,336	$14,056
12/18	$13,128	$13,002	$12,780
1/19	$15,005	$14,118	$14,249
2/19	$16,353	$14,614	$15,085
3/19	$16,643	$14,828	$15,288
4/19	$17,563	$15,420	$15,976
5/19	$17,512	$14,422	$15,057
6/19	$18,722	$15,435	$16,114
7/19	$19,538	$15,664	$16,490
8/19	$19,000	$15,345	$16,190
9/19	$17,021	$15,614	$16,005
10/19	$17,051	$15,950	$16,302
11/19	$18,724	$16,557	$17,113
12/19	$18,374	$17,035	$17,314
1/20	$19,640	$17,016	$17,476
2/20	$19,480	$15,623	$16,271
3/20	$17,094	$13,475	$13,844
4/20	$21,197	$15,259	$16,012
5/20	$25,823	$16,075	$17,620
6/20	$29,591	$16,443	$18,033
7/20	$33,722	$17,376	$19,474
8/20	$35,696	$18,635	$20,004
9/20	$37,049	$17,957	$19,724
10/20	$36,560	$17,569	$19,748
11/20	$43,979	$19,707	$22,400
12/20	$46,311	$20,593	$23,475
1/21	$50,828	$20,501	$23,397
2/21	$51,986	$21,142	$23,796
3/21	$45,626	$21,900	$23,342
4/21	$46,996	$23,029	$24,654
5/21	$44,355	$23,134	$24,277
6/21	$50,078	$23,705	$25,927
7/21	$47,332	$24,105	$26,194
8/21	$47,691	$24,793	$27,039
9/21	$45,229	$23,681	$25,730
10/21	$50,204	$25,282	$27,534
11/21	$46,691	$24,897	$26,370
12/21	$41,127	$25,877	$26,463
1/22	$32,281	$24,355	$23,048
2/22	$31,691	$23,741	$22,768
3/22	$30,025	$24,512	$23,134
4/22	$23,204	$22,312	$20,529
5/22	$19,076	$22,282	$19,734
6/22	$17,692	$20,418	$18,259
7/22	$20,109	$22,333	$20,494
8/22	$20,217	$21,500	$19,822
9/22	$17,886	$19,506	$18,140
10/22	$17,941	$21,106	$19,566
11/22	$16,911	$22,208	$20,630
12/22	$15,230	$20,907	$19,392
1/23	$17,724	$22,347	$21,084
2/23	$17,073	$21,825	$20,876
3/23	$17,670	$22,408	$21,163
4/23	$16,531	$22,647	$20,857
5/23	$17,886	$22,735	$20,870
6/23	$19,621	$24,288	$22,483
7/23	$21,355	$25,158	$23,163
8/23	$19,133	$24,673	$22,399
9/23	$18,049	$23,497	$21,308
10/23	$16,477	$22,875	$20,221
11/23	$18,808	$25,008	$22,688
12/23	$21,951	$26,334	$24,408
1/24	$20,109	$26,626	$24,276
2/24	$22,764	$28,067	$26,102
3/24	$23,632	$28,973	$26,726
4/24	$21,138	$27,698	$25,174
5/24	$21,247	$29,006	$25,442
6/24	$21,951	$29,904	$25,867
7/24	$22,439	$30,460	$26,024
8/24	$23,903	$31,123	$26,670
9/24	$25,312	$31,767	$27,559
10/24	$27,263	$31,534	$28,040
11/24	$32,954	$33,632	$31,778
12/24	$31,111	$32,604	$29,803

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class II	41.73%	11.11%	12.02%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 3000® Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$196,833,498
# of Portfolio Holdings	41
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$908,312

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.0%Footnote Reference†
Investment Companies	3.0%
Short-Term Investments	3.5%
Industrials	4.7%
Health Care	8.3%
Financials	9.0%
Communication Services	14.7%
Consumer Discretionary	23.4%
Information Technology	33.4%
Footnote	Description
Footnote†	Amount is less than 0.05%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	8.5%
DoorDash, Inc.	6.7%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.3%
Global-e Online Ltd.	5.7%
ROBLOX Corp.	5.6%
Samsara, Inc.	4.9%
Carvana Co.	4.7%
Aurora Innovation, Inc.	4.5%
Core & Main, Inc.	4.5%
Total	57.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MMGTX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class I MEMNX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.09%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Bond Global Diversified Index:

↑ Overweight to Suriname sovereign credit, whose restructured bonds rallied throughout the year. A French oil major announced it would move forward with an offshore oil project in Suriname.

↑ Off-benchmark Brazil corporate bonds, specifically exposures to a mining company and a sugar and ethanol company

↑ Overweight Sri Lanka sovereign credit, as assets rallied on steady progress during the year toward its bond restructuring

↓ Overweights to Venezuela and Argentina sovereign credit

↓ Underweights to Pakistan and South Africa sovereign credit. South Africa’s coalition government, which formed after the May 2024 election, has remained stable.

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class I	J.P. Morgan Emerging Markets Bond Global Diversified Index	Emerging Markets Debt Blended Index
12/14	$10,000	$10,000	$10,000
1/15	$9,975	$10,093	$10,034
2/15	$10,189	$10,179	$10,159
3/15	$10,214	$10,201	$10,206
4/15	$10,503	$10,368	$10,407
5/15	$10,428	$10,328	$10,351
6/15	$10,189	$10,167	$10,176
7/15	$10,154	$10,217	$10,218
8/15	$9,981	$10,124	$10,108
9/15	$9,742	$9,993	$9,968
10/15	$10,101	$10,267	$10,283
11/15	$10,088	$10,261	$10,277
12/15	$9,888	$10,118	$10,123
1/16	$9,782	$10,100	$10,103
2/16	$9,981	$10,292	$10,307
3/16	$10,353	$10,628	$10,651
4/16	$10,605	$10,817	$10,855
5/16	$10,552	$10,797	$10,822
6/16	$10,918	$11,162	$11,226
7/16	$11,115	$11,363	$11,401
8/16	$11,339	$11,566	$11,606
9/16	$11,395	$11,613	$11,645
10/16	$11,241	$11,468	$11,475
11/16	$10,764	$10,999	$10,997
12/16	$10,932	$11,146	$11,155
1/17	$11,058	$11,306	$11,315
2/17	$11,311	$11,533	$11,550
3/17	$11,353	$11,576	$11,590
4/17	$11,550	$11,749	$11,779
5/17	$11,648	$11,853	$11,877
6/17	$11,606	$11,836	$11,846
7/17	$11,712	$11,935	$11,924
8/17	$11,905	$12,146	$12,130
9/17	$11,934	$12,148	$12,128
10/17	$11,964	$12,193	$12,150
11/17	$11,949	$12,199	$12,118
12/17	$11,994	$12,289	$12,194
1/18	$11,979	$12,283	$12,170
2/18	$11,741	$12,039	$11,932
3/18	$11,756	$12,074	$11,977
4/18	$11,578	$11,899	$11,802
5/18	$11,370	$11,787	$11,674
6/18	$11,192	$11,646	$11,556
7/18	$11,460	$11,944	$11,795
8/18	$11,161	$11,737	$11,568
9/18	$11,381	$11,915	$11,772
10/18	$11,098	$11,658	$11,510
11/18	$11,019	$11,608	$11,464
12/18	$11,161	$11,765	$11,632
1/19	$11,759	$12,284	$12,146
2/19	$11,838	$12,407	$12,221
3/19	$12,011	$12,583	$12,399
4/19	$11,995	$12,614	$12,414
5/19	$12,026	$12,666	$12,485
6/19	$12,436	$13,096	$12,865
7/19	$12,585	$13,255	$13,013
8/19	$12,552	$13,354	$13,084
9/19	$12,469	$13,293	$13,037
10/19	$12,552	$13,330	$13,086
11/19	$12,519	$13,267	$13,064
12/19	$12,751	$13,534	$13,309
1/20	$12,917	$13,740	$13,512
2/20	$12,801	$13,607	$13,381
3/20	$10,941	$11,723	$11,528
4/20	$11,141	$11,986	$11,787
5/20	$11,855	$12,714	$12,502
6/20	$12,286	$13,160	$12,942
7/20	$12,780	$13,649	$13,422
8/20	$12,902	$13,719	$13,491
9/20	$12,658	$13,465	$13,241
10/20	$12,658	$13,461	$13,237
11/20	$13,197	$13,980	$13,748
12/20	$13,458	$14,246	$14,009
1/21	$13,319	$14,091	$13,857
2/21	$13,024	$13,731	$13,503
3/21	$12,867	$13,599	$13,373
4/21	$13,180	$13,900	$13,670
5/21	$13,302	$14,048	$13,815
6/21	$13,371	$14,151	$13,916
7/21	$13,442	$14,210	$13,974
8/21	$13,571	$14,349	$14,111
9/21	$13,296	$14,052	$13,819
10/21	$13,259	$14,055	$13,822
11/21	$12,966	$13,797	$13,568
12/21	$13,186	$13,990	$13,758
1/22	$12,801	$13,592	$13,366
2/22	$11,941	$12,702	$12,491
3/22	$11,996	$12,588	$12,379
4/22	$11,263	$11,884	$11,687
5/22	$11,208	$11,887	$11,690
6/22	$10,311	$11,149	$10,963
7/22	$10,616	$11,471	$11,280
8/22	$10,576	$11,362	$11,174
9/22	$9,759	$10,639	$10,463
10/22	$9,700	$10,656	$10,479
11/22	$10,616	$11,465	$11,274
12/22	$10,715	$11,502	$11,311
1/23	$11,193	$11,866	$11,669
2/23	$10,815	$11,604	$11,412
3/23	$10,835	$11,716	$11,522
4/23	$10,855	$11,779	$11,583
5/23	$10,815	$11,711	$11,516
6/23	$11,173	$11,972	$11,773
7/23	$11,352	$12,201	$11,998
8/23	$11,156	$12,018	$11,818
9/23	$10,894	$11,705	$11,511
10/23	$10,742	$11,547	$11,355
11/23	$11,352	$12,200	$11,998
12/23	$11,984	$12,778	$12,566
1/24	$12,006	$12,647	$12,437
2/24	$12,223	$12,771	$12,559
3/24	$12,550	$13,038	$12,821
4/24	$12,289	$12,767	$12,555
5/24	$12,507	$12,997	$12,781
6/24	$12,594	$13,077	$12,860
7/24	$12,844	$13,322	$13,100
8/24	$13,062	$13,631	$13,404
9/24	$13,329	$13,882	$13,652
10/24	$13,232	$13,644	$13,417
11/24	$13,402	$13,806	$13,577
12/24	$13,329	$13,613	$13,387

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class I	11.23%	0.89%	2.92%
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.54%	0.12%	3.13%
Emerging Markets Debt Blended Index	6.54%	0.12%	2.96%
Footnote	Description
Footnote[1]	The Emerging Markets Debt Blended Index is a performance linked benchmark of old and new benchmark of the Fund. Old benchmark represented by J.P. Morgan Emerging Markets Bond Global Index (a benchmark that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries) from the Fund’s inception to December 31, 2019, and the new benchmark represented by J.P. Morgan Emerging Markets Bond Global Diversified Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$103,138,610
# of Portfolio Holdings	226
Portfolio Turnover Rate	139%
Total Advisory Fees Paid	$539,774

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Warrants	1.5%
Senior Loan Interests	7.2%
Corporate Bonds	27.6%
Sovereign	63.5%

Credit Quality (% of net assets)Footnote Reference*

AAA
0.2%
AA
0.3%
A
1.0%
BBB
13.6%
BB
21.6%
B
40.1%
CCC or Lower
15.9%
Not Rated
6.1%
Cash & Equivalents
1.2%

Value	Value
Cash & Equivalents	1.2%
Not Rated	6.1%
CCC or Lower	15.9%
B	40.1%
BB	21.6%
BBB	13.6%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MEMNX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio

Class II MBDBX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$120	1.14%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan Emerging Markets Bond Global Diversified Index:

↑ Overweight to Suriname sovereign credit, whose restructured bonds rallied throughout the year. A French oil major announced it would move forward with an offshore oil project in Suriname.

↑ Off-benchmark Brazil corporate bonds, specifically exposures to a mining company and a sugar and ethanol company

↑ Overweight Sri Lanka sovereign credit, as assets rallied on steady progress during the year toward its bond restructuring

↓ Overweights to Venezuela and Argentina sovereign credit

↓ Underweights to Pakistan and South Africa sovereign credit. South Africa’s coalition government, which formed after the May 2024 election, has remained stable.

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class II	J.P. Morgan Emerging Markets Bond Global Diversified Index	Emerging Markets Debt Blended Index
12/14	$10,000	$10,000	$10,000
1/15	$9,975	$10,093	$10,034
2/15	$10,190	$10,179	$10,159
3/15	$10,215	$10,201	$10,206
4/15	$10,506	$10,368	$10,407
5/15	$10,430	$10,328	$10,351
6/15	$10,190	$10,167	$10,176
7/15	$10,163	$10,217	$10,218
8/15	$9,976	$10,124	$10,108
9/15	$9,749	$9,993	$9,968
10/15	$10,096	$10,267	$10,283
11/15	$10,083	$10,261	$10,277
12/15	$9,883	$10,118	$10,123
1/16	$9,789	$10,100	$10,103
2/16	$9,976	$10,292	$10,307
3/16	$10,350	$10,628	$10,651
4/16	$10,590	$10,817	$10,855
5/16	$10,537	$10,797	$10,822
6/16	$10,900	$11,162	$11,226
7/16	$11,112	$11,363	$11,401
8/16	$11,338	$11,566	$11,606
9/16	$11,380	$11,613	$11,645
10/16	$11,225	$11,468	$11,475
11/16	$10,745	$10,999	$10,997
12/16	$10,928	$11,146	$11,155
1/17	$11,055	$11,306	$11,315
2/17	$11,309	$11,533	$11,550
3/17	$11,338	$11,576	$11,590
4/17	$11,535	$11,749	$11,779
5/17	$11,634	$11,853	$11,877
6/17	$11,592	$11,836	$11,846
7/17	$11,692	$11,935	$11,924
8/17	$11,886	$12,146	$12,130
9/17	$11,931	$12,148	$12,128
10/17	$11,961	$12,193	$12,150
11/17	$11,931	$12,199	$12,118
12/17	$11,976	$12,289	$12,194
1/18	$11,961	$12,283	$12,170
2/18	$11,722	$12,039	$11,932
3/18	$11,737	$12,074	$11,977
4/18	$11,557	$11,899	$11,802
5/18	$11,363	$11,787	$11,674
6/18	$11,184	$11,646	$11,556
7/18	$11,449	$11,944	$11,795
8/18	$11,148	$11,737	$11,568
9/18	$11,369	$11,915	$11,772
10/18	$11,069	$11,658	$11,510
11/18	$11,005	$11,608	$11,464
12/18	$11,132	$11,765	$11,632
1/19	$11,734	$12,284	$12,146
2/19	$11,813	$12,407	$12,221
3/19	$11,987	$12,583	$12,399
4/19	$11,971	$12,614	$12,414
5/19	$12,003	$12,666	$12,485
6/19	$12,415	$13,096	$12,865
7/19	$12,559	$13,255	$13,013
8/19	$12,526	$13,354	$13,084
9/19	$12,442	$13,293	$13,037
10/19	$12,526	$13,330	$13,086
11/19	$12,492	$13,267	$13,064
12/19	$12,709	$13,534	$13,309
1/20	$12,893	$13,740	$13,512
2/20	$12,776	$13,607	$13,381
3/20	$10,922	$11,723	$11,528
4/20	$11,106	$11,986	$11,787
5/20	$11,824	$12,714	$12,502
6/20	$12,258	$13,160	$12,942
7/20	$12,748	$13,649	$13,422
8/20	$12,870	$13,719	$13,491
9/20	$12,626	$13,465	$13,241
10/20	$12,626	$13,461	$13,237
11/20	$13,168	$13,980	$13,748
12/20	$13,413	$14,246	$14,009
1/21	$13,273	$14,091	$13,857
2/21	$12,975	$13,731	$13,503
3/21	$12,835	$13,599	$13,373
4/21	$13,133	$13,900	$13,670
5/21	$13,255	$14,048	$13,815
6/21	$13,325	$14,151	$13,916
7/21	$13,388	$14,210	$13,974
8/21	$13,517	$14,349	$14,111
9/21	$13,241	$14,052	$13,819
10/21	$13,223	$14,055	$13,822
11/21	$12,928	$13,797	$13,568
12/21	$13,149	$13,990	$13,758
1/22	$12,762	$13,592	$13,366
2/22	$11,915	$12,702	$12,491
3/22	$11,952	$12,588	$12,379
4/22	$11,215	$11,884	$11,687
5/22	$11,160	$11,887	$11,690
6/22	$10,276	$11,149	$10,963
7/22	$10,576	$11,471	$11,280
8/22	$10,536	$11,362	$11,174
9/22	$9,714	$10,639	$10,463
10/22	$9,654	$10,656	$10,479
11/22	$10,576	$11,465	$11,274
12/22	$10,676	$11,502	$11,311
1/23	$11,157	$11,866	$11,669
2/23	$10,776	$11,604	$11,412
3/23	$10,796	$11,716	$11,522
4/23	$10,796	$11,779	$11,583
5/23	$10,776	$11,711	$11,516
6/23	$11,117	$11,972	$11,773
7/23	$11,310	$12,201	$11,998
8/23	$11,113	$12,018	$11,818
9/23	$10,850	$11,705	$11,511
10/23	$10,696	$11,547	$11,355
11/23	$11,288	$12,200	$11,998
12/23	$11,924	$12,778	$12,566
1/24	$11,946	$12,647	$12,437
2/24	$12,165	$12,771	$12,559
3/24	$12,494	$13,038	$12,821
4/24	$12,252	$12,767	$12,555
5/24	$12,450	$12,997	$12,781
6/24	$12,537	$13,077	$12,860
7/24	$12,780	$13,322	$13,100
8/24	$13,000	$13,631	$13,404
9/24	$13,269	$13,882	$13,652
10/24	$13,171	$13,644	$13,417
11/24	$13,342	$13,806	$13,577
12/24	$13,269	$13,613	$13,387

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class II	11.28%	0.87%	2.87%
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.54%	0.12%	3.13%
Emerging Markets Debt Blended Index	6.54%	0.12%	2.96%
Footnote	Description
Footnote[1]	The Emerging Markets Debt Blended Index is a performance linked benchmark of old and new benchmark of the Fund. Old benchmark represented by J.P. Morgan Emerging Markets Bond Global Index (a benchmark that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady Bonds, loans, Eurobonds and local market instruments for emerging market countries) from the Fund’s inception to December 31, 2019, and the new benchmark represented by J.P. Morgan Emerging Markets Bond Global Diversified Index for periods thereafter. It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$103,138,610
# of Portfolio Holdings	226
Portfolio Turnover Rate	139%
Total Advisory Fees Paid	$539,774

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Warrants	1.5%
Senior Loan Interests	7.2%
Corporate Bonds	27.6%
Sovereign	63.5%

Credit Quality (% of net assets)Footnote Reference*

Value	Value
Cash & Equivalents	1.2%
Not Rated	6.1%
CCC or Lower	15.9%
B	40.1%
BB	21.6%
BBB	13.6%
A	1.0%
AA	0.3%
AAA	0.2%
Footnote	Description
Footnote*	Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody’s Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MBDBX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class I MEMEX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$130	1.25%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class I	MSCI Emerging Markets Index
12/14	$10,000	$10,000
1/15	$10,093	$10,060
2/15	$10,393	$10,371
3/15	$10,300	$10,224
4/15	$10,851	$11,010
5/15	$10,551	$10,569
6/15	$10,465	$10,295
7/15	$10,005	$9,581
8/15	$9,169	$8,715
9/15	$8,989	$8,452
10/15	$9,385	$9,055
11/15	$9,154	$8,702
12/15	$8,931	$8,508
1/16	$8,405	$7,956
2/16	$8,347	$7,943
3/16	$9,356	$8,994
4/16	$9,356	$9,043
5/16	$9,241	$8,706
6/16	$9,525	$9,054
7/16	$9,989	$9,509
8/16	$10,177	$9,746
9/16	$10,358	$9,871
10/16	$10,272	$9,895
11/16	$9,511	$9,439
12/16	$9,533	$9,460
1/17	$10,047	$9,978
2/17	$10,293	$10,283
3/17	$10,619	$10,543
4/17	$11,003	$10,774
5/17	$11,336	$11,092
6/17	$11,423	$11,204
7/17	$12,028	$11,872
8/17	$12,247	$12,136
9/17	$12,218	$12,088
10/17	$12,445	$12,512
11/17	$12,496	$12,537
12/17	$12,875	$12,987
1/18	$13,897	$14,069
2/18	$13,196	$13,421
3/18	$13,109	$13,171
4/18	$12,722	$13,113
5/18	$12,116	$12,648
6/18	$11,656	$12,123
7/18	$11,903	$12,389
8/18	$11,580	$12,054
9/18	$11,352	$11,990
10/18	$10,560	$10,946
11/18	$10,934	$11,397
12/18	$10,626	$11,095
1/19	$11,470	$12,066
2/19	$11,352	$12,094
3/19	$11,418	$12,195
4/19	$11,749	$12,452
5/19	$11,103	$11,548
6/19	$11,705	$12,269
7/19	$11,619	$12,119
8/19	$11,214	$11,528
9/19	$11,444	$11,748
10/19	$11,929	$12,244
11/19	$11,849	$12,227
12/19	$12,708	$13,139
1/20	$12,056	$12,526
2/20	$11,516	$11,866
3/20	$9,290	$10,038
4/20	$10,038	$10,958
5/20	$10,355	$11,042
6/20	$11,158	$11,853
7/20	$12,304	$12,913
8/20	$12,492	$13,198
9/20	$12,377	$12,986
10/20	$12,402	$13,254
11/20	$13,476	$14,480
12/20	$14,543	$15,544
1/21	$14,953	$16,021
2/21	$15,101	$16,143
3/21	$14,854	$15,899
4/21	$15,281	$16,295
5/21	$15,642	$16,673
6/21	$15,822	$16,702
7/21	$15,043	$15,578
8/21	$15,697	$15,986
9/21	$14,936	$15,350
10/21	$15,258	$15,502
11/21	$14,423	$14,870
12/21	$14,977	$15,149
1/22	$14,489	$14,862
2/22	$13,414	$14,418
3/22	$13,125	$14,092
4/22	$11,992	$13,308
5/22	$12,207	$13,367
6/22	$11,032	$12,479
7/22	$11,352	$12,448
8/22	$11,173	$12,500
9/22	$10,091	$11,035
10/22	$10,176	$10,692
11/22	$11,663	$12,278
12/22	$11,221	$12,105
1/23	$12,162	$13,061
2/23	$11,277	$12,214
3/23	$11,522	$12,584
4/23	$11,503	$12,442
5/23	$11,371	$12,233
6/23	$11,955	$12,697
7/23	$12,515	$13,488
8/23	$11,765	$12,657
9/23	$11,522	$12,326
10/23	$11,210	$11,847
11/23	$11,970	$12,795
12/23	$12,564	$13,295
1/24	$12,155	$12,678
2/24	$12,710	$13,281
3/24	$13,109	$13,610
4/24	$13,197	$13,671
5/24	$13,372	$13,748
6/24	$13,986	$14,290
7/24	$13,872	$14,333
8/24	$13,951	$14,564
9/24	$14,562	$15,537
10/24	$14,010	$14,846
11/24	$13,694	$14,312
12/24	$13,546	$14,293

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I	7.82%	1.29%	3.08%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$153,606,686
# of Portfolio Holdings	97
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$1,194,480

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

India
24.2%
China
21.7%
Taiwan
20.1%
Korea, Republic of
6.4%
Brazil
4.9%
Mexico
4.5%
United States
4.4%
South Africa
4.0%
Indonesia
2.7%
Poland
2.0%
Other
5.1%

Value	Value
Other	5.1%
Poland	2.0%
Indonesia	2.7%
South Africa	4.0%
United States	4.4%
Mexico	4.5%
Brazil	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.7%
India	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.8%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	3.0%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
ICICI Bank Ltd.	2.0%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
State Bank of India	1.7%
Total	35.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MEMEX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio

Class II MSMBX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$135	1.30%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Index:

↑ Positioning in India, through the allocations to select consumer, industrial and health care companies

↑ The underweight allocation to and positioning in Korea, where equities underperformed on currency weakness and political volatility

↑ Stock selections in South Africa and Taiwan, through allocations to a leading bank and consumer company in South Africa and overweights to select technology companies in Taiwan

↓ Positioning in Poland, as the allocation to an apparel retailer (sold) underperformed following a short-seller report

↓ Overweight allocations to Mexico, which sold off following both the Mexico and U.S. elections, and Brazil, which underperformed on budget and fiscal risks

↓ Underweight allocation to China, which outperformed for the full year after rallying in September

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class II	MSCI Emerging Markets Index
12/14	$10,000	$10,000
1/15	$10,093	$10,060
2/15	$10,395	$10,371
3/15	$10,302	$10,224
4/15	$10,854	$11,010
5/15	$10,553	$10,569
6/15	$10,467	$10,295
7/15	$9,999	$9,581
8/15	$9,168	$8,715
9/15	$8,987	$8,452
10/15	$9,385	$9,055
11/15	$9,153	$8,702
12/15	$8,929	$8,508
1/16	$8,402	$7,956
2/16	$8,344	$7,943
3/16	$9,349	$8,994
4/16	$9,356	$9,043
5/16	$9,240	$8,706
6/16	$9,521	$9,054
7/16	$9,985	$9,509
8/16	$10,174	$9,746
9/16	$10,348	$9,871
10/16	$10,269	$9,895
11/16	$9,506	$9,439
12/16	$9,521	$9,460
1/17	$10,043	$9,978
2/17	$10,283	$10,283
3/17	$10,610	$10,543
4/17	$10,987	$10,774
5/17	$11,329	$11,092
6/17	$11,409	$11,204
7/17	$12,018	$11,872
8/17	$12,237	$12,136
9/17	$12,208	$12,088
10/17	$12,427	$12,512
11/17	$12,478	$12,537
12/17	$12,859	$12,987
1/18	$13,883	$14,069
2/18	$13,180	$13,421
3/18	$13,085	$13,171
4/18	$12,705	$13,113
5/18	$12,098	$12,648
6/18	$11,637	$12,123
7/18	$11,885	$12,389
8/18	$11,561	$12,054
9/18	$11,334	$11,990
10/18	$10,540	$10,946
11/18	$10,915	$11,397
12/18	$10,607	$11,095
1/19	$11,451	$12,066
2/19	$11,326	$12,094
3/19	$11,400	$12,195
4/19	$11,723	$12,452
5/19	$11,077	$11,548
6/19	$11,679	$12,269
7/19	$11,594	$12,119
8/19	$11,188	$11,528
9/19	$11,419	$11,748
10/19	$11,904	$12,244
11/19	$11,825	$12,227
12/19	$12,676	$13,139
1/20	$12,024	$12,526
2/20	$11,491	$11,866
3/20	$9,271	$10,038
4/20	$10,011	$10,958
5/20	$10,329	$11,042
6/20	$11,125	$11,853
7/20	$12,273	$12,913
8/20	$12,453	$13,198
9/20	$12,346	$12,986
10/20	$12,363	$13,254
11/20	$13,438	$14,480
12/20	$14,497	$15,544
1/21	$14,908	$16,021
2/21	$15,055	$16,143
3/21	$14,809	$15,899
4/21	$15,236	$16,295
5/21	$15,597	$16,673
6/21	$15,770	$16,702
7/21	$14,992	$15,578
8/21	$15,645	$15,986
9/21	$14,892	$15,350
10/21	$15,207	$15,502
11/21	$14,371	$14,870
12/21	$14,925	$15,149
1/22	$14,446	$14,862
2/22	$13,362	$14,418
3/22	$13,080	$14,092
4/22	$11,947	$13,308
5/22	$12,162	$13,367
6/22	$10,987	$12,479
7/22	$11,316	$12,448
8/22	$11,137	$12,500
9/22	$10,054	$11,035
10/22	$10,139	$10,692
11/22	$11,617	$12,278
12/22	$11,174	$12,105
1/23	$12,116	$13,061
2/23	$11,240	$12,214
3/23	$11,476	$12,584
4/23	$11,457	$12,442
5/23	$11,325	$12,233
6/23	$11,909	$12,697
7/23	$12,463	$13,488
8/23	$11,713	$12,657
9/23	$11,470	$12,326
10/23	$11,158	$11,847
11/23	$11,917	$12,795
12/23	$12,511	$13,295
1/24	$12,102	$12,678
2/24	$12,657	$13,281
3/24	$13,057	$13,610
4/24	$13,144	$13,671
5/24	$13,310	$13,748
6/24	$13,913	$14,290
7/24	$13,812	$14,333
8/24	$13,891	$14,564
9/24	$14,493	$15,537
10/24	$13,940	$14,846
11/24	$13,625	$14,312
12/24	$13,477	$14,293

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class II	7.72%	1.23%	3.03%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$153,606,686
# of Portfolio Holdings	97
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$1,194,480

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Other	5.1%
Poland	2.0%
Indonesia	2.7%
South Africa	4.0%
United States	4.4%
Mexico	4.5%
Brazil	4.9%
Korea, Republic of	6.4%
Taiwan	20.1%
China	21.7%
India	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	12.8%
Tencent Holdings Ltd.	5.1%
Mahindra & Mahindra Ltd.	3.0%
Alibaba Group Holding Ltd.	2.7%
China Construction Bank Corp.	2.3%
ICICI Bank Ltd.	2.0%
WEG SA	2.0%
Samsung Electronics Co. Ltd.	2.0%
Reliance Industries Ltd.	1.9%
State Bank of India	1.7%
Total	35.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MSMBX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class I MIMPX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Our Value Recovery theme detracted, led lower by overweights in U.S. Value vs. expensive stocks, and in EM Value stocks vs. EM equities

↓ A tactical overweight in U.S. equity volatility (beta-hedged) detracted as volatility declined faster than anticipated

↓ An overweight in EMU equities vs. Japanese equities detracted as EMU equity multiples did not increase as anticipated

↑ Overweights in South African 10-year bonds vs. U.S. 10-year Treasury bonds, and in South African banks vs. emerging markets (EM) equities benefited from the country’s economic recovery

↑ An overweight in European Monetary Union (EMU) banks vs. EMU equities contributed as EMU growth reaccelerated and EMU inflation continued to fall

↑ An overweight in the Turkish lira vs. the U.S. dollar contributed, driven by a material decline in Turkish inflation

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class I	MSCI All Country World Index	Customized MSIM Global Allocation Index
12/14	$10,000	$10,000	$10,000
1/15	$9,912	$9,844	$9,869
2/15	$10,204	$10,392	$10,189
3/15	$10,019	$10,231	$10,045
4/15	$10,195	$10,528	$10,281
5/15	$10,068	$10,514	$10,205
6/15	$9,825	$10,266	$10,057
7/15	$9,879	$10,355	$10,060
8/15	$9,450	$9,646	$9,646
9/15	$9,181	$9,296	$9,436
10/15	$9,620	$10,026	$9,889
11/15	$9,510	$9,943	$9,755
12/15	$9,361	$9,764	$9,649
1/16	$9,061	$9,175	$9,314
2/16	$9,012	$9,112	$9,335
3/16	$9,550	$9,787	$9,839
4/16	$9,749	$9,931	$9,998
5/16	$9,650	$9,944	$9,968
6/16	$9,602	$9,884	$10,024
7/16	$9,883	$10,310	$10,275
8/16	$9,913	$10,344	$10,273
9/16	$9,943	$10,408	$10,341
10/16	$9,742	$10,231	$10,151
11/16	$9,722	$10,309	$10,084
12/16	$9,883	$10,531	$10,209
1/17	$10,043	$10,819	$10,419
2/17	$10,183	$11,123	$10,612
3/17	$10,323	$11,259	$10,679
4/17	$10,503	$11,434	$10,811
5/17	$10,674	$11,687	$11,001
6/17	$10,724	$11,740	$11,027
7/17	$10,919	$12,068	$11,286
8/17	$10,929	$12,114	$11,357
9/17	$11,084	$12,348	$11,447
10/17	$11,207	$12,605	$11,573
11/17	$11,361	$12,849	$11,759
12/17	$11,474	$13,056	$11,889
1/18	$11,865	$13,793	$12,348
2/18	$11,526	$13,213	$11,993
3/18	$11,495	$12,931	$11,890
4/18	$11,485	$13,054	$11,882
5/18	$11,351	$13,070	$11,855
6/18	$11,320	$13,000	$11,795
7/18	$11,512	$13,392	$12,000
8/18	$11,458	$13,497	$12,062
9/18	$11,491	$13,555	$12,052
10/18	$10,957	$12,540	$11,456
11/18	$11,088	$12,723	$11,571
12/18	$10,728	$11,827	$11,176
1/19	$11,316	$12,761	$11,773
2/19	$11,436	$13,102	$11,935
3/19	$11,567	$13,267	$12,085
4/19	$11,785	$13,715	$12,315
5/19	$11,425	$12,901	$11,944
6/19	$11,959	$13,746	$12,519
7/19	$11,917	$13,786	$12,527
8/19	$11,778	$13,459	$12,451
9/19	$11,893	$13,742	$12,557
10/19	$12,137	$14,119	$12,797
11/19	$12,264	$14,463	$12,945
12/19	$12,635	$14,973	$13,249
1/20	$12,414	$14,807	$13,229
2/20	$11,708	$13,611	$12,623
3/20	$10,411	$11,774	$11,488
4/20	$11,233	$13,035	$12,316
5/20	$11,581	$13,602	$12,659
6/20	$11,859	$14,036	$12,947
7/20	$12,382	$14,779	$13,523
8/20	$12,841	$15,683	$14,011
9/20	$12,573	$15,178	$13,720
10/20	$12,394	$14,809	$13,525
11/20	$13,542	$16,634	$14,624
12/20	$14,014	$17,406	$15,110
1/21	$13,976	$17,327	$15,016
2/21	$14,205	$17,729	$15,121
3/21	$14,409	$18,202	$15,247
4/21	$14,817	$18,998	$15,724
5/21	$15,174	$19,294	$15,930
6/21	$14,983	$19,548	$15,999
7/21	$15,038	$19,682	$16,151
8/21	$15,173	$20,175	$16,367
9/21	$14,783	$19,342	$15,845
10/21	$15,092	$20,329	$16,314
11/21	$14,823	$19,839	$16,060
12/21	$15,186	$20,633	$16,436
1/22	$14,837	$19,620	$15,817
2/22	$14,555	$19,113	$15,497
3/22	$14,474	$19,527	$15,509
4/22	$13,466	$17,964	$14,425
5/22	$13,668	$17,985	$14,451
6/22	$12,552	$16,469	$13,534
7/22	$13,142	$17,619	$14,216
8/22	$12,564	$16,970	$13,678
9/22	$11,524	$15,346	$12,611
10/22	$11,953	$16,272	$13,033
11/22	$12,861	$17,534	$13,885
12/22	$12,614	$16,844	$13,587
1/23	$13,422	$18,051	$14,350
2/23	$12,927	$17,534	$13,912
3/23	$13,241	$18,075	$14,346
4/23	$13,323	$18,334	$14,495
5/23	$13,059	$18,138	$14,288
6/23	$13,555	$19,191	$14,786
7/23	$13,918	$19,894	$15,151
8/23	$13,599	$19,338	$14,814
9/23	$13,095	$18,538	$14,274
10/23	$12,793	$17,981	$13,948
11/23	$13,750	$19,640	$15,002
12/23	$14,388	$20,584	$15,683
1/24	$14,271	$20,704	$15,652
2/24	$14,506	$21,593	$15,976
3/24	$14,825	$22,271	$16,312
4/24	$14,371	$21,536	$15,825
5/24	$14,858	$22,411	$16,293
6/24	$15,009	$22,910	$16,521
7/24	$15,396	$23,279	$16,863
8/24	$15,715	$23,870	$17,279
9/24	$16,000	$24,425	$17,638
10/24	$15,530	$23,877	$17,164
11/24	$15,916	$24,770	$17,573
12/24	$15,463	$24,183	$17,172

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class I	7.47%	4.12%	4.45%
MSCI All Country World Index	17.49%	10.06%	9.23%
Customized MSIM Global Allocation Index	9.49%	5.32%	5.56%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Global Aggregate Index (benchmark that provides a broad based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$82,032,113
# of Portfolio Holdings	1,459
Portfolio Turnover Rate	98%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.6%
Supranational	0.6%
Asset-Backed Securities	0.8%
Mortgages - Other	1.7%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.3%
Corporate Bonds	9.9%
Sovereign	17.0%
Short-Term Investments	21.9%
Common Stocks	37.8%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

North America
67.2%
Europe
19.2%
Asia
7.7%
Oceania
2.0%
Africa
1.9%
United States
1.0%
Multi National
0.6%
South America
0.4%

Value	Value
South America	0.4%
Multi National	0.6%
United States	1.0%
Africa	1.9%
Oceania	2.0%
Asia	7.7%
Europe	19.2%
North America	67.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MIMPX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio

Class II MGTPX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$102	0.98%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI All Country World Index:

↓ Our Value Recovery theme detracted, led lower by overweights in U.S. Value vs. expensive stocks, and in EM Value stocks vs. EM equities

↓ A tactical overweight in U.S. equity volatility (beta-hedged) detracted as volatility declined faster than anticipated

↓ An overweight in EMU equities vs. Japanese equities detracted as EMU equity multiples did not increase as anticipated

↑ Overweights in South African 10-year bonds vs. U.S. 10-year Treasury bonds, and in South African banks vs. emerging markets (EM) equities benefited from the country’s economic recovery

↑ An overweight in European Monetary Union (EMU) banks vs. EMU equities contributed as EMU growth reaccelerated and EMU inflation continued to fall

↑ An overweight in the Turkish lira vs. the U.S. dollar contributed, driven by a material decline in Turkish inflation

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class II	MSCI All Country World Index	Customized MSIM Global Allocation Index
12/14	$10,000	$10,000	$10,000
1/15	$9,912	$9,844	$9,869
2/15	$10,205	$10,392	$10,189
3/15	$10,010	$10,231	$10,045
4/15	$10,186	$10,528	$10,281
5/15	$10,059	$10,514	$10,205
6/15	$9,814	$10,266	$10,057
7/15	$9,877	$10,355	$10,060
8/15	$9,447	$9,646	$9,646
9/15	$9,167	$9,296	$9,436
10/15	$9,607	$10,026	$9,889
11/15	$9,507	$9,943	$9,755
12/15	$9,347	$9,764	$9,649
1/16	$9,047	$9,175	$9,314
2/16	$8,997	$9,112	$9,335
3/16	$9,537	$9,787	$9,839
4/16	$9,737	$9,931	$9,998
5/16	$9,637	$9,944	$9,968
6/16	$9,579	$9,884	$10,024
7/16	$9,861	$10,310	$10,275
8/16	$9,891	$10,344	$10,273
9/16	$9,921	$10,408	$10,341
10/16	$9,720	$10,231	$10,151
11/16	$9,700	$10,309	$10,084
12/16	$9,861	$10,531	$10,209
1/17	$10,021	$10,819	$10,419
2/17	$10,162	$11,123	$10,612
3/17	$10,292	$11,259	$10,679
4/17	$10,473	$11,434	$10,811
5/17	$10,644	$11,687	$11,001
6/17	$10,694	$11,740	$11,027
7/17	$10,889	$12,068	$11,286
8/17	$10,899	$12,114	$11,357
9/17	$11,054	$12,348	$11,447
10/17	$11,167	$12,605	$11,573
11/17	$11,332	$12,849	$11,759
12/17	$11,435	$13,056	$11,889
1/18	$11,826	$13,793	$12,348
2/18	$11,486	$13,213	$11,993
3/18	$11,455	$12,931	$11,890
4/18	$11,445	$13,054	$11,882
5/18	$11,311	$13,070	$11,855
6/18	$11,280	$13,000	$11,795
7/18	$11,471	$13,392	$12,000
8/18	$11,405	$13,497	$12,062
9/18	$11,438	$13,555	$12,052
10/18	$10,914	$12,540	$11,456
11/18	$11,045	$12,723	$11,571
12/18	$10,675	$11,827	$11,176
1/19	$11,274	$12,761	$11,773
2/19	$11,383	$13,102	$11,935
3/19	$11,514	$13,267	$12,085
4/19	$11,732	$13,715	$12,315
5/19	$11,372	$12,901	$11,944
6/19	$11,907	$13,746	$12,519
7/19	$11,862	$13,786	$12,527
8/19	$11,723	$13,459	$12,451
9/19	$11,839	$13,742	$12,557
10/19	$12,070	$14,119	$12,797
11/19	$12,198	$14,463	$12,945
12/19	$12,568	$14,973	$13,249
1/20	$12,348	$14,807	$13,229
2/20	$11,642	$13,611	$12,623
3/20	$10,356	$11,774	$11,488
4/20	$11,178	$13,035	$12,316
5/20	$11,514	$13,602	$12,659
6/20	$11,792	$14,036	$12,947
7/20	$12,313	$14,779	$13,523
8/20	$12,772	$15,683	$14,011
9/20	$12,504	$15,178	$13,720
10/20	$12,326	$14,809	$13,525
11/20	$13,460	$16,634	$14,624
12/20	$13,932	$17,406	$15,110
1/21	$13,881	$17,327	$15,016
2/21	$14,110	$17,729	$15,121
3/21	$14,314	$18,202	$15,247
4/21	$14,722	$18,998	$15,724
5/21	$15,079	$19,294	$15,930
6/21	$14,888	$19,548	$15,999
7/21	$14,929	$19,682	$16,151
8/21	$15,077	$20,175	$16,367
9/21	$14,688	$19,342	$15,845
10/21	$14,996	$20,329	$16,314
11/21	$14,714	$19,839	$16,060
12/21	$15,077	$20,633	$16,436
1/22	$14,728	$19,620	$15,817
2/22	$14,446	$19,113	$15,497
3/22	$14,365	$19,527	$15,509
4/22	$13,358	$17,964	$14,425
5/22	$13,560	$17,985	$14,451
6/22	$12,459	$16,469	$13,534
7/22	$13,049	$17,619	$14,216
8/22	$12,471	$16,970	$13,678
9/22	$11,447	$15,346	$12,611
10/22	$11,860	$16,272	$13,033
11/22	$12,768	$17,534	$13,885
12/22	$12,504	$16,844	$13,587
1/23	$13,313	$18,051	$14,350
2/23	$12,818	$17,534	$13,912
3/23	$13,131	$18,075	$14,346
4/23	$13,198	$18,334	$14,495
5/23	$12,950	$18,138	$14,288
6/23	$13,429	$19,191	$14,786
7/23	$13,811	$19,894	$15,151
8/23	$13,475	$19,338	$14,814
9/23	$12,972	$18,538	$14,274
10/23	$12,687	$17,981	$13,948
11/23	$13,626	$19,640	$15,002
12/23	$14,247	$20,584	$15,683
1/24	$14,147	$20,704	$15,652
2/24	$14,365	$21,593	$15,976
3/24	$14,684	$22,271	$16,312
4/24	$14,247	$21,536	$15,825
5/24	$14,717	$22,411	$16,293
6/24	$14,868	$22,910	$16,521
7/24	$15,237	$23,279	$16,863
8/24	$15,556	$23,870	$17,279
9/24	$15,842	$24,425	$17,638
10/24	$15,372	$23,877	$17,164
11/24	$15,741	$24,770	$17,573
12/24	$15,305	$24,183	$17,172

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class II	7.42%	4.02%	4.35%
MSCI All Country World Index	17.49%	10.06%	9.23%
Customized MSIM Global Allocation Index	9.49%	5.32%	5.56%
Footnote	Description
Footnote[1]	The Customized MSIM Global Allocation Index is a performance linked benchmark comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Index for periods after May 31, 2017. Prior to May 31, 2017, the Customized MSIM Global Allocation Index consisted of 60% MSCI All Country World Index (benchmark that measures the equity market performance of developed and emerging markets), 30% Bloomberg Global Aggregate Index (benchmark that provides a broad based measure of the global investment grade fixed-rate debt markets), 5% S&P GSCI Light Energy Index (benchmark for investment performance in the energy commodity market) and 5% ICE BofA U.S. Dollar 1-Month LIBID Average Index (benchmark that tracks the performance of a basket of synthetic assets paying LIBID to a stated maturity). It is not possible to invest directly in an index.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$82,032,113
# of Portfolio Holdings	1,459
Portfolio Turnover Rate	98%
Total Advisory Fees Paid (Net of Waivers)	$0

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Commercial Mortgage-Backed Securities	0.6%
Supranational	0.6%
Asset-Backed Securities	0.8%
Mortgages - Other	1.7%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.3%
Corporate Bonds	9.9%
Sovereign	17.0%
Short-Term Investments	21.9%
Common Stocks	37.8%
Footnote	Description
Footnote†	Amount is less than 0.05%

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.6%
United States	1.0%
Africa	1.9%
Oceania	2.0%
Asia	7.7%
Europe	19.2%
North America	67.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MGTPX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class I MEGIX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$258	1.97%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in financials, led by a holding in a technology platform operator specializing in consumer buy-now-pay-later point of sale financing and payment processing

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Stock selection and an average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class I	Russell 1000® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$10,052	$10,287	$9,847
2/15	$10,840	$10,159	$10,503
3/15	$10,625	$10,231	$10,384
4/15	$10,814	$10,365	$10,436
5/15	$10,840	$10,171	$10,583
6/15	$10,856	$10,367	$10,396
7/15	$11,486	$9,743	$10,749
8/15	$10,718	$9,476	$10,096
9/15	$10,260	$10,243	$9,846
10/15	$10,890	$10,277	$10,694
11/15	$11,269	$10,092	$10,724
12/15	$11,224	$9,549	$10,567
1/16	$10,144	$9,545	$9,977
2/16	$9,863	$10,210	$9,973
3/16	$10,613	$10,266	$10,645
4/16	$10,590	$10,446	$10,548
5/16	$10,883	$10,469	$10,753
6/16	$10,789	$10,868	$10,711
7/16	$11,524	$10,882	$11,216
8/16	$11,623	$10,891	$11,160
9/16	$11,985	$10,679	$11,201
10/16	$11,564	$11,100	$10,938
11/16	$11,255	$11,308	$11,176
12/16	$11,040	$11,536	$11,314
1/17	$12,138	$11,982	$11,696
2/17	$12,375	$11,990	$12,182
3/17	$12,778	$12,116	$12,322
4/17	$13,333	$12,271	$12,604
5/17	$14,171	$12,357	$12,932
6/17	$14,028	$12,601	$12,898
7/17	$14,481	$12,641	$13,241
8/17	$14,881	$12,910	$13,483
9/17	$14,701	$13,206	$13,659
10/17	$15,525	$13,609	$14,188
11/17	$15,838	$13,761	$14,619
12/17	$15,804	$14,516	$14,733
1/18	$17,292	$13,983	$15,776
2/18	$17,541	$13,666	$15,363
3/18	$17,322	$13,712	$14,941
4/18	$17,336	$14,062	$14,994
5/18	$18,522	$14,153	$15,651
6/18	$18,854	$14,642	$15,801
7/18	$18,824	$15,146	$16,265
8/18	$20,487	$15,204	$17,155
9/18	$20,315	$14,128	$17,251
10/18	$18,153	$14,415	$15,708
11/18	$18,385	$13,102	$15,875
12/18	$16,995	$14,200	$14,510
1/19	$19,050	$14,681	$15,814
2/19	$20,018	$14,937	$16,380
3/19	$20,303	$15,540	$16,846
4/19	$21,081	$14,550	$17,607
5/19	$20,380	$15,571	$16,495
6/19	$21,847	$15,813	$17,628
7/19	$22,006	$15,523	$18,026
8/19	$21,030	$15,792	$17,888
9/19	$20,311	$16,127	$17,890
10/19	$20,523	$16,736	$18,394
11/19	$22,313	$17,220	$19,210
12/19	$22,401	$17,238	$19,790
1/20	$24,059	$15,830	$20,232
2/20	$23,765	$13,738	$18,854
3/20	$21,481	$15,553	$17,000
4/20	$25,880	$16,374	$19,515
5/20	$30,735	$16,736	$20,825
6/20	$34,064	$17,716	$21,732
7/20	$37,657	$19,016	$23,404
8/20	$40,881	$18,321	$25,819
9/20	$41,456	$17,879	$24,604
10/20	$39,785	$19,985	$23,769
11/20	$47,514	$20,830	$26,203
12/20	$48,678	$20,658	$27,408
1/21	$49,489	$21,257	$27,205
2/21	$52,220	$22,061	$27,199
3/21	$47,867	$23,249	$27,666
4/21	$50,369	$23,359	$29,548
5/21	$48,886	$23,944	$29,140
6/21	$54,778	$24,442	$30,968
7/21	$54,770	$25,149	$31,988
8/21	$56,013	$23,994	$33,184
9/21	$52,476	$25,659	$31,326
10/21	$56,567	$25,315	$34,039
11/21	$54,634	$26,340	$34,247
12/21	$48,729	$24,855	$34,971
1/22	$37,980	$24,173	$31,970
2/22	$37,626	$24,989	$30,612
3/22	$35,749	$22,761	$31,809
4/22	$27,902	$22,727	$27,968
5/22	$23,258	$20,823	$27,318
6/22	$21,135	$22,763	$25,154
7/22	$23,945	$21,889	$28,173
8/22	$24,270	$19,863	$26,861
9/22	$21,799	$21,456	$24,249
10/22	$22,341	$22,617	$25,667
11/22	$21,734	$21,302	$26,836
12/22	$19,459	$22,730	$24,782
1/23	$22,861	$22,189	$26,847
2/23	$21,929	$22,891	$26,528
3/23	$22,796	$23,175	$28,342
4/23	$21,453	$23,283	$28,621
5/23	$23,576	$24,855	$29,926
6/23	$25,613	$25,710	$31,972
7/23	$27,845	$25,260	$33,050
8/23	$25,288	$24,073	$32,753
9/23	$23,966	$23,491	$30,972
10/23	$21,908	$25,685	$30,531
11/23	$25,808	$26,953	$33,859
12/23	$28,929	$27,329	$35,358
1/24	$27,282	$28,805	$36,240
2/24	$30,662	$29,728	$38,713
3/24	$31,356	$28,463	$39,394
4/24	$28,343	$29,804	$37,723
5/24	$27,867	$30,790	$39,981
6/24	$29,189	$31,238	$42,677
7/24	$29,535	$31,979	$41,951
8/24	$31,442	$32,663	$42,825
9/24	$33,306	$32,434	$44,038
10/24	$35,776	$34,522	$43,893
11/24	$44,249	$33,560	$46,740
12/24	$46,762	$33,560	$47,152

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class IFootnote Reference2	61.65%	15.86%	16.68%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 1000® Index effective May 1, 2024.
Footnote[2]	Performance was positively impacted for Class I shares due to a payment from a class action settlement involving the Fund's past holdings. Had this payment not occurred, the 1 year total return for Class I shares would have been 46.59%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$717,823,197
# of Portfolio Holdings	33
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$1,537,155

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
33.5%
Consumer Discretionary
32.2%
Communication Services
11.5%
Financials
9.8%
Short-Term Investments
4.8%
Health Care
4.8%
Investment Companies
2.9%
Real Estate
0.5%

Value	Value
Real Estate	0.5%
Investment Companies	2.9%
Health Care	4.8%
Short-Term Investments	4.8%
Financials	9.8%
Communication Services	11.5%
Consumer Discretionary	32.2%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.4%
Cloudflare, Inc.	8.0%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.8%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MEGIX -TSR-AR

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio

Class II MEGTX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$286	2.19%
Footnote	Description
Footnote[1]	Does not reflect fees and expenses imposed by your insurance company. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index:

↑ Stock selection and average overweight in consumer discretionary, led by a position in a leading seller of used cars online in the United States

↑ Stock selection in information technology, led by a position in an enterprise analytics platform and Bitcoin developing company

↑ Stock selection in financials, led by a holding in a technology platform operator specializing in consumer buy-now-pay-later point of sale financing and payment processing

↓ Stock selection in health care, where a position in an underperforming health care services provider was the largest detractor

↓ Average underweight to information technology

↓ Stock selection and an average underweight in communication services, which lagged primarily because of underweight exposures to some of the “Magnificent 7” companies that drove significant performance gains within the Index in 2024

Fund Performance

Comparison of the change in value of a $10,000  investment for the period indicated.

	Class II	Russell 1000® Index	Russell 1000® Growth Index
12/14	$10,000	$10,000	$10,000
1/15	$10,050	$10,287	$9,847
2/15	$10,834	$10,159	$10,503
3/15	$10,617	$10,231	$10,384
4/15	$10,804	$10,365	$10,436
5/15	$10,827	$10,171	$10,583
6/15	$10,844	$10,367	$10,396
7/15	$11,471	$9,743	$10,749
8/15	$10,703	$9,476	$10,096
9/15	$10,243	$10,243	$9,846
10/15	$10,865	$10,277	$10,694
11/15	$11,243	$10,092	$10,724
12/15	$11,197	$9,549	$10,567
1/16	$10,116	$9,545	$9,977
2/16	$9,834	$10,210	$9,973
3/16	$10,579	$10,266	$10,645
4/16	$10,552	$10,446	$10,548
5/16	$10,845	$10,469	$10,753
6/16	$10,749	$10,868	$10,711
7/16	$11,478	$10,882	$11,216
8/16	$11,576	$10,891	$11,160
9/16	$11,933	$10,679	$11,201
10/16	$11,511	$11,100	$10,938
11/16	$11,204	$11,308	$11,176
12/16	$10,982	$11,536	$11,314
1/17	$12,077	$11,982	$11,696
2/17	$12,309	$11,990	$12,182
3/17	$12,704	$12,116	$12,322
4/17	$13,256	$12,271	$12,604
5/17	$14,087	$12,357	$12,932
6/17	$13,938	$12,601	$12,898
7/17	$14,389	$12,641	$13,241
8/17	$14,785	$12,910	$13,483
9/17	$14,597	$13,206	$13,659
10/17	$15,415	$13,609	$14,188
11/17	$15,724	$13,761	$14,619
12/17	$15,684	$14,516	$14,733
1/18	$17,161	$13,983	$15,776
2/18	$17,405	$13,666	$15,363
3/18	$17,182	$13,712	$14,941
4/18	$17,197	$14,062	$14,994
5/18	$18,365	$14,153	$15,651
6/18	$18,689	$14,642	$15,801
7/18	$18,658	$15,146	$16,265
8/18	$20,300	$15,204	$17,155
9/18	$20,125	$14,128	$17,251
10/18	$17,984	$14,415	$15,708
11/18	$18,208	$13,102	$15,875
12/18	$16,828	$14,200	$14,510
1/19	$18,858	$14,681	$15,814
2/19	$19,813	$14,937	$16,380
3/19	$20,088	$15,540	$16,846
4/19	$20,850	$14,550	$17,607
5/19	$20,157	$15,571	$16,495
6/19	$21,605	$15,813	$17,628
7/19	$21,754	$15,523	$18,026
8/19	$20,790	$15,792	$17,888
9/19	$20,071	$16,127	$17,890
10/19	$20,275	$16,736	$18,394
11/19	$22,038	$17,220	$19,210
12/19	$22,124	$17,238	$19,790
1/20	$23,755	$15,830	$20,232
2/20	$23,457	$13,738	$18,854
3/20	$21,206	$15,553	$17,000
4/20	$25,537	$16,374	$19,515
5/20	$30,317	$16,736	$20,825
6/20	$33,605	$17,716	$21,732
7/20	$37,138	$19,016	$23,404
8/20	$40,307	$18,321	$25,819
9/20	$40,867	$17,879	$24,604
10/20	$39,209	$19,985	$23,769
11/20	$46,821	$20,830	$26,203
12/20	$47,956	$20,658	$27,408
1/21	$48,737	$21,257	$27,205
2/21	$51,426	$22,061	$27,199
3/21	$47,123	$23,249	$27,666
4/21	$49,577	$23,359	$29,548
5/21	$48,110	$23,944	$29,140
6/21	$53,902	$24,442	$30,968
7/21	$53,877	$25,149	$31,988
8/21	$55,084	$23,994	$33,184
9/21	$51,603	$25,659	$31,326
10/21	$55,608	$25,315	$34,039
11/21	$53,699	$26,340	$34,247
12/21	$47,884	$24,855	$34,971
1/22	$37,313	$24,173	$31,970
2/22	$36,957	$24,989	$30,612
3/22	$35,107	$22,761	$31,809
4/22	$27,394	$22,727	$27,968
5/22	$22,835	$20,823	$27,318
6/22	$20,748	$22,763	$25,154
7/22	$23,489	$21,889	$28,173
8/22	$23,824	$19,863	$26,861
9/22	$21,394	$21,456	$24,249
10/22	$21,897	$22,617	$25,667
11/22	$21,310	$21,302	$26,836
12/22	$19,076	$22,730	$24,782
1/23	$22,399	$22,189	$26,847
2/23	$21,478	$22,891	$26,528
3/23	$22,344	$23,175	$28,342
4/23	$21,003	$23,283	$28,621
5/23	$23,070	$24,855	$29,926
6/23	$25,081	$25,710	$31,972
7/23	$27,259	$25,260	$33,050
8/23	$24,745	$24,073	$32,753
9/23	$23,461	$23,491	$30,972
10/23	$21,422	$25,685	$30,531
11/23	$25,248	$26,953	$33,859
12/23	$28,292	$27,329	$35,358
1/24	$26,673	$28,805	$36,240
2/24	$29,968	$29,728	$38,713
3/24	$30,639	$28,463	$39,394
4/24	$27,678	$29,804	$37,723
5/24	$27,231	$30,790	$39,981
6/24	$28,516	$31,238	$42,677
7/24	$28,851	$31,979	$41,951
8/24	$30,694	$32,663	$42,825
9/24	$32,510	$32,434	$44,038
10/24	$34,912	$34,522	$43,893
11/24	$43,179	$33,560	$46,740
12/24	$45,553	$33,560	$47,152

Average Annual Total Returns (%)Footnote Reference1

AATR	1 Year	5 Years	10 Years
Class IIFootnote Reference2	61.01%	15.54%	16.37%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Russell 1000® Index effective May 1, 2024.
Footnote[2]	Performance was positively impacted for Class II shares due to a payment from a class action settlement involving the Fund's past holdings. Had this payment not occurred, the 1 year total return for Class II shares would have been 46.20%.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$717,823,197
# of Portfolio Holdings	33
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$1,537,155

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Investment Companies	2.9%
Health Care	4.8%
Short-Term Investments	4.8%
Financials	9.8%
Communication Services	11.5%
Consumer Discretionary	32.2%
Information Technology	33.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Tesla, Inc.	8.4%
Cloudflare, Inc.	8.0%
DoorDash, Inc.	6.7%
Shopify, Inc.	6.4%
Trade Desk, Inc.	6.3%
Affirm Holdings, Inc.	6.2%
ROBLOX Corp.	5.1%
MercadoLibre, Inc.	4.8%
Samsara, Inc.	4.8%
Carvana Co.	4.6%
Total	61.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by contacting your financial intermediary.

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

MEGTX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Directors has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024

	Registrant			Covered Entities(1)
Audit Fees	$346,394		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—

Total	$346,394			$—

2023

	Registrant			Covered Entities(1)
Audit Fees	$473,966		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$1,627,962	(5)
Total Non-Audit Fees	$—			$1,627,962

Total	$473,966			$1,627,962

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Variable Insurance Fund, Inc.

Annual Financial Statements and Additional Information

December 31, 2024

Discovery Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (90.8%)
Automobiles (0.3%)
Rivian Automotive, Inc., Class A (a)	41,047	$546
Biotechnology (2.4%)
Alnylam Pharmaceuticals, Inc. (a)	1,738	409
Argenx SE ADR (Belgium) (a)	887	546
Intellia Therapeutics, Inc. (a)	34,922	407
ProKidney Corp. (a)	126,796	214
Roivant Sciences Ltd. (a)	267,998	3,170
		4,746
Broadline Retail (5.7%)
Global-e Online Ltd. (Israel) (a)	205,046	11,181
Entertainment (5.6%)
ROBLOX Corp., Class A (a)	190,788	11,039
Financial Services (8.9%)
Adyen NV (Netherlands) (a)	3,511	5,218
Affirm Holdings, Inc. (a)	202,156	12,311
		17,529
Health Care Equipment & Supplies (1.3%)
Dexcom, Inc. (a)	25,900	2,014
Penumbra, Inc. (a)	2,301	547
		2,561
Health Care Providers & Services (0.8%)
Agilon Health, Inc. (a)	791,761	1,504
Health Care Technology (0.2%)
Doximity, Inc., Class A (a)	8,962	478
Hotels, Restaurants & Leisure (6.7%)
DoorDash, Inc., Class A (a)	78,799	13,218
Information Technology Services (11.0%)
Cloudflare, Inc., Class A (a)	154,815	16,671
Snowflake, Inc., Class A (a)	32,080	4,953
		21,624
Interactive Media & Services (2.7%)
ZoomInfo Technologies, Inc., Class A (a)	506,835	5,327
Leisure Products (2.0%)
Peloton Interactive, Inc., Class A (a)	447,993	3,898
Machinery (0.3%)
Symbotic, Inc. (a)(b)	23,581	559
Media (6.3%)
Trade Desk, Inc., Class A (a)	105,430	12,391
Pharmaceuticals (3.6%)
Royalty Pharma PLC, Class A	275,455	7,027
Real Estate Management & Development (0.0%)‡
Landbridge Co. LLC	801	52
Software (20.0%)
AppLovin Corp., Class A (a)	9,918	3,212
Aurora Innovation, Inc. (a)	1,403,519	8,842
Bill Holdings, Inc. (a)	61,481	5,208
MicroStrategy, Inc., Class A (a)	15,450	4,475
	Shares	Value (000)
Palantir Technologies, Inc., Class A (a)	1,265	$96
Procore Technologies, Inc. (a)	11,667	874
QXO, Inc.	449,630	7,149
Samsara, Inc., Class A (a)	218,039	9,526
		39,382
Specialty Retail (8.6%)
Carvana Co. (a)	45,045	9,160
Chewy, Inc., Class A (a)	33,229	1,113
Floor & Decor Holdings, Inc., Class A (a)	66,836	6,664
		16,937
Trading Companies & Distributors (4.4%)
Core & Main, Inc., Class A (a)	171,147	8,713
Total Common Stocks (Cost $148,324)		178,712
Preferred Stocks (2.2%)
Software (2.2%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	3,356
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	892
Total Preferred Stocks (Cost $3,375)		4,248
Investment Company (3.0%)
iShares Bitcoin Trust ETF (a) (Cost $4,345)	112,303	5,958
Short-Term Investments (3.4%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note H) (Cost $6,301)	6,301,200	6,301
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note H)	410,244	410
	Face Amount (000)
Repurchase Agreement (0.0%)‡
Merrill Lynch & Co., Inc., (4.45%, dated 12/31/24, due 1/2/25; proceeds $82; fully collateralized by a U.S. Government obligation; 4.63% due 4/30/29; valued at $84)	$82	82
Total Securities held as Collateral on Loaned Securities (Cost $492)		492
Total Short-Term Investments (Cost $6,793)		6,793
Total Investments Excluding Purchased Options (99.4%) (Cost $162,837)		195,711
Total Purchased Options Outstanding (0.3%) (Cost $875)		605
Total Investments (99.7%) (Cost $163,712) including $559 of Securities Loaned (e)(f)(g)		196,316
Other Assets in Excess of Liabilities (0.3%)		517
Net Assets (100.0%)		$196,833

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at December 31, 2024.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024 amounts to approximately $4,248,000 and represents 2.2% of net assets.

(d)  At December 31, 2024, the Fund held fair valued securities valued at approximately $4,248,000, representing 2.2% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $5,218,000 and 2.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  Securities are available for collateral in connection with purchased options.

(g)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $164,223,000. The aggregate gross unrealized appreciation is approximately $62,532,000 and the aggregate gross unrealized depreciation is approximately $31,269,000, resulting in net unrealized appreciation of approximately $31,263,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	19,572,621	$19,573	$123		$81	$42
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	40,809,074	40,809	—	@	154	(154)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	40,532,709	40,533	226		176	50
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	17,858,771	17,859	68		78	(10)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	40,113,584	40,114	28		170	(142)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	45,434,046	45,434	160		216	(56)
							$605		$875	$(270)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.4%
Software	22.3
Information Technology Services	11.1
Financial Services	9.0
Specialty Retail	8.7
Hotels, Restaurants & Leisure	6.8
Media	6.3
Broadline Retail	5.7
Entertainment	5.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $157,001)	$189,605
Investment in Security of Affiliated Issuer, at Value (Cost $6,711)	6,711
Total Investments in Securities, at Value (Cost $163,712)	196,316
Cash from Securities Lending	40
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	2,849
Receivable from Affiliate	20
Receivable from Securities Lending Income	1
Receivable for Fund Shares Sold	—	@
Other Assets	17
Total Assets	199,244
Liabilities:
Payable for Investments Purchased	861
Collateral on Securities Loaned, at Value	532
Payable for Fund Shares Redeemed	311
Due to Broker	270
Payable for Advisory Fees	261
Payable for Servicing Fees	89
Payable for Professional Fees	22
Payable for Administration Fees	14
Payable for Distribution Fees — Class II Shares	14
Payable for Custodian Fees	7
Payable for Transfer Agency Fees	2
Other Liabilities	28
Total Liabilities	2,411
NET ASSETS	$196,833
Net Assets Consist of:
Paid-in-Capital	$277,328
Total Accumulated Loss	(80,495)
Net Assets	$196,833
CLASS I:
Net Assets	$40,239
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,180,725 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$6.51
CLASS II:
Net Assets	$156,594
Net Asset Value, Offering and Redemption Price Per Share Applicable to 27,286,730 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.74
(1) Including:
Securities on Loan, at Value:	$559

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Discovery Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$275
Dividends from Securities of Unaffiliated Issuers	218
Income from Securities Loaned — Net	6
Total Investment Income	499
Expenses:
Advisory Fees (Note B)	1,256
Distribution Fees — Class II Shares (Note E)	338
Servicing Fees (Note D)	257
Professional Fees	197
Administration Fees (Note C)	134
Shareholder Reporting Fees	33
Custodian Fees (Note G)	17
Transfer Agency Fees (Note F)	13
Directors' Fees and Expenses	4
Pricing Fees	3
Other Expenses	24
Total Expenses	2,276
Waiver of Advisory Fees (Note B)	(348)
Waiver of Distribution Fees — Class II Shares (Note E)	(203)
Rebate from Morgan Stanley Affiliate (Note H)	(11)
Net Expenses	1,714
Net Investment Loss	(1,215)
Realized Gain:
Investments Sold	27,367
Foreign Currency Transaction	2
Net Realized Gain	27,369
Change in Unrealized Appreciation (Depreciation):
Investments	35,211
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	35,211
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	62,580
Net Increase in Net Assets Resulting from Operations	$61,365

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,215)	$(916)
Net Realized Gain (Loss)	27,369	(40,661)
Net Change in Unrealized Appreciation (Depreciation)	35,211	94,770
Net Increase in Net Assets Resulting from Operations	61,365	53,193
Capital Share Transactions:(1)
Class I:
Subscribed	7,942	10,366
Redeemed	(10,488)	(11,848)
Class II:
Subscribed	3,386	9,207
Redeemed	(31,044)	(17,173)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,204)	(9,448)
Total Increase in Net Assets	31,161	43,745
Net Assets:
Beginning of Period	165,672	121,927
End of Period	$196,833	$165,672
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,573	2,803
Shares Redeemed	(2,061)	(3,165)
Net Decrease in Class I Shares Outstanding	(488)	(362)
Class II:
Shares Subscribed	760	2,883
Shares Redeemed	(6,818)	(5,044)
Net Decrease in Class II Shares Outstanding	(6,058)	(2,161)

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$4.59		$3.18		$17.04		$29.50		$13.05
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.02)		(0.04)		(0.19)		(0.17)
Net Realized and Unrealized Gain (Loss)	1.95		1.43		(9.83)		(1.27)		18.96
Total from Investment Operations	1.92		1.41		(9.87)		(1.46)		18.79
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.99)		(11.00)		(2.34)
Net Asset Value, End of Period	$6.51		$4.59		$3.18		$17.04		$29.50
Total Return(3)	41.83%		44.34	%(4)	(62.96)%		(11.06)%		152.30%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$40,239		$30,613		$22,330		$56,135		$68,299
Ratio of Expenses Before Expense Limitation	1.16%		1.16%		1.15%		1.06%		1.08%
Ratio of Expenses After Expense Limitation	0.94	%(5)	0.94	%(5)	0.94	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.95	%(5)	N/A
Ratio of Net Investment Loss	(0.64	)%(5)	(0.56	)%(5)	(0.68	)%(5)	(0.78	)%(5)	(0.86	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	64%		60%		49%		95%		112%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Discovery Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$4.05		$2.81		$16.04		$28.41		$12.63
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.02)		(0.04)		(0.20)		(0.18)
Net Realized and Unrealized Gain (Loss)	1.72		1.26		(9.20)		(1.17)		18.30
Total from Investment Operations	1.69		1.24		(9.24)		(1.37)		18.12
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.99)		(11.00)		(2.34)
Net Asset Value, End of Period	$5.74		$4.05		$2.81		$16.04		$28.41
Total Return(3)	41.73%		44.13	%(4)	(62.97)%		(11.19)%		152.04%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$156,594		$135,059		$99,597		$267,182		$332,541
Ratio of Expenses Before Expense Limitation	1.41%		1.41%		1.40%		1.31%		1.33%
Ratio of Expenses After Expense Limitation	1.04	%(5)	1.04	%(5)	1.04	%(5)	1.05	%(5)	1.05	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.05	%(5)	N/A
Ratio of Net Investment Loss	(0.74	)%(5)	(0.66	)%(5)	(0.78	)%(5)	(0.88	)%(5)	(0.96	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	64%		60%		49%		95%		112%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the consolidated financial statements were issued.

The accompanying consolidated financial statements relates to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the

Subsidiary represented approximately $5,955,000 or approximately 3.03% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such

9

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

10

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$546	$—	$—	$546
Biotechnology	4,746	—	—	4,746
Broadline Retail	11,181	—	—	11,181
Entertainment	11,039	—	—	11,039
Financial Services	12,311	5,218	—	17,529
Health Care Equipment & Supplies	2,561	—	—	2,561
Health Care Providers & Services	1,504	—	—	1,504
Health Care Technology	478	—	—	478
Hotels, Restaurants & Leisure	13,218	—	—	13,218
Information Technology Services	21,624	—	—	21,624
Interactive Media & Services	5,327	—	—	5,327
Leisure Products	3,898	—	—	3,898
Machinery	559	—	—	559
Media	12,391	—	—	12,391
Pharmaceuticals	7,027	—	—	7,027
Real Estate Management & Development	52	—	—	52
Software	39,382	—	—	39,382
Specialty Retail	16,937	—	—	16,937
Trading Companies & Distributors	8,713	—	—	8,713
Total Common Stocks	173,494	5,218	—	178,712
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stocks
Software	$—	$—	$4,248	$4,248
Investment Company	5,958	—	—	5,958
Call Options Purchased	—	605	—	605
Short-Term Investments
Investment Company	6,711	—	—	6,711
Repurchase Agreement	—	82	—	82
Total Short-Term Investments	6,711	82	—	6,793
Total Assets	$186,163	$5,905	$4,248	$196,316

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$3,278
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	970
Realized gains (losses)	—
Ending Balance	$4,248
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$970

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stocks	$4,248	Market Transaction Method	Precedent Transaction	$92.50	Increase

*  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

11

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect

12

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

13

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$605	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(419	)(a)

(a)  Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$74(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$605	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$160	$—	$—	$160
JPMorgan Chase Bank NA	219	—	—	219
Standard Chartered Bank	226	—	(226)	0
Total	$605	$—	$(226)	$379

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

14

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	137,408,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$559	(a)	$—	$(559	)(b)(c)	$0

(a)  Represents market value of loaned securities at year end.

(b)  The Fund received cash collateral of approximately $532,000 of which approximately $492,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. As of December 31, 2024, there was uninvested cash of approximately $40,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $57,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$532	$—	$—	$—	$532
Total Borrowings	$532	$—	$—	$—	$532
Gross amount of recognized liabilities for securities lending transactions					$532

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities

15

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.54% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $348,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's

16

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the year ended December 31, 2024, this waiver amounted to approximately $203,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $105,423,000 and $136,943,000, respectively. There were no purchases and sales of long-term

U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$8,386	$78,235	$79,910	$275
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$6,711

During the year ended December 31, 2024, the Fund incurred approximately $2,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley

17

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$954	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $35,822,000 and $77,300,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $23,449,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

18

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

K. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.7%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

19

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Discovery Portfolio and the Board of Directors of
Morgan Stanley Variable Insurance Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Discovery Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

20

(This page has been left blank intentionally.)

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MMGTX-NCSR 12.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Annual Financial Statements and Additional Information

December 31, 2024

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (95.8%)
Albania (0.5%)
Sovereign (0.5%)
Albania Government International Bond, 3.50%, 11/23/31	EUR	335	$327
5.90%, 6/9/28		160	172
			499
Angola (3.5%)
Sovereign (3.5%)
Angolan Government International Bond, 8.75%, 4/14/32		$2,107	1,867
9.13%, 11/26/49		1,020	821
9.38%, 5/8/48		1,118	920
			3,608
Argentina (2.9%)
Corporate Bonds (0.5%)
Generacion Mediterranea SA/ Central Termica Roca SA, 11.00%, 11/1/31 (a)		284	275
Telecom Argentina SA, 9.50%, 7/18/31 (a)		216	222
			497
Senior Loan Interests (0.3%)
Provincia De Neuquen 3 Month SOFR + 7.30%, 11.78%, 11/1/27 (b)		293	296
Sovereign (2.1%)
Argentina Bonar Bond, 0.75%, 7/9/30 (c)		1,011	743
Argentine Republic Government International Bond, 0.75%, 7/9/30 (c)		432	334
3.50%, 7/9/41 (c)		300	188
4.13%, 7/9/35 (c)		880	585
5.00%, 1/9/38 (c)		500	351
			2,201
			2,994
Bahamas (1.2%)
Senior Loan Interests (1.0%)
Commonwealth of Bahamas 3 Month EURIBOR + 6.85%, 9.45%, 11/24/28 (b)	EUR	990	1,053
Sovereign (0.2%)
Bahamas Government International Bond, 6.95%, 11/20/29		$8	8
8.95%, 10/15/32		200	207
			215
			1,268
Barbados (0.4%)
Sovereign (0.4%)
Barbados Government International Bond, 6.50%, 10/1/29		380	373
	Face Amount (000)		Value (000)
Benin (2.8%)
Sovereign (2.8%)
Benin Government International Bond, 4.88%, 1/19/32	EUR	250	$235
4.95%, 1/22/35		810	712
6.88%, 1/19/52		1,970	1,722
7.96%, 2/13/38		$200	189
			2,858
Bermuda (0.4%)
Corporate Bond (0.4%)
Golar LNG Ltd., 7.75%, 9/19/29		400	398
Brazil (4.7%)
Corporate Bonds (4.7%)
Coruripe Netherlands BV, 10.00%, 2/10/27		430	431
FORESEA Holding SA, 7.50%, 6/15/30		660	636
Gol Finance SA, 1 Month Term SOFR + 10.50%, 14.86%, 1/29/25 (a)(b)		172	179
MV24 Capital BV, 6.75%, 6/1/34		217	206
NewCo Holding USD 20 SARL, 9.38%, 11/7/29 (a)		550	548
OHI Group SA, 13.00%, 7/22/29 (a)		1,090	1,091
Samarco Mineracao SA 0.00% Cash, 9.00% PIK, 9.00%, 6/30/31 (d)(e)(f)		1,176	1,151
Yinson Boronia Production BV, 8.95%, 7/31/42 (a)		601	628
			4,870
Cameroon (3.0%)
Sovereign (3.0%)
Republic of Cameroon International Bond, 5.95%, 7/7/32	EUR	760	638
9.50%, 7/31/31		$2,553	2,422
			3,060
Chile (0.8%)
Sovereign (0.8%)
Chile Government International Bond, 2.55%, 7/27/33		650	525
3.50%, 1/25/50		500	347
			872
China (1.9%)
Corporate Bonds (1.9%)
Alibaba Group Holding Ltd., 0.50%, 6/1/31 (a)		97	103
China Oil & Gas Group Ltd., 4.70%, 6/30/26		590	546
Greentown China Holdings Ltd., 4.70%, 4/29/25		550	544
H World Group Ltd., 3.00%, 5/1/26		95	101

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont'd)
KWG Group Holdings Ltd., 7.88%, 8/30/24 (e)(f)	$450	$40
PDD Holdings, Inc., 0.00%, 12/1/25	97	93
Shimao Group Holdings Ltd., 5.60%, 7/15/26 (e)(f)	1,218	87
Sunac China Holdings Ltd., 0.00% Cash, 1.00% PIK, 1.00%, 9/30/32 (d)(e)(f)	85	9
5.00% Cash, 6.00% PIK, 11.00%, 9/30/26 (d)(e)(f)	72	11
5.25% Cash, 6.25% PIK, 11.50%, 9/30/27 (d)(e)(f)	72	11
5.50% Cash, 6.50% PIK, 12.00%, 9/30/27 (d)(e)(f)	145	20
5.75% Cash, 6.75% PIK, 12.50%, 9/30/28 (d)(e)(f)	218	28
6.00% Cash, 7.00% PIK, 13.00%, 9/30/29 (d)(e)(f)	219	26
6.25% Cash, 7.25% PIK, 13.50%, 9/30/30 (d)(e)(f)	103	12
Times China Holdings Ltd., 5.55%, 6/4/24 (e)(f)	1,376	53
6.75%, 7/16/23 (e)(f)	280	12
West China Cement Ltd., 4.95%, 7/8/26	320	253
		1,949
Colombia (2.5%)
Corporate Bonds (2.5%)
ABRA Global Finance 6.00% Cash, 8.00% PIK, 14.00%, 10/22/29 (a)(d)	533	517
Avianca Midco 2 PLC, 9.00%, 12/1/28	590	577
Banco Davivienda SA, 6.65%, 4/22/31 (g)	208	179
Banco de Occidente SA, 10.88%, 8/13/34	580	654
Bancolombia SA, 8.63%, 12/24/34	288	302
Canacol Energy Ltd., 5.75%, 11/24/28	700	390
		2,619
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond, 6.55%, 4/3/34	744	758
Dominican Republic (1.9%)
Sovereign (1.9%)
Dominican Republic International Bond, 4.88%, 9/23/32	1,000	895
5.95%, 1/25/27	150	149
6.00%, 7/19/28	500	497
6.85%, 1/27/45 (a)	200	197
7.45%, 4/30/44 (a)	200	210
		1,948
	Face Amount (000)		Value (000)
Ecuador (3.1%)
Sovereign (3.1%)
Ecuador Government International Bond, 0.00%, 7/31/30		$2,023	$1,111
5.50%, 7/31/35 (c)		418	238
6.90%, 7/31/30 (c)		2,586	1,807
			3,156
Egypt (5.6%)
Sovereign (5.6%)
Egypt Government International Bond, 5.25%, 10/6/25 (a)		500	496
5.63%, 4/16/30	EUR	900	815
6.38%, 4/11/31 (a)		500	458
6.38%, 4/11/31		900	824
6.88%, 4/30/40		$104	76
7.05%, 1/15/32		200	172
7.50%, 2/16/61		370	254
7.63%, 5/29/32		200	176
7.90%, 2/21/48		718	528
8.15%, 11/20/59		200	148
8.50%, 1/31/47		400	311
8.70%, 3/1/49		300	237
8.75%, 9/30/51		216	171
8.88%, 5/29/50		1,440	1,154
			5,820
El Salvador (1.8%)
Sovereign (1.8%)
El Salvador Government International Bond, 7.65%, 6/15/35		140	136
8.25%, 4/10/32		843	857
9.25%, 4/17/30		500	530
El Salvador Government International Bonds, 9.65%, 11/21/54 (a)		320	338
			1,861
Ethiopia (2.1%)
Sovereign (2.1%)
Ethiopia International Bond, 6.63%, 12/11/24 (e)(f)		2,712	2,156
Georgia (1.8%)
Corporate Bonds (1.6%)
Bank of Georgia JSC, 9.50%, 7/16/29 (g)		690	676
TBC Bank JSC, 10.25%, 7/30/29 (g)		1,040	1,032
			1,708
Sovereign (0.2%)
Georgia Government International Bond, 2.75%, 4/22/26		200	189
			1,897

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Ghana (1.3%)
Corporate Bonds (1.3%)
Kosmos Energy Ltd., 8.75%, 10/1/31		$700	$660
Puma International Financing SA, 7.75%, 4/25/29 (a)		338	344
Tullow Oil PLC, 10.25%, 5/15/26		369	321
			1,325
Greece (1.1%)
Corporate Bonds (1.1%)
Alpha Services & Holdings SA, 7.50%, 6/10/30 (g)	EUR	483	527
Piraeus Financial Holdings SA, 8.75%, 6/16/26 (g)		522	566
			1,093
Guatemala (0.6%)
Sovereign (0.6%)
Guatemala Government Bond, 3.70%, 10/7/33		$300	243
4.65%, 10/7/41 (a)		310	239
5.38%, 4/24/32		200	189
			671
Guyana (0.2%)
Corporate Bond (0.2%)
Secure International Finance Co., Inc., 10.00%, 6/3/29 (a)		200	201
Honduras (0.5%)
Sovereign (0.5%)
Honduras Government International Bond, 6.25%, 1/19/27		150	146
Honduras Government International Bonds, 8.63%, 11/27/34 (a)		381	379
			525
Hong Kong (1.0%)
Corporate Bonds (1.0%)
CAS Capital No. 1 Ltd., 4.00%, 7/12/26 (g)		200	192
Elect Global Investments Ltd., 4.10%, 6/3/25 (g)		404	386
Yuexiu Co. Ltd. REIT MTN, 2.65%, 2/2/26		500	477
			1,055
Hungary (1.6%)
Corporate Bonds (0.4%)
MBH Bank Nyrt, 8.63%, 10/19/27	EUR	124	137
OTP Bank Nyrt, 8.75%, 5/15/33		$254	267
			404
	Face Amount (000)		Value (000)
Sovereign (1.2%)
Hungary Government International Bond, 5.50%, 3/26/36		$500	$469
6.25%, 9/22/32		300	306
6.25%, 9/22/32 (a)		500	511
			1,286
			1,690
India (0.9%)
Corporate Bonds (0.9%)
Piramal Capital & Housing Finance Ltd., 7.80%, 1/29/28		370	369
Vedanta Resources Finance II PLC, 10.25%, 6/3/28 (a)		280	285
11.25%, 12/3/31 (a)		280	296
			950
Indonesia (2.7%)
Corporate Bond (0.4%)
Indika Energy Tbk. PT, 8.75%, 5/7/29 (a)		410	422
Sovereign (2.3%)
Indonesia Government International Bond, 4.70%, 2/10/34		900	856
5.10%, 2/10/54		600	553
Perusahaan Penerbit SBSN Indonesia III, 5.65%, 11/25/54		961	943
			2,352
			2,774
Iraq (0.1%)
Sovereign (0.1%)
Iraq International Bond, 5.80%, 1/15/28		123	119
Ivory Coast (0.8%)
Sovereign (0.8%)
Ivory Coast Government International Bond, 6.63%, 3/22/48	EUR	977	818
Jamaica (1.3%)
Corporate Bond (0.8%)
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S. 9.00% Cash, 1.50% PIK, 10.50%, 5/25/27 (d)		$800	792
Senior Loan Interests (0.5%)
Digicel International Finance Ltd. 3 Month SOFR + 6.75%, 11.34%, 5/25/27 (b)		580	565
			1,357
Kenya (0.6%)
Sovereign (0.6%)
Republic of Kenya Government International Bond, 7.00%, 5/22/27		410	404
8.25%, 2/28/48		257	212
			616

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Kuwait (0.3%)
Sovereign (0.3%)
Kuwait International Government Bond, 3.50%, 3/20/27		$300	$291
Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond, 0.00%, 3/23/27 (e)(f)		1,210	157
Mexico (4.2%)
Corporate Bonds (2.9%)
Banco Mercantil del Norte SA, 8.38%, 5/20/31 (a)(g)		530	530
BBVA Bancomer SA, 5.13%, 1/18/33		265	247
8.45%, 6/29/38		336	348
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% Cash, 2.00% PIK, 13.00%, 9/12/30 (d)		534	560
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31 (a)		738	729
Total Play Telecomunicaciones SA de CV, 10.50%, 12/31/28 (a)		640	579
			2,993
Sovereign (1.3%)
Petroleos Mexicanos, 6.75%, 9/21/47		453	312
6.84%, 1/23/30		1,069	977
			1,289
			4,282
Mongolia (0.2%)
Sovereign (0.2%)
Mongolia Government International Bond, 7.88%, 6/5/29		200	209
Montenegro (0.7%)
Sovereign (0.7%)
Montenegro Government International Bond, 2.88%, 12/16/27	EUR	112	111
7.25%, 3/12/31		$551	566
			677
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond, 3.00%, 12/15/32		300	245
4.00%, 12/15/50 (a)		300	204
			449
Nicaragua (0.2%)
Corporate Bond (0.2%)
Polaris Renewable Energy, Inc., 9.50%, 12/3/29		250	255
	Face Amount (000)	Value (000)
Nigeria (3.9%)
Corporate Bond (0.5%)
Access Bank PLC, 6.13%, 9/21/26	$483	$463
Sovereign (3.4%)
Nigeria Government International Bond, 8.25%, 9/28/51	200	160
9.63%, 6/9/31	1,120	1,119
10.38%, 12/9/34	2,183	2,231
		3,510
		3,973
Oman (2.0%)
Sovereign (2.0%)
Oman Government International Bond, 5.38%, 3/8/27	200	199
6.25%, 1/25/31	700	719
6.75%, 1/17/48	440	447
7.38%, 10/28/32	600	661
		2,026
Pakistan (0.5%)
Sovereign (0.5%)
Pakistan Government International Bond, 6.88%, 12/5/27	267	241
7.38%, 4/8/31	281	235
		476
Panama (0.2%)
Corporate Bond (0.2%)
AES Panama Generation Holdings SRL, 4.38%, 5/31/30	190	166
Paraguay (1.0%)
Corporate Bond (0.2%)
Frigorifico Concepcion SA, 7.70%, 7/21/28	259	201
Senior Loan Interests (0.8%)
Frigorifico Concepcion SA 3 Month SOFR + 5.50%, 9.94%, 12/8/26 (b)	780	790
		991
Peru (1.1%)
Corporate Bonds (1.1%)
Auna SA, 10.00%, 12/15/29 (a)	630	665
Camposol SA, 6.00%, 2/3/27	157	151
Peru LNG Srl, 5.38%, 3/22/30	397	366
		1,182
Philippines (1.7%)
Sovereign (1.7%)
Philippine Government International Bond, 5.00%, 7/17/33	1,300	1,274
5.50%, 1/17/48	520	508
		1,782

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Serbia (0.6%)
Sovereign (0.6%)
Serbia International Bond, 2.05%, 9/23/36	EUR	270	$213
2.13%, 12/1/30		$520	423
			636
Sri Lanka (3.4%)
Sovereign (3.4%)
Sri Lanka Government International Bond, 3.10%, 1/15/30 (a)(c)(e)(f)		534	443
3.35%, 3/15/33 (a)(c)(e)(f)		1,047	797
3.60%, 6/15/35 - 2/15/38 (a)(c)(e)(f)		2,179	1,638
4.00%, 4/15/28 (a)(e)(f)		719	675
			3,553
Suriname (2.9%)
Sovereign (2.9%)
Suriname Government International Bond, 4.95% Cash, 3.00% PIK, 7.95%, 7/15/33 (d)(e)(f)		1,820	1,639
9.00%, 12/31/50 (b)(e)(f)		29	29
9.00%, 12/31/50 (a)(b)(e)(f)		1,303	1,304
			2,972
Tanzania, United Republic Of (4.3%)
Corporate Bond (0.2%)
HTA Group Ltd., 2.88%, 3/18/27		200	183
Senior Loan Interests (4.1%)
HTA Group Ltd. 3 Month SOFR + 4.31%, 8.93%, 9/13/28 (b)		580	577
Tanzania, 3 Month SOFR + 5.45%, 10.16%, 2/27/31 (b)		3,700	3,677
			4,254
			4,437
Togo (0.5%)
Corporate Bond (0.5%)
Ecobank Transnational, Inc., 10.13%, 10/15/29 (a)		532	558
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond, 4.50%, 6/26/30		350	323
Tunisia (0.8%)
Sovereign (0.8%)
Tunisian Republic, 5.75%, 1/30/25		220	218
6.38%, 7/15/26	EUR	645	639
			857
	Face Amount (000)	Value (000)
Turkey (2.9%)
Corporate Bonds (1.5%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36	$459	$440
WE Soda Investments Holding PLC, 9.50%, 10/6/28	382	393
Zorlu Enerji Elektrik Uretim AS, 11.00%, 4/23/30	686	693
		1,526
Sovereign (1.4%)
Turkiye Government International Bond, 4.88%, 4/16/43	370	258
6.13%, 10/24/28	700	698
7.63%, 5/15/34	530	539
		1,495
		3,021
Ukraine (1.0%)
Sovereign (1.0%)
Ukraine Government International Bond, 1.75%, 2/1/29 - 2/1/36 (c)(e)(f)	1,100	654
3.00%, 2/1/30 - 2/1/36 (c)(e)(f)	726	375
		1,029
United Arab Emirates (2.7%)
Corporate Bond (0.5%)
Ittihad International Ltd., 9.75%, 11/9/28	520	538
Sovereign (2.2%)
Finance Department Government of Sharjah, 4.00%, 7/28/50	400	259
4.38%, 3/10/51	800	551
6.50%, 11/23/32	1,400	1,449
		2,259
		2,797
Uruguay (0.9%)
Sovereign (0.9%)
Uruguay Government International Bond, 4.38%, 1/23/31	200	194
5.10%, 6/18/50	550	506
5.75%, 10/28/34	200	206
		906
Uzbekistan (2.4%)
Corporate Bonds (1.3%)
Jscb Agrobank, 9.25%, 10/2/29	956	978
Uzbek Industrial & Construction Bank ATB, 8.95%, 7/24/29	370	378
		1,356

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Senior Loan Interests (0.3%)
Navoi Mining & Metallurgical Co. 3 Month SOFR + 4.76%, 9.41%, 4/23/27 (b)	$331	$330
Sovereign (0.8%)
National Bank of Uzbekistan, 8.50%, 7/5/29	740	756
		2,442
Venezuela (2.0%)
Sovereign (2.0%)
Petroleos de Venezuela SA, 5.38%, 4/12/27 (e)(f)	1,728	188
5.50%, 4/12/37 (e)(f)	650	67
6.00%, 10/28/22 - 11/15/26 (e)(f)	6,348	663
8.50%, 10/27/20 (e)(f)	237	209
9.00%, 11/17/21 (e)(f)	687	73
9.75%, 5/17/35 (e)(f)	903	102
12.75%, 2/17/22 (e)(f)	469	53
Venezuela Government International Bond, 6.00%, 12/9/20 (e)(f)	482	58
7.00%, 12/1/18 - 3/31/38 (e)(f)	168	22
7.65%, 4/21/25 (e)(f)	737	103
7.75%, 10/13/19 (e)(f)	560	72
8.25%, 10/13/24 (e)(f)	277	39
9.00%, 5/7/23 (e)(f)	76	11
9.25%, 9/15/27 - 5/7/28 (e)(f)	1,535	242
9.38%, 1/13/34 (e)(f)	25	4
11.75%, 10/21/26 (e)(f)	292	48
11.95%, 8/5/31 (e)(f)	203	33
12.75%, 8/23/22 (e)(f)	213	34
		2,021
Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond, 0.50%, 12/31/53 (e)(f)	101	58
5.75%, 6/30/33 (c)(e)(f)	111	98
		156
Total Fixed Income Securities (Cost $103,926)		98,782
	No. of Warrants
Warrants (1.5%)
Ukraine (1.5%)
Ukraine Government International Bond expires 8/1/41 (e)(f)(h)	1,913,000	1,481
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation expires 4/15/20 (h)(i)	3,750	23
Total Warrants (Cost $1,363)		1,504
	Face Amount (000)	Value (000)
Short-Term Investment (0.2%)
United States (0.2%)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill, 5.19%, 1/16/25 (j) (Cost $240)	$240	$240
Total Investments (97.5%) (Cost $105,529) (k)(l)		100,526
Other Assets in Excess of Liabilities (2.5%)		2,613
Net Assets (100.0%)		$103,139

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.

(d)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

(e)  Issuer in bankruptcy.

(f)  Non-income producing security; bond in default.

(g)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2024.

(h)  Non-income producing security.

(i)  Perpetual maturity date. Date disclosed is the last expiration date.

(j)  Rate shown is the yield to maturity at December 31, 2024.

(k)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and a swap agreement.

(l)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $105,057,000. The aggregate gross unrealized appreciation is approximately $5,356,000 and the aggregate gross unrealized depreciation is approximately $10,582,000, resulting in net unrealized depreciation of approximately $5,226,000.

EURIBOR  Euro Interbank Offered Rate.

MTN  Medium Term Note.

PIK  Payment-in-Kind.

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	50		$53	1/10/25	$1
Australia & New Zealand Banking Group Ltd.	EUR	278		$292	1/10/25	4
Australia & New Zealand Banking Group Ltd.	EUR	244		$257	1/10/25	4
Australia & New Zealand Banking Group Ltd.	EUR	696		$732	1/10/25	11
Australia & New Zealand Banking Group Ltd.	EUR	255		$268	1/10/25	4
Australia & New Zealand Banking Group Ltd.	EUR	1,070		$1,125	1/10/25	16
Australia & New Zealand Banking Group Ltd.	EUR	111		$117	1/10/25	2
Australia & New Zealand Banking Group Ltd.	EUR	271		$285	1/10/25	4
Australia & New Zealand Banking Group Ltd.	EUR	1,265		$1,331	1/10/25	20
Australia & New Zealand Banking Group Ltd.	EUR	492		$518	1/10/25	8
Australia & New Zealand Banking Group Ltd.	EUR	35		$37	1/10/25	— @
Australia & New Zealand Banking Group Ltd.	EUR	182		$191	1/10/25	3
Australia & New Zealand Banking Group Ltd.	EUR	783		$824	1/10/25	12
Australia & New Zealand Banking Group Ltd.	EUR	185		$194	1/10/25	3
Australia & New Zealand Banking Group Ltd.		$11	EUR	11	1/10/25	(— @)
Australia & New Zealand Banking Group Ltd.		$108	EUR	103	1/10/25	(2)
Australia & New Zealand Banking Group Ltd.		$115	EUR	110	1/10/25	(2)
Barclays Bank PLC		$623	EUR	600	1/10/25	(1)
Citibank NA		$122	EUR	115	1/10/25	(3)
State Street Bank and Trust Co.	EUR	257		$271	1/10/25	4
State Street Bank and Trust Co.	EUR	281		$295	1/10/25	4
State Street Bank and Trust Co.	EUR	247		$260	1/10/25	4
State Street Bank and Trust Co.	EUR	35		$37	1/10/25	— @
State Street Bank and Trust Co.	EUR	498		$523	1/10/25	8
State Street Bank and Trust Co.	EUR	184		$193	1/10/25	3
State Street Bank and Trust Co.	EUR	703		$740	1/10/25	11
State Street Bank and Trust Co.	EUR	51		$53	1/10/25	1
State Street Bank and Trust Co.	EUR	1,278		$1,344	1/10/25	20
State Street Bank and Trust Co.	EUR	274		$288	1/10/25	4
State Street Bank and Trust Co.	EUR	187		$196	1/10/25	3
State Street Bank and Trust Co.	EUR	791		$832	1/10/25	12
State Street Bank and Trust Co.	EUR	1,081		$1,137	1/10/25	17
State Street Bank and Trust Co.	EUR	112		$118	1/10/25	2
State Street Bank and Trust Co.		$118	EUR	112	1/10/25	(2)
State Street Bank and Trust Co.		$111	EUR	105	1/10/25	(2)
State Street Bank and Trust Co.		$11	EUR	11	1/10/25	(— @)
						$173

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note (United States)	7	Mar-25		$700	$761	$(17)
U.S. Treasury 10 yr. Ultra Note (United States)	68	Mar-25		6,800	7,569	(194)
U.S. Treasury Long Bond (United States)	39	Mar-25		3,900	4,440	(191)
U.S. Treasury Ultra Long Bond (United States)	88	Mar-25		8,800	10,464	(603)
Short:
Euro-Buxl 30 yr. Bond Index (Germany)	2	Mar-25	EUR	(200)	(275)	17
German Euro-Bobl Index (Germany)	28	Mar-25		(2,800)	(3,418)	41
German Euro-Bund Index (Germany)	26	Mar-25		(2,600)	(3,594)	94
German Euro-Schatz Index (Germany)	24	Mar-25		(2,400)	(2,660)	11
U.S. Treasury 2 yr. Note (United States)	7	Mar-25		$(1,400)	(1,439)	1
U.S. Treasury 5 yr. Note (United States)	9	Mar-25		(900)	(957)	9
						$(832)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2024:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* Egypt Government International Bonds	NR	Sell	1.00%	Quarterly	12/20/28	$188	$(27)	$(55)	$29

@  Value is less than $500.

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

EUR  — Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	63.5%
Corporate Bonds	27.6
Senior Loan Interests	7.2
Other*	1.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $35,577,000 and net unrealized depreciation of approximately $832,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $173,000. Also does not include an open swap agreement with unrealized appreciation of approximately $29,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $105,529)	$100,526
Foreign Currency, at Value (Cost $97)	76
Cash	24
Interest Receivable	1,955
Receivable for Variation Margin on Futures Contracts	1,007
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	185
Receivable for Fund Shares Sold	43
Receivable from Affiliate	1
Other Assets	20
Total Assets	103,837
Liabilities:
Deferred Capital Gain Country Tax	362
Payable for Advisory Fees	109
Payable for Fund Shares Redeemed	89
Payable for Servicing Fees	42
Payable for Custodian Fees	32
Due to Broker	29
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	12
Payable for Administration Fees	7
Payable for Transfer Agency Fees	2
Payable for Variation Margin on Swap Agreements	—	@
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	14
Total Liabilities	698
NET ASSETS	$103,139
Net Assets Consist of:
Paid-in-Capital	$162,281
Total Accumulated Loss	(59,142)
Net Assets	$103,139
CLASS I:
Net Assets	$92,617
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,856,368 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.49
CLASS II:
Net Assets	$10,522
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,936,590 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.43

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Emerging Markets Debt Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$13,712
Dividends from Security of Affiliated Issuer (Note H)	169
Dividends from Securities of Unaffiliated Issuers	2
Total Investment Income	13,883
Expenses:
Advisory Fees (Note B)	784
Professional Fees	192
Servicing Fees (Note D)	175
Custodian Fees (Note G)	89
Administration Fees (Note C)	84
Distribution Fees — Class II Shares (Note E)	28
Shareholder Reporting Fees	28
Transfer Agency Fees (Note F)	12
Pricing Fees	6
Directors' Fees and Expenses	3
Other Expenses	21
Total Expenses	1,422
Waiver of Advisory Fees (Note B)	(245)
Waiver of Distribution Fees — Class II Shares (Note E)	(22)
Rebate from Morgan Stanley Affiliate (Note H)	(6)
Net Expenses	1,149
Net Investment Income	12,734
Realized Gain (Loss):
Investments Sold (Net of $19 of Capital Gain Country Tax)	(646)
Foreign Currency Forward Exchange Contracts	350
Foreign Currency Transaction	211
Futures Contracts	263
Swap Agreements	3
Net Realized Gain	181
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $52)	298
Foreign Currency Forward Exchange Contracts	447
Foreign Currency Translation	(70)
Futures Contracts	(2,554)
Swap Agreements	28
Net Change in Unrealized Appreciation (Depreciation)	(1,851)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,670)
Net Increase in Net Assets Resulting from Operations	$11,064

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$12,734	$9,416
Net Realized Gain (Loss)	181	(22,171)
Net Change in Unrealized Appreciation (Depreciation)	(1,851)	24,104
Net Increase in Net Assets Resulting from Operations	11,064	11,349
Dividends and Distributions to Shareholders:
Class I	(9,587)	(8,015)
Class II	(1,154)	(1,005)
Total Dividends and Distributions to Shareholders	(10,741)	(9,020)
Capital Share Transactions:(1)
Class I:
Subscribed	6,024	9,670
Distributions Reinvested	9,587	8,015
Redeemed	(16,771)	(18,088)
Class II:
Subscribed	714	397
Distributions Reinvested	1,154	1,005
Redeemed	(2,786)	(2,355)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,078)	(1,356)
Total Increase (Decrease) in Net Assets	(1,755)	973
Net Assets:
Beginning of Period	104,894	103,921
End of Period	$103,139	$104,894
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,086	1,765
Shares Issued on Distributions Reinvested	1,830	1,581
Shares Redeemed	(3,033)	(3,433)
Net Decrease in Class I Shares Outstanding	(117)	(87)
Class II:
Shares Subscribed	132	76
Shares Issued on Distributions Reinvested	222	200
Shares Redeemed	(511)	(451)
Net Decrease in Class II Shares Outstanding	(157)	(175)

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$5.51		$5.38		$7.20		$7.74		$7.68
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.67		0.48		0.41		0.34		0.32
Net Realized and Unrealized Gain (Loss)	(0.09)		0.13		(1.78)		(0.49)		0.08
Total from Investment Operations	0.58		0.61		(1.37)		(0.15)		0.40
Distributions from and/or in Excess of:
Net Investment Income	(0.60)		(0.48)		(0.45)		(0.39)		(0.34)
Net Asset Value, End of Period	$5.49		$5.51		$5.38		$7.20		$7.74
Total Return(2)	11.23%		11.84	%(3)	(18.74)%		(2.02)%		5.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,617		$93,484		$91,828		$133,413		$145,312
Ratio of Expenses Before Expense Limitation	1.33%		1.32%		1.24%		1.17%		N/A
Ratio of Expenses After Expense Limitation	1.09	%(4)	1.09	%(4)	1.10	%(4)	1.12	%(4)(5)	1.15	%(4)
Ratio of Net Investment Income	12.18	%(4)	9.07	%(4)	6.96	%(4)	4.59	%(4)	4.34	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	139%		117%		75%		28%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to July 1, 2021, the maximum ratio was 1.30% for Class I shares.

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$5.45		$5.33		$7.14		$7.67		$7.61
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.67		0.47		0.40		0.34		0.31
Net Realized and Unrealized Gain (Loss)	(0.09)		0.12		(1.76)		(0.48)		0.08
Total from Investment Operations	0.58		0.59		(1.36)		(0.14)		0.39
Distributions from and/or in Excess of:
Net Investment Income	(0.60)		(0.47)		(0.45)		(0.39)		(0.33)
Net Asset Value, End of Period	$5.43		$5.45		$5.33		$7.14		$7.67
Total Return(2)	11.28%		11.69	%(3)	(18.81)%		(1.96)%		5.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,522		$11,410		$12,093		$16,181		$17,762
Ratio of Expenses Before Expense Limitation	1.58%		1.57%		1.49%		1.42%		1.40%
Ratio of Expenses After Expense Limitation	1.14	%(4)	1.14	%(4)	1.15	%(4)	1.17	%(4)(5)	1.20	%(4)
Ratio of Net Investment Income	12.13	%(4)	9.02	%(4)	6.91	%(4)	4.54	%(4)	4.29	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	139%		117%		75%		28%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2021, the maximum ratio was 1.35% for Class II shares.

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) certain senior loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures,

15

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$27,704	$—	$27,704
Sovereign	—	63,790	—	63,790
Senior Loan Interests	—	7,288	—	7,288
Total Fixed Income Securities	—	98,782	—	98,782
Warrants	—	1,504	—	1,504
Short-Term Investment
U.S. Treasury Security	—	240	—	240
Foreign Currency Forward Exchange Contracts	—	185	—	185
Futures Contracts	173	—	—	173
Credit Default Swap Agreement	—	29	—	29
Total Assets	173	100,740	—	100,913
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(12)	—	(12)
Futures Contracts	(1,005)	—	—	(1,005)
Total Liabilities	(1,005)	(12)	—	(1,017)
Total	$(832)	$100,728	$—	$99,896

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of

16

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

17

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities and the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject

18

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. For OTC swaps once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

19

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$185
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	173	(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	29	(a)
Total			$387
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(12)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(1,005	)(a)
Total			$(1,017)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$350
Interest Rate Risk	Futures Contracts	263
Credit Risk	Swap Agreements	3
Total		$616
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$447
Interest Rate Risk	Futures Contracts	(2,554)
Credit Risk	Swap Agreements	28
Total		$(2,079)

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$185	$(12)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

20

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$92	$(4)	$—	$88
State Street Bank and Trust Co.	93	(4)	—	89
Total	$185	$(8)	$—	$177
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$4	$(4)	$—	$0
Barclays Bank PLC	1	—	—	1
Citibank NA	3	—	—	3
State Street Bank and Trust Co.	4	(4)	—	0
Total	$12	$(8)	$—	$4

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$17,718,000
Futures Contracts:
Average monthly notional value	$71,632,000
Swap Agreements:
Average monthly notional amount	$2,969,000

6.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties

("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

21

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

10.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.51% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $245,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the year ended December 31, 2024, this waiver amounted to approximately $22,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a

22

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $133,132,000 and $137,647,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$5,015	$87,187	$92,202	$169
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$—

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she re-

ceives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$10,741	$9,020

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax

23

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$15,106	$—

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $4,170,000 and $62,321,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.6%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

24

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Emerging Markets Debt Portfolio and the Board of
Directors of Morgan Stanley Variable Insurance Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Emerging Markets Debt Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

25

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024.

The Fund designated approximately $1,494,000 of its distributions paid as qualified interest income.

The Fund designated approximately $12,075,000 of its distributions paid as business interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

26

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MBDBX-NCSR 12.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Annual Financial Statements and Additional Information

December 31, 2024

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Brazil (5.0%)
Itau Unibanco Holding SA (Preference)	282,025	$1,395
NU Holdings Ltd., Class A (a)	38,693	401
Raia Drogasil SA	379,055	1,349
Rede D'Or Sao Luiz SA	128,100	527
Vale SA	95,736	847
WEG SA	371,586	3,171
		7,690
China (22.4%)
Alibaba Group Holding Ltd. (b)	402,800	4,263
Baidu, Inc. ADR (a)	4,536	382
Bank of Jiangsu Co. Ltd., Class A	778,200	1,047
BYD Co. Ltd., H Shares (b)	71,000	2,415
China Construction Bank Corp., H Shares (b)	4,357,230	3,610
China Merchants Bank Co. Ltd., H Shares (b)	401,000	2,047
JD.com, Inc., Class A (b)	28,280	491
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	135,709	854
KE Holdings, Inc. ADR	22,755	419
Kweichow Moutai Co. Ltd., Class A	3,791	792
Meituan, Class B (a)(b)	67,780	1,318
NARI Technology Co. Ltd., Class A	330,900	1,143
NetEase, Inc. (b)	52,400	933
Ping An Insurance Group Co. of China Ltd., Class H (b)	131,000	769
Postal Savings Bank of China Co. Ltd., Class H (b)	840,000	493
Proya Cosmetics Co. Ltd., Class A	42,248	490
Shenzhen Inovance Technology Co. Ltd., Class A	115,300	925
Tencent Holdings Ltd. (b)	152,200	8,123
Trip.com Group Ltd. ADR (a)	38,243	2,626
Yum China Holdings, Inc.	26,058	1,255
		34,395
India (24.9%)
Axis Bank Ltd.	83,808	1,039
Bajaj Auto Ltd.	13,992	1,435
Bajaj Finance Ltd.	16,448	1,308
CG Power & Industrial Solutions Ltd.	70,960	602
Coforge Ltd.	3,435	386
Delhivery Ltd. (a)	86,678	350
HDFC Asset Management Co. Ltd.	28,234	1,382
HDFC Bank Ltd.	58,992	1,220
HDFC Bank Ltd. ADR	23,700	1,513
Hindalco Industries Ltd.	101,716	714
Hitachi Energy India Ltd.	8,366	1,404
ICICI Bank Ltd.	213,188	3,185
IDFC First Bank Ltd. (a)	1,467,627	1,080
Infosys Ltd. ADR (c)	117,617	2,578
Larsen & Toubro Ltd.	37,918	1,594
Macrotech Developers Ltd.	97,835	1,585
Mahindra & Mahindra Ltd.	134,074	4,693
MakeMyTrip Ltd. (a)	8,326	935
Max Healthcare Institute Ltd.	124,741	1,640
	Shares	Value (000)
Pidilite Industries Ltd.	35,873	$1,216
Reliance Industries Ltd.	217,481	3,080
Samvardhana Motherson International Ltd.	454,857	826
Star Health & Allied Insurance Co. Ltd. (a)	122,658	680
State Bank of India	291,330	2,699
United Breweries Ltd.	50,453	1,199
		38,343
Indonesia (2.8%)
Bank Central Asia Tbk. PT	2,550,600	1,529
Bank Mandiri Persero Tbk. PT	2,990,000	1,052
Bank Rakyat Indonesia Persero Tbk. PT	3,375,200	852
Cisarua Mountain Dairy Tbk. PT	2,648,100	889
		4,322
Korea, Republic of (6.6%)
DB Insurance Co. Ltd.	8,036	558
HYBE Co. Ltd. (a)	2,534	331
Hyundai Marine & Fire Insurance Co. Ltd.	23,293	389
Hyundai Motor Co.	3,905	554
KB Financial Group, Inc.	22,338	1,258
Kia Corp.	13,635	923
KT&G Corp.	10,288	745
NAVER Corp. (a)	5,710	762
Samsung Electronics Co. Ltd.	88,806	3,169
Samsung Life Insurance Co. Ltd.	2,176	139
SK Hynix, Inc.	11,875	1,361
		10,189
Malaysia (1.5%)
CIMB Group Holdings Bhd.	722,300	1,323
Malayan Banking Bhd.	433,300	992
		2,315
Mexico (4.7%)
Gruma SAB de CV, Class B	128,699	2,008
Grupo Financiero Banorte SAB de CV Series O	296,174	1,903
Kimberly-Clark de Mexico SAB de CV, Class A	301,812	425
Qualitas Controladora SAB de CV	126,381	1,058
Wal-Mart de Mexico SAB de CV	682,086	1,795
		7,189
Poland (2.1%)
Allegro.eu SA (a)	227,569	1,491
Powszechny Zaklad Ubezpieczen SA	152,838	1,698
		3,189
Saudi Arabia (1.5%)
Alinma Bank	160,625	1,237
Bupa Arabia for Cooperative Insurance Co.	18,649	1,027
		2,264
South Africa (4.1%)
AVI Ltd.	187,230	1,089
Capitec Bank Holdings Ltd.	14,246	2,367
Clicks Group Ltd.	59,456	1,176
Standard Bank Group Ltd.	139,227	1,635
		6,267

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Taiwan (20.7%)
Advantech Co. Ltd.	63,000	$665
Airtac International Group	27,901	717
Alchip Technologies Ltd.	11,000	1,096
ASE Technology Holding Co. Ltd.	255,000	1,252
Delta Electronics, Inc.	80,000	1,047
Fubon Financial Holding Co. Ltd.	359,600	989
Hon Hai Precision Industry Co. Ltd.	476,000	2,661
Taiwan Semiconductor Manufacturing Co. Ltd.	622,000	20,215
Unimicron Technology Corp.	270,000	1,157
Wiwynn Corp.	26,242	2,083
		31,882
Thailand (0.7%)
Tisco Financial Group PCL	367,600	1,061
United Arab Emirates (0.5%)
Americana Restaurants International PLC — Foreign Co.	1,219,747	739
United Kingdom (0.9%)
Antofagasta PLC	72,310	1,432
United States (0.5%)
MercadoLibre, Inc. (a)	418	711
Total Common Stocks (Cost $114,934)		151,988
Short-Term Investments (4.1%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (See Note H) (Cost $4,229)	4,228,556	4,229
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (See Note H) (Cost $2,056)	2,056,441	2,056
Total Short-Term Investments (Cost $6,285)		6,285
Total Investments (103.0%) (Cost $121,219) including $1,981 of Securities Loaned (d)(e)		158,273
Liabilities in Excess of Other Assets (–3.0%)		(4,666)
Net Assets (100.0%)		$153,607

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at December 31, 2024.

(d)  The approximate fair value and percentage of net assets, $133,977,000 and 87.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $121,698,000. The aggregate gross unrealized appreciation is approximately $44,645,000 and the aggregate gross unrealized depreciation is approximately $9,989,000, resulting in net unrealized appreciation of approximately $34,656,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	50.0%
Banks	22.4
Semiconductors & Semiconductor Equipment	15.3
Automobiles	6.4
Interactive Media & Services	5.9
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $114,934)	$151,988
Investment in Security of Affiliated Issuer, at Value (Cost $6,285)	6,285
Total Investments in Securities, at Value (Cost $121,219)	158,273
Foreign Currency, at Value (Cost $72)	71
Dividends Receivable	156
Tax Reclaim Receivable	28
Receivable for Fund Shares Sold	27
Receivable from Affiliate	12
Receivable from Securities Lending Income	—	@
Other Assets	18
Total Assets	158,585
Liabilities:
Deferred Capital Gain Country Tax	2,105
Collateral on Securities Loaned, at Value	2,056
Payable for Fund Shares Redeemed	373
Payable for Advisory Fees	278
Payable for Servicing Fees	60
Payable for Custodian Fees	49
Payable for Professional Fees	22
Payable for Administration Fees	11
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	21
Total Liabilities	4,978
NET ASSETS	$153,607
Net Assets Consist of:
Paid-in-Capital	$112,866
Total Distributable Earnings	40,741
Net Assets	$153,607
CLASS I:
Net Assets	$108,157
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,880,108 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.73
CLASS II:
Net Assets	$45,450
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,325,320 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.67
(1) Including:
Securities on Loan, at Value:	$1,981

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Emerging Markets Equity Portfolio

Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $564 of Foreign Taxes Withheld)	$3,594
Dividends from Security of Affiliated Issuer (Note H)	108
Income from Securities Loaned — Net	6
Total Investment Income	3,708
Expenses:
Advisory Fees (Note B)	1,218
Servicing Fees (Note D)	260
Professional Fees	215
Custodian Fees (Note G)	135
Administration Fees (Note C)	130
Distribution Fees — Class II Shares (Note E)	122
Shareholder Reporting Fees	35
Transfer Agency Fees (Note F)	21
Pricing Fees	7
Directors' Fees and Expenses	4
Other Expenses	29
Total Expenses	2,176
Waiver of Distribution Fees — Class II Shares (Note E)	(97)
Waiver of Advisory Fees (Note B)	(23)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	2,053
Net Investment Income	1,655
Realized Gain (Loss):
Investments Sold (Net of $638 of Capital Gain Country Tax)	8,261
Foreign Currency Transaction	(121)
Net Realized Gain	8,140
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $173)	2,527
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	2,525
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	10,665
Net Increase in Net Assets Resulting from Operations	$12,320

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,655	$2,415
Net Realized Gain (Loss)	8,140	(3,677)
Net Change in Unrealized Appreciation (Depreciation)	2,525	19,370
Net Increase in Net Assets Resulting from Operations	12,320	18,108
Dividends and Distributions to Shareholders:
Class I	(1,538)	(3,804)
Class II	(636)	(1,628)
Total Dividends and Distributions to Shareholders	(2,174)	(5,432)
Capital Share Transactions:(1)
Class I:
Subscribed	7,816	6,955
Distributions Reinvested	1,538	3,804
Redeemed	(20,302)	(18,499)
Class II:
Subscribed	2,516	2,840
Distributions Reinvested	636	1,628
Redeemed	(9,906)	(8,000)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,702)	(11,272)
Total Increase (Decrease) in Net Assets	(7,556)	1,404
Net Assets:
Beginning of Period	161,163	159,759
End of Period	$153,607	$161,163
(1) Capital Share Transactions:
Class I:
Shares Subscribed	559	561
Shares Issued on Distributions Reinvested	106	313
Shares Redeemed	(1,477)	(1,502)
Net Decrease in Class I Shares Outstanding	(812)	(628)
Class II:
Shares Subscribed	185	231
Shares Issued on Distributions Reinvested	44	134
Shares Redeemed	(721)	(652)
Net Decrease in Class II Shares Outstanding	(492)	(287)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$12.90		$11.92		$18.11		$17.73		$15.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.19		0.19		0.08		0.05
Net Realized and Unrealized Gain (Loss)	0.88		1.21		(4.81)		0.46		2.15
Total from Investment Operations	1.02		1.40		(4.62)		0.54		2.20
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.20)		(0.06)		(0.16)		(0.21)
Net Realized Gain	—		(0.22)		(1.51)		—		(0.25)
Total Distributions	(0.19)		(0.42)		(1.57)		(0.16)		(0.46)
Net Asset Value, End of Period	$13.73		$12.90		$11.92		$18.11		$17.73
Total Return(2)	7.82%		11.97	%(3)	(25.08)%		2.99%		14.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$108,157		$112,121		$111,050		$160,661		$166,989
Ratio of Expenses Before Expense Limitation	1.26%		1.28%		1.32%		1.25%		1.30%
Ratio of Expenses After Expense Limitation	1.25	%(4)	1.24	%(4)(5)	1.25	%(4)	1.25	%(4)	1.25	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.25	%(4)	N/A		1.25	%(4)
Ratio of Net Investment Income	1.04	%(4)	1.52	%(4)(5)	1.41	%(4)	0.44	%(4)	0.35	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	36%		33%		38%		39%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	1.51%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$12.85		$11.87		$18.04		$17.66		$15.93
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.18		0.18		0.07		0.04
Net Realized and Unrealized Gain (Loss)	0.86		1.22		(4.79)		0.46		2.14
Total from Investment Operations	1.00		1.40		(4.61)		0.53		2.18
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.20)		(0.05)		(0.15)		(0.20)
Net Realized Gain	—		(0.22)		(1.51)		—		(0.25)
Total Distributions	(0.18)		(0.42)		(1.56)		(0.15)		(0.45)
Net Asset Value, End of Period	$13.67		$12.85		$11.87		$18.04		$17.66
Total Return(2)	7.72%		11.96	%(3)	(25.13)%		2.95%		14.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,450		$49,042		$48,709		$67,300		$73,286
Ratio of Expenses Before Expense Limitation	1.51%		1.53%		1.57%		1.50%		1.55%
Ratio of Expenses After Expense Limitation	1.30	%(4)	1.29	%(4)(5)	1.30	%(4)	1.30	%(4)	1.30	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.30	%(4)	N/A		1.30	%(4)
Ratio of Net Investment Income	0.99	%(4)	1.47	%(4)(5)	1.36	%(4)	0.39	%(4)	0.30	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	36%		33%		38%		39%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.30%	1.46%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub- Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts")

9

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$350	$—	$350
Automobile Components	—	826	—	826
Automobiles	—	10,020	—	10,020
Banks	3,817	31,122	—	34,939
Beverages	—	1,991	—	1,991
Broadline Retail	711	6,245	—	6,956
Capital Markets	—	1,382	—	1,382
Chemicals	—	1,216	—	1,216
Construction & Engineering	—	1,594	—	1,594
Consumer Finance	—	1,308	—	1,308
Consumer Staples Distribution & Retail	1,796	2,525	—	4,321
Electrical Equipment	—	6,320	—	6,320
Electronic Equipment, Instruments & Components	—	4,865	—	4,865
Entertainment	—	1,263	—	1,263
Food Products	2,008	1,978	—	3,986
Health Care Providers & Services	—	2,167	—	2,167
Hotels, Restaurants & Leisure	4,816	2,057	—	6,873
Household Products	425	—	—	425
Information Technology Services	2,578	386	—	2,964
Insurance	1,058	6,248	—	7,306
Interactive Media & Services	383	8,885	—	9,268
Machinery	—	1,642	—	1,642
Metals & Mining	—	2,993	—	2,993
Oil, Gas & Consumable Fuels	—	3,080	—	3,080
10

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Personal Care Products	$—	$490	$—	$490
Pharmaceuticals	—	854	—	854
Real Estate Management & Development	419	1,585	—	2,004
Semiconductors & Semiconductor Equipment	—	23,924	—	23,924
Tech Hardware, Storage & Peripherals	—	5,917	—	5,917
Tobacco	—	744	—	744
Total Common Stocks	18,011	133,977	—	151,988
Short-Term Investments
Investment Company	6,285	—	—	6,285
Total Assets	$24,296	$133,977	$—	$158,273

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust

11

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,981	(a)	$—	$(1,981	)(b)(c)	$0

(a)  Represents market value of loaned securities at year end.

(b)  The Fund received cash collateral of approximately $2,056,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,056	$—	$—	$—	$2,056
Total Borrowings	$2,056	$—	$—	$—	$2,056
Gross amount of recognized liabilities for securities lending transactions					$2,056

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration

12

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $23,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the year ended December 31, 2024, this waiver amounted to approximately $97,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement,

13

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $58,624,000 and $78,844,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,890	$44,090	$39,695	$108
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$6,285

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

14

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,174	$—	$2,595	$2,837

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2024.

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$633	$5,463

During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,501,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.2%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a sig-

15

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Financial Statements (cont'd)

nificant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

16

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Emerging Markets Equity Portfolio and the Board of
Directors of Morgan Stanley Variable Insurance Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Emerging Markets Equity Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc. (the "Company")), including the portfolio of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

17

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended December 31, 2024.

The Fund intends to pass through foreign tax credits of approximately $1,174,000 and has derived net income from sources within foreign countries amounting to approximately $4,068,000.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

18

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MSMBX-NCSR 12.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Annual Financial Statements and Additional Information

December 31, 2024

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (40.7%)
Agency Fixed Rate Mortgages (4.5%)
United States (4.5%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 2.00%, 6/1/52		$591	$460
3.00%, 11/1/52		95	80
4.50%, 1/1/49		11	11
Gold Pools: 3.50%, 2/1/45 - 6/1/45		147	132
4.50%, 1/1/49		8	7
Federal National Mortgage Association, Conventional Pools: 2.50%, 10/1/51		277	226
3.00%, 4/1/52		366	311
3.50%, 1/1/51		376	336
4.00%, 11/1/41 - 1/1/46		149	139
4.50%, 3/1/41 - 11/1/44		61	59
5.00%, 1/1/41 - 3/1/41		22	22
6.00%, 1/1/38		4	4
6.50%, 10/1/53		22	22
January TBA: 2.50%, 1/1/55 (a)		500	407
3.00%, 1/1/55 (a)		100	85
4.00%, 1/1/55 (a)		70	64
4.50%, 1/1/55 (a)		100	94
5.00%, 1/1/55 (a)		270	261
5.50%, 1/1/55 (a)		720	710
6.00%, 1/1/55 (a)		220	221
Government National Mortgage Association, Various Pools: 4.00%, 7/15/44		7	7
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,888)			3,661
Asset-Backed Securities (0.8%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A 1 Month EURIBOR + 3.25%, 6.05%, 7/24/54 (b)	EUR	58	60
United States (0.7%)
Cloud Capital Holdco LP, Class A2 5.78%, 11/22/49 (c)		$150	150
Renaissance Home Equity Loan Trust, 1 Month Term SOFR + 0.87%, 5.21%, 12/25/32 (b)		72	66
Retained Vantage Data Centers Issuer LLC, Class A2A 5.00%, 9/15/48 (c)		100	98
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 3.64%, 7/25/39 (b)	EUR	48	48
	Face Amount (000)		Value (000)
STAR Trust, Class A 1 Month Term SOFR + 1.75%, 6.15%, 10/17/41 (b)(c)		$200	$201
			563
Total Asset-Backed Securities (Cost $622)			623
Commercial Mortgage-Backed Securities (0.6%)
Germany (0.0%)‡
Berg Finance DAC, 3 Month EURIBOR + 1.05%, 4.25%, 4/22/33 (b)	EUR	15	15
United States (0.6%)
BAMLL Trust, 1 Month Term SOFR + 2.35%, 6.75%, 8/15/39 (b)(c)		$200	202
BPR Trust, 1 Month Term SOFR + 1.90%, 6.30%, 4/15/37 (b)(c)		100	101
1 Month Term SOFR + 3.00%, 7.40%, 5/15/39 (b)(c)		100	101
Commercial Mortgage Trust, 4.68%, 7/15/47 (b)(c)		15	14
JW Commercial Mortgage Trust, 1 Month Term SOFR + 1.62%, 6.02%, 6/15/39 (b)(c)		100	100
			518
Total Commercial Mortgage-Backed Securities (Cost $532)			533
Corporate Bonds (10.0%)
Australia (0.5%)
NBN Co. Ltd., 2.63%, 5/5/31 (c)		200	173
Transurban Finance Co. Pty. Ltd., 2.00%, 8/28/25	EUR	100	103
Westpac Banking Corp., 2.67%, 11/15/35		$125	107
			383
Brazil (0.3%)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 2.50%, 1/15/27		225	214
Canada (0.6%)
Algonquin Power & Utilities Corp., 5.37%, 6/15/26 (d)		50	50
Province of Ontario Canada, 4.10%, 3/4/33	CAD	200	144
Province of Quebec Canada, 0.00%, 10/29/30	EUR	210	185
Rogers Communications, Inc., 3.80%, 3/15/32		$100	90
			469
Denmark (0.2%)
Realkredit Danmark AS, Series CCS 4.00%, 10/1/56	DKK	997	139

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
France (0.8%)
AXA SA, 3.25%, 5/28/49	EUR	100	$103
Banque Federative du Credit Mutuel SA, 1.25%, 12/5/25	GBP	100	121
BNP Paribas SA, 1.13%, 6/11/26	EUR	225	227
BPCE SA, 5.75%, 6/1/33		100	110
Orange SA, 5.00%, 10/1/26 (e)		100	106
			667
Germany (0.9%)
Allianz SE, 5.82%, 7/25/53		100	117
Kreditanstalt fuer Wiederaufbau, 0.38%, 4/23/30		340	316
RWE AG, 3.63%, 1/10/32		100	106
Volkswagen International Finance NV, Series 10Y 1.88%, 3/30/27		200	201
			740
Italy (0.1%)
Generali, 5.50%, 10/27/47		100	110
Japan (0.1%)
JT International Financial Services BV, 3.63%, 4/11/34		100	103
Korea, Republic of (0.2%)
Korea Southern Power Co. Ltd., 0.75%, 1/27/26 (c)		$200	191
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL, 1.25%, 4/26/27	EUR	100	99
Macau (0.1%)
Las Vegas Sands Corp., 6.00%, 8/15/29		$35	35
Netherlands (0.1%)
Alliander NV, 4.50%, 3/27/32 (e)	EUR	100	108
Spain (0.4%)
Banco Santander SA, 3.13%, 1/19/27		100	104
5.18%, 11/19/25		$200	200
			304
Sweden (0.1%)
Akelius Residential Property Financing BV, 1.13%, 1/11/29	EUR	100	94
	Face Amount (000)		Value (000)
United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 3/31/36 (c)		$225	$184
United Kingdom (0.8%)
BAT Capital Corp., 3.56%, 8/15/27		58	56
HSBC Holdings PLC, 2.26%, 11/13/26	GBP	100	122
2.80%, 5/24/32		$225	192
Lloyds Banking Group PLC, 2.00%, 4/12/28	GBP	100	117
NGG Finance PLC, 5.63%, 6/18/73		100	125
			612
United States (4.5%)
Air Lease Corp., 3.13%, 12/1/30		$75	66
Aon North America, Inc., 5.45%, 3/1/34		100	100
AT&T, Inc., 1.80%, 9/5/26	EUR	100	102
2.90%, 12/4/26	GBP	100	121
3.65%, 6/1/51		$75	53
Bank of New York Mellon Corp., MTN 5.19%, 3/14/35		75	74
Boeing Co., 5.81%, 5/1/50		50	47
6.26%, 5/1/27		25	26
6.30%, 5/1/29		25	26
Bristol-Myers Squibb Co., 5.65%, 2/22/64		25	24
Centene Corp., 2.50%, 3/1/31		175	145
Charles Schwab Corp., 5.85%, 5/19/34		65	67
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42		25	17
4.80%, 3/1/50		100	75
Citigroup, Inc., 3.79%, 3/17/33		275	247
Comcast Corp., 3.25%, 9/26/32	EUR	100	104
Diamondback Energy, Inc., 3.13%, 3/24/31		$50	44
Energy Transfer LP, 2.90%, 5/15/25		150	149
Enterprise Products Operating LLC, 3.95%, 1/31/60		50	36
4.95%, 2/15/35		25	24
Global Payments, Inc., 4.45%, 6/1/28		100	98

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Goldman Sachs Group, Inc., 0.75%, 3/23/32	EUR	90	$78
5.85%, 4/25/35		$100	102
JPMorgan Chase & Co., 5.04%, 1/23/28		100	100
6.25%, 10/23/34		175	185
Las Vegas Sands Corp., 5.90%, 6/1/27		50	51
Medtronic Global Holdings SCA, 1.00%, 7/2/31	EUR	100	92
Metropolitan Life Global Funding I, 2.95%, 4/9/30 (c)		$150	136
NextEra Energy Capital Holdings, Inc., 2.75%, 11/1/29		175	159
Nuveen LLC, 5.85%, 4/15/34 (c)		25	25
ONEOK, Inc., 5.05%, 11/1/34		75	72
6.05%, 9/1/33		25	26
Oracle Corp., 2.88%, 3/25/31		175	154
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 5/19/63		25	23
PNC Financial Services Group, Inc., 6.88%, 10/20/34		125	136
Prologis Euro Finance LLC, 1.88%, 1/5/29	EUR	100	100
Thermo Fisher Scientific, Inc., 0.88%, 10/1/31		100	90
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48		$125	104
U.S. Bancorp, 5.68%, 1/23/35		50	50
5.84%, 6/12/34		75	76
Upjohn Finance BV, 1.91%, 6/23/32	EUR	100	92
Verizon Communications, Inc., 1.13%, 11/3/28	GBP	100	110
2.55%, 3/21/31		$50	43
Vontier Corp., 2.40%, 4/1/28		50	45
Warnermedia Holdings, Inc., 5.14%, 3/15/52		25	19
			3,713
Total Corporate Bonds (Cost $8,702)			8,165
Mortgages — Other (1.7%)
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC, 3 Month GBP SONIA + 2.22%, 7.02%, 4/17/44 (b)	GBP	48	57
United States (1.6%)
Bayview Opportunity Master Fund VIA Trust, 3.00%, 1/25/52 (b)(c)		$85	71
Chase Home Lending Mortgage Trust, 5.50%, 8/25/55 (b)(c)		183	180
	Face Amount (000)		Value (000)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, 3.00%, 11/25/57		$73	$63
3.00%, 7/25/58		77	66
3.00%, 10/25/58		12	10
4.00%, 10/25/58		11	10
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, 3.00%, 9/25/45		15	13
3.00%, 7/25/46		8	6
3.00%, 12/25/46		27	23
3.00%, 5/25/47		33	28
3.50%, 5/25/45		7	5
3.50%, 9/25/45		16	13
3.50%, 7/25/46		9	8
4.00%, 5/25/45		2	2
GCAT Trust, Class 2A2 6.50%, 1/25/54 (b)(c)		116	117
Hundred Acre Wood Trust, 2.50%, 12/25/51 (b)(c)		81	65
JP Morgan Mortgage Trust, 3.00%, 4/25/52 (b)(c)		148	125
3.00%, 9/25/52 (b)(c)		161	135
3.25%, 7/25/52 (b)(c)		79	70
MFA Trust, 5.27%, 8/25/69 (c)		144	144
PRKCM 2023-AFC1 Trust, Class A1 6.60%, 2/25/58 (c)		127	128
PRMI Securitization Trust, 2.50%, 4/25/51 (b)(c)		79	64
			1,346
Total Mortgages — Other (Cost $1,537)			1,403
Sovereign (17.2%)
Australia (0.5%)
Australia Government Bond, 1.25%, 5/21/32	AUD	120	61
Treasury Corp. of Victoria, 2.00%, 9/17/35		350	159
2.25%, 9/15/33		459	229
			449
Austria (0.1%)
Republic of Austria Government Bond, 0.00%, 2/20/30	EUR	70	64
Belgium (0.2%)
Kingdom of Belgium Government Bond, 0.90%, 6/22/29		30	29
1.70%, 6/22/50		90	65
3.45%, 6/22/43		100	105
			199
Canada (1.0%)
Canadian Government Bond, 2.00%, 12/1/51	CAD	20	11
3.25%, 12/1/33		970	678

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Province of British Columbia, 4.75%, 6/12/34		$160	$157
			846
Chile (0.1%)
Chile Government International Bond, 3.88%, 7/9/31	EUR	100	105
China (3.8%)
Agricultural Development Bank of China, 2.25%, 4/22/25	CNY	770	106
China Development Bank, 3.34%, 7/14/25		740	103
China Government Bond, 2.37%, 1/20/27		1,700	239
2.40%, 7/15/28		1,000	142
2.69%, 8/15/32		1,700	250
2.80%, 11/15/32		3,880	575
3.12%, 10/25/52		400	67
3.13%, 11/21/29		5,390	799
3.27%, 11/19/30		2,140	323
3.52%, 4/25/46		410	71
3.53%, 10/18/51		200	36
3.81%, 9/14/50		300	56
3.86%, 7/22/49		1,270	236
Export-Import Bank of China, 2.93%, 3/2/25		740	102
			3,105
Colombia (0.1%)
Colombian TES, 7.00%, 3/26/31	COP	268,000	50
Czech Republic (0.1%)
Czech Republic Government Bond, 1.20%, 3/13/31	CZK	1,200	42
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	630	85
Estonia (0.1%)
Estonia Government International Bond, 3.25%, 1/17/34	EUR	60	63
Finland (0.2%)
Finland Government Bond, 1.13%, 4/15/34		70	63
3.00%, 9/15/34		60	63
			126
France (1.0%)
Agence Francaise de Developpement EPIC, 1.50%, 10/31/34		100	88
French Republic Government Bond OAT, 0.00%, 11/25/29		680	620
SNCF Reseau, 1.88%, 3/30/34		100	91
			799
	Face Amount (000)		Value (000)
Germany (1.5%)
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/31 - 8/15/50	EUR	518	$437
0.25%, 2/15/29		390	376
1.80%, 8/15/53		58	51
4.25%, 7/4/39		120	149
State of North Rhine-Westphalia Germany, 1.65%, 2/22/38		290	258
			1,271
Greece (0.2%)
Hellenic Republic Government Bond, 3.38%, 6/15/34		150	157
Hungary (0.0%)‡
Hungary Government Bond, 3.00%, 8/21/30	HUF	8,480	18
Indonesia (0.1%)
Indonesia Treasury Bond, 8.38%, 3/15/34	IDR	1,792,000	121
Ireland (0.1%)
Ireland Government Bond, 2.60%, 10/18/34	EUR	70	73
Italy (0.8%)
Italy Buoni Poliennali Del Tesoro, 0.45%, 2/15/29		50	47
2.50%, 12/1/32		90	88
3.85%, 7/1/34		40	43
4.00%, 11/15/30		240	262
4.45%, 9/1/43		68	75
4.50%, 10/1/53		110	122
			637
Japan (1.8%)
Japan Government Ten Year Bond, 0.80%, 3/20/34	JPY	74,000	461
1.10%, 6/20/34		15,000	96
Japan Government Thirty Year Bond, 0.30%, 6/20/46		34,300	155
0.40%, 9/20/49		47,900	207
0.70%, 12/20/51		42,000	187
Japan Government Twenty Year Bond, 0.40%, 6/20/41		77,000	400
			1,506
Korea, Republic of (0.5%)
Export-Import Bank of Korea, 0.63%, 2/9/26		$200	191
Korea Development Bank, 0.80%, 7/19/26		200	189
			380
Lithuania (0.1%)
Republic of Lithuania, 3.50%, 7/3/31	EUR	40	43

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Malaysia (0.2%)
Malaysia Government Bond, 3.58%, 7/15/32	MYR	430	$95
3.89%, 8/15/29		440	99
			194
Mexico (0.1%)
Mexican Bonos, 7.50%, 6/3/27	MXN	1,700	78
8.50%, 5/31/29		800	36
			114
Netherlands (0.2%)
Netherlands Government Bond, 0.00%, 7/15/30	EUR	190	173
2.75%, 1/15/47		20	21
			194
New Zealand (0.3%)
New Zealand Government Bond, 4.25%, 5/15/34	NZD	40	22
New Zealand Local Government Funding Agency Bond, MTN 4.40%, 9/8/27	AUD	300	186
			208
Norway (0.0%)‡
Norway Government Bond, 3.63%, 5/31/39	NOK	110	9
Poland (0.2%)
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	200	37
Republic of Poland Government International Bonds, 3.13%, 10/22/31	EUR	104	109
			146
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT, 3.63%, 6/12/54		30	32
Singapore (0.1%)
Singapore Government Bond, 2.63%, 8/1/32	SGD	140	101
Slovenia (0.2%)
Slovenia Government International Bond, 5.00%, 9/19/33 (c)		$200	198
South Africa (1.1%)
Republic of South Africa Government Bond, 8.88%, 2/28/35	ZAR	18,067	872
Spain (0.9%)
Spain Government Bond, 0.00%, 1/31/28	EUR	50	48
2.70%, 10/31/48		40	36
3.45%, 10/31/34		430	460
3.50%, 5/31/29		170	183
4.00%, 10/31/54		20	22
			749
	Face Amount (000)		Value (000)
Thailand (0.2%)
Thailand Government Bond, 1.59%, 12/17/35	THB	1,240	$34
2.00%, 12/17/31		4,000	116
			150
United Kingdom (1.3%)
United Kingdom Gilt, 0.63%, 10/22/50	GBP	350	163
0.88%, 7/31/33		270	252
3.50%, 10/22/25 - 1/22/45		480	574
4.25%, 7/31/34		30	37
			1,026
Total Sovereign (Cost $15,521)			14,132
Supranational (0.6%)
Asian Development Bank, MTN 2.13%, 5/19/31	NZD	60	30
Corp. Andina de Fomento, 5.00%, 1/24/29		$100	100
MTN 5.30%, 2/19/29	AUD	160	99
European Financial Stability Facility, 3.00%, 9/4/34	EUR	110	116
European Investment Bank, 0.00%, 1/14/31		180	161
Total Supranational (Cost $515)			506
U.S. Treasury Securities (5.3%)
United States (5.3%)
U.S. Treasury Bonds, 1.13%, 5/15/40		$790	476
U.S. Treasury Inflation-Indexed Notes, 1.88%, 7/15/34		1,892	1,834
U.S. Treasury Notes, 1.13%, 10/31/26		720	681
1.50%, 2/15/30		30	26
1.88%, 2/15/32		150	126
3.38%, 5/15/33		690	634
4.00%, 2/15/34		110	106
4.13%, 9/30/27		470	468
Total U.S. Treasury Securities (Cost $4,598)			4,351
Total Fixed Income Securities (Cost $35,915)			33,374
	Shares
Common Stocks (38.2%)
Australia (0.8%)
ANZ Group Holdings Ltd.		1,588	28
APA Group		679	3
Aristocrat Leisure Ltd.		297	12
ASX Ltd.		101	4
BHP Group Ltd.		2,671	65
BlueScope Steel Ltd.		230	3
Brambles Ltd.		732	9
CAR Group Ltd.		198	4

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Cochlear Ltd.	34	$6
Coles Group Ltd.	707	8
Commonwealth Bank of Australia	862	81
Computershare Ltd.	278	6
CSL Ltd.	255	44
Endeavour Group Ltd.	804	2
Fortescue Ltd.	889	10
Goodman Group REIT	897	20
GPT Group REIT	1,003	3
Insurance Australia Group Ltd.	1,219	6
James Hardie Industries PLC (f)	228	7
Lottery Corp. Ltd.	1,174	3
Macquarie Group Ltd.	188	26
Medibank Pvt Ltd.	1,442	3
Mineral Resources Ltd.	91	2
Mirvac Group REIT	2,024	2
National Australia Bank Ltd.	1,597	37
Northern Star Resources Ltd.	600	6
Orica Ltd.	259	3
Origin Energy Ltd.	891	6
Pro Medicus Ltd.	30	5
Qantas Airways Ltd. (f)	394	2
QBE Insurance Group Ltd.	790	9
Ramsay Health Care Ltd.	97	2
REA Group Ltd.	28	4
Reece Ltd.	118	2
Rio Tinto Ltd.	196	14
Santos Ltd.	1,702	7
Scentre Group REIT	2,712	6
SEEK Ltd.	186	3
SGH Ltd.	106	3
Sonic Healthcare Ltd.	240	4
South32 Ltd.	2,353	5
Stockland REIT	1,236	4
Suncorp Group Ltd.	654	8
Telstra Group Ltd.	2,124	5
Transurban Group (Units)	1,606	13
Treasury Wine Estates Ltd.	428	3
Vicinity Ltd. REIT	2,023	3
Washington H Soul Pattinson & Co. Ltd.	125	3
Wesfarmers Ltd.	583	26
Westpac Banking Corp.	1,789	36
WiseTech Global Ltd.	96	7
Woodside Energy Group Ltd.	991	15
Woolworths Group Ltd.	644	12
Xero Ltd. (f)	76	8
		618
Austria (0.1%)
Erste Group Bank AG	622	38
OMV AG	78	3
Verbund AG	36	3
		44
	Shares	Value (000)
Belgium (0.1%)
Ageas SA	98	$5
Anheuser-Busch InBev SA	552	28
Argenx SE (f)	37	23
D'ieteren Group	13	2
Elia Group SA	18	1
Groupe Bruxelles Lambert NV	51	4
KBC Group NV	465	36
Sofina SA	9	2
Syensqo SA	46	3
UCB SA	76	15
Warehouses De Pauw CVA REIT	112	2
		121
Canada (1.5%)
Agnico Eagle Mines Ltd.	296	23
Air Canada (f)	103	2
Alimentation Couche-Tard, Inc.	452	25
AltaGas Ltd.	177	4
ARC Resources Ltd.	348	6
Bank of Montreal	428	42
Bank of Nova Scotia	727	39
Barrick Gold Corp.	976	15
Barrick Gold Corp. (NYSE)	57	1
BCE, Inc.	43	1
Brookfield Asset Management Ltd., Class A	212	12
Brookfield Corp.	811	47
Brookfield Renewable Corp.	80	2
CAE, Inc. (f)	186	5
Cameco Corp.	257	13
Canadian Apartment Properties REIT	48	1
Canadian Imperial Bank of Commerce	568	36
Canadian National Railway Co.	317	32
Canadian Natural Resources Ltd.	1,242	38
Canadian Pacific Kansas City Ltd.	556	40
Canadian Tire Corp. Ltd., Class A	31	3
Canadian Utilities Ltd., Class A	78	2
CCL Industries, Inc., Class B	89	5
Cenovus Energy, Inc.	808	12
CGI, Inc.	121	13
Constellation Software, Inc.	12	37
Descartes Systems Group, Inc. (f)	51	6
Dollarama, Inc.	167	16
Element Fleet Management Corp.	237	5
Emera, Inc.	170	6
Empire Co. Ltd., Class A	78	2
Enbridge, Inc.	1,284	55
Fairfax Financial Holdings Ltd.	12	17
First Quantum Minerals Ltd. (f)	418	5
FirstService Corp.	24	4
Fortis, Inc.	291	12
Franco-Nevada Corp.	114	13
George Weston Ltd.	35	5
GFL Environmental, Inc.	136	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Gildan Activewear, Inc.	83	$4
Great-West Lifeco, Inc.	163	5
Hydro One Ltd.	195	6
iA Financial Corp., Inc.	55	5
IGM Financial, Inc.	49	2
Imperial Oil Ltd.	109	7
Intact Financial Corp.	106	19
Ivanhoe Mines Ltd., Class A (f)	447	5
Keyera Corp.	136	4
Kinross Gold Corp.	732	7
Loblaw Cos. Ltd.	90	12
Lundin Mining Corp.	386	3
Magna International, Inc.	162	7
Manulife Financial Corp.	1,035	32
MEG Energy Corp.	157	3
Metro, Inc.	125	8
National Bank of Canada	202	18
Nutrien Ltd.	292	13
Onex Corp.	36	3
Open Text Corp.	156	4
Pan American Silver Corp.	215	4
Parkland Corp.	83	2
Pembina Pipeline Corp.	346	13
Power Corp. of Canada	329	10
Quebecor, Inc., Class B	92	2
RB Global, Inc.	109	10
Restaurant Brands International, Inc.	181	12
Rogers Communications, Inc., Class B	212	7
Royal Bank of Canada	832	100
Saputo, Inc.	151	3
Shopify, Inc., Class A (f)	731	78
Stantec, Inc.	68	5
Sun Life Financial, Inc.	339	20
Suncor Energy, Inc.	740	26
TC Energy Corp.	613	29
Teck Resources Ltd., Class B	271	11
TELUS Corp.	290	4
TFI International, Inc.	48	7
Thomson Reuters Corp.	93	15
TMX Group Ltd.	165	5
Toromont Industries Ltd.	49	4
Toronto-Dominion Bank	1,030	55
Tourmaline Oil Corp.	206	10
West Fraser Timber Co. Ltd.	33	3
Wheaton Precious Metals Corp.	269	15
WSP Global, Inc.	77	14
		1,239
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (f)(g)	18,000	—
	Shares	Value (000)
Denmark (0.3%)
AP Moller — Maersk AS Series B	5	$8
Carlsberg AS Series B	61	6
Coloplast AS Series B	81	9
Danske Bank AS	432	12
Demant AS (f)	57	2
DSV AS	130	28
Genmab AS (f)	39	8
Novo Nordisk AS, Class B	1,921	166
Novozymes AS Series B	223	13
Orsted AS (f)	106	5
Pandora AS	52	9
Rockwool AS, Class B	6	2
Tryg AS	214	5
Vestas Wind Systems AS (f)	614	8
Zealand Pharma AS (f)	41	4
		285
Finland (0.2%)
Elisa OYJ	91	4
Fortum OYJ	284	4
Kesko OYJ, Class B	174	3
Kone OYJ, Class B	218	11
Metso OYJ	397	4
Neste OYJ	271	3
Nokia OYJ	3,364	15
Nordea Bank Abp	6,142	67
Orion OYJ, Class B	69	3
Sampo OYJ, Class A	315	13
Stora Enso OYJ, Class R	368	4
UPM-Kymmene OYJ	339	9
Wartsila OYJ Abp	320	6
		146
France (1.4%)
Accor SA	116	6
Aeroports de Paris SA	21	2
Air Liquide SA	344	56
Airbus SE	354	57
Alstom SA (f)	206	5
Amundi SA	36	2
ArcelorMittal SA	280	6
Arkema SA	33	2
AXA SA	1,040	37
BioMerieux	25	3
BNP Paribas SA	1,961	120
Bollore SE	419	3
Bouygues SA	113	3
Bureau Veritas SA	187	6
Capgemini SE	92	15
Carrefour SA	321	5
Cie de Saint-Gobain SA	268	24
Cie Generale des Etablissements Michelin SCA	396	13
Covivio SA REIT	33	2
Credit Agricole SA	2,012	28

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Danone SA	382	$26
Dassault Aviation SA	12	2
Dassault Systemes SE	397	14
Edenred SE	142	5
Eiffage SA	43	4
Engie SA	1,075	17
EssilorLuxottica SA	175	43
Eurazeo SE	25	2
Eurofins Scientific SE	79	4
Euronext NV	46	5
Gecina SA REIT	27	3
Getlink SE	179	3
Hermes International SCA	19	46
Ipsen SA	22	2
Kering SA	44	11
Klepierre SA REIT	128	4
La Francaise des Jeux SACA	61	2
Legrand SA	156	15
L'Oreal SA	142	50
LVMH Moet Hennessy Louis Vuitton SE	163	107
Orange SA	1,098	11
Pernod Ricard SA	121	14
Publicis Groupe SA	135	14
Renault SA	115	6
Rexel SA	131	3
Safran SA	215	47
Sanofi SA	672	65
Sartorius Stedim Biotech	17	3
Schneider Electric SE	325	81
SEB SA	15	1
Societe Generale SA	1,385	39
Sodexo SA	52	4
STMicroelectronics NV	401	10
Teleperformance SE	33	3
Thales SA	55	8
TotalEnergies SE	1,281	71
Unibail-Rodamco-Westfield REIT	70	5
Veolia Environnement SA	417	12
Vinci SA	295	30
		1,187
Germany (1.2%)
adidas AG	103	25
Allianz SE (Registered)	249	77
BASF SE	569	25
Bayer AG (Registered)	627	13
Bayerische Motoren Werke AG	186	15
Bayerische Motoren Werke AG (Preference)	36	3
Bechtle AG	52	2
Beiersdorf AG	63	8
Brenntag SE	82	5
Carl Zeiss Meditec AG	26	1
Commerzbank AG	1,967	32
	Shares	Value (000)
Continental AG	70	$5
Covestro AG (f)	113	7
CTS Eventim AG & Co. KGaA	40	3
Daimler Truck Holding AG	316	12
Delivery Hero SE (f)	119	3
Deutsche Bank AG (Registered)	1,198	21
Deutsche Boerse AG	121	28
Deutsche Lufthansa AG (Registered)	384	2
Deutsche Post AG (Registered)	648	23
Deutsche Telekom AG (Registered)	2,222	67
Dr Ing hc F Porsche AG (Preference)	73	4
E.ON SE	1,419	17
Evonik Industries AG	162	3
Fresenius Medical Care AG	129	6
Fresenius SE & Co. KGaA (f)	266	9
GEA Group AG	99	5
Hannover Rueck SE (Registered)	38	10
Heidelberg Materials AG	86	11
Henkel AG & Co. KGaA	66	5
Henkel AG & Co. KGaA (Preference)	107	9
Infineon Technologies AG	826	27
Knorr-Bremse AG	47	3
LEG Immobilien SE	48	4
Mercedes-Benz Group AG (Registered)	481	27
Merck KGaA	82	12
MTU Aero Engines AG	35	12
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	84	42
Nemetschek SE	36	3
Porsche Automobil Holding SE (Preference)	99	4
Puma SE	67	3
QIAGEN NV (f)	139	6
Rational AG	3	3
Rheinmetall AG	27	17
RWE AG	399	12
SAP SE	665	164
Sartorius AG (Preference)	17	4
Scout24 SE	47	4
Siemens AG (Registered)	482	94
Siemens Energy AG (f)	403	21
Siemens Healthineers AG	178	9
Symrise AG	84	9
Talanx AG	40	3
Volkswagen AG (Preference)	131	12
Vonovia SE	473	14
Zalando SE (f)	143	5
		970
Hong Kong (0.1%)
AIA Group Ltd.	2,270	16
BOC Hong Kong Holdings Ltd.	771	2
CK Asset Holdings Ltd.	398	2
CK Hutchison Holdings Ltd.	552	3
CK Infrastructure Holdings Ltd.	128	1

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
CLP Holdings Ltd.	341	$3
Futu Holdings Ltd. ADR	12	1
Galaxy Entertainment Group Ltd.	460	2
Hang Seng Bank Ltd.	154	2
Henderson Land Development Co. Ltd.	307	1
HKT Trust & HKT Ltd.	795	1
Hong Kong & China Gas Co. Ltd.	2,333	2
Hong Kong Exchanges & Clearing Ltd.	252	9
Hongkong Land Holdings Ltd.	230	1
Jardine Matheson Holdings Ltd.	33	1
Link REIT	563	2
MTR Corp. Ltd.	322	1
Power Assets Holdings Ltd.	286	2
Sands China Ltd. (f)	507	1
Sino Land Co. Ltd.	808	1
SITC International Holdings Co. Ltd.	278	1
Sun Hung Kai Properties Ltd.	303	3
Swire Pacific Ltd., Class A	85	1
Techtronic Industries Co. Ltd.	291	4
WH Group Ltd.	1,776	1
Wharf Holdings Ltd.	222	1
Wharf Real Estate Investment Co. Ltd.	343	1
		66
Ireland (0.1%)
AIB Group PLC	3,038	17
Bank of Ireland Group PLC	1,914	18
Kerry Group PLC, Class A	84	8
Kingspan Group PLC	85	6
		49
Israel (0.1%)
Azrieli Group Ltd.	26	2
Bank Hapoalim BM	802	10
Bank Leumi Le-Israel BM	956	11
Check Point Software Technologies Ltd. (f)	56	11
CyberArk Software Ltd. (f)	27	9
Elbit Systems Ltd.	17	5
Global-e Online Ltd. (f)	62	3
ICL Group Ltd.	486	2
Israel Discount Bank Ltd., Class A	788	5
Mizrahi Tefahot Bank Ltd.	95	4
Monday.com Ltd. (f)	25	6
Nice Ltd. (f)	39	7
Teva Pharmaceutical Industries Ltd. ADR (f)	738	16
Wix.com Ltd. (f)	34	7
		98
Italy (0.4%)
Amplifon SpA	29	1
Banco BPM SpA	1,872	15
BPER Banca SpA	241	1
Davide Campari-Milano NV	148	1
DiaSorin SpA	5	—	@
	Shares	Value (000)
Enel SpA	1,951	$14
Eni SpA	553	8
Ferrari NV	31	13
FinecoBank Banca Fineco SpA	941	16
Generali	226	6
Infrastrutture Wireless Italiane SpA	80	1
Intesa Sanpaolo SpA	23,596	95
Leonardo SpA	97	3
Mediobanca Banca di Credito Finanziario SpA	833	12
Moncler SpA	56	3
Nexi SpA (f)	123	1
Poste Italiane SpA	110	2
Prysmian SpA	67	4
Recordati Industria Chimica e Farmaceutica SpA	25	1
Snam SpA	482	2
Stellantis NV	474	6
Telecom Italia SpA (Milano) (f)	2,383	1
Tenaris SA	98	2
Terna — Rete Elettrica Nazionale	336	3
UniCredit SpA	2,420	97
Unipol Gruppo SpA	94	1
		309
Netherlands (0.7%)
ABN AMRO Bank NV CVA	906	14
Adyen NV (f)	14	21
Aegon Ltd.	854	5
AerCap Holdings NV	122	12
Akzo Nobel NV	108	6
ASM International NV	30	17
ASML Holding NV	252	177
ASR Nederland NV	100	5
Basic-Fit NV (f)	788	18
BE Semiconductor Industries NV	48	7
Coca-Cola Europacific Partners PLC	130	10
CVC Capital Partners PLC (f)	136	3
DSM-Firmenich AG	117	12
EXOR NV	63	6
Havas NV (f)	448	1
Heineken Holding NV	82	5
Heineken NV	181	13
IMCD NV	36	5
ING Groep NV	6,771	106
InPost SA (f)	138	2
JDE Peet's NV	77	1
Koninklijke Ahold Delhaize NV	587	19
Koninklijke KPN NV	2,456	9
Koninklijke Philips NV (f)	498	13
NN Group NV	170	7
Prosus NV (f)	874	35
Randstad NV	68	3
Universal Music Group NV	515	13
Wolters Kluwer NV	152	25
		570
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
New Zealand (0.0%)‡
Auckland International Airport Ltd.	1,209	$6
Fisher & Paykel Healthcare Corp. Ltd.	432	9
Infratil Ltd.	679	5
Mercury NZ Ltd.	517	2
Meridian Energy Ltd.	952	3
		25
Norway (0.1%)
Aker BP ASA	197	4
DNB Bank ASA	560	11
Equinor ASA	525	12
Gjensidige Forsikring ASA	126	2
Kongsberg Gruppen ASA	54	6
Mowi ASA	293	5
Norsk Hydro ASA	878	5
Orkla ASA	438	4
Salmar ASA	41	2
Telenor ASA	387	4
Yara International ASA	104	3
		58
Portugal (0.0%)‡
EDP — Energias de Portugal SA	1,939	6
EDP Renovaveis SA	189	2
Galp Energia SGPS SA	288	5
Jeronimo Martins SGPS SA	176	3
		16
Singapore (0.2%)
CapitaLand Ascendas REIT	2,380	4
CapitaLand Integrated Commercial Trust REIT	3,717	5
CapitaLand Investment Ltd.	1,485	3
DBS Group Holdings Ltd.	1,268	41
Genting Singapore Ltd.	3,870	2
Grab Holdings Ltd., Class A (f)	1,360	6
Keppel Ltd.	934	5
Oversea-Chinese Banking Corp. Ltd.	2,168	27
Sea Ltd. ADR (f)	240	25
Sembcorp Industries Ltd.	575	2
Singapore Airlines Ltd.	959	5
Singapore Exchange Ltd.	551	5
Singapore Technologies Engineering Ltd.	1,001	3
Singapore Telecommunications Ltd.	4,819	11
United Overseas Bank Ltd.	805	21
Wilmar International Ltd.	1,234	3
Yangzijiang Shipbuilding Holdings Ltd.	1,619	4
		172
South Africa (0.8%)
Absa Group Ltd.	12,840	129
Capitec Bank Holdings Ltd.	1,316	219
Nedbank Group Ltd.	6,637	99
Standard Bank Group Ltd.	20,260	238
		685
	Shares	Value (000)
Spain (0.5%)
Acciona SA	9	$1
ACS Actividades de Construccion y Servicios SA	67	3
Aena SME SA	28	6
Amadeus IT Group SA	170	12
Banco Bilbao Vizcaya Argentaria SA	9,883	97
Banco de Sabadell SA	2,071	4
Banco Santander SA	26,713	124
CaixaBank SA	6,828	37
Cellnex Telecom SA	200	6
Endesa SA	120	3
Ferrovial SE	179	8
Grifols SA (f)	113	1
Iberdrola SA	2,271	31
Industria de Diseno Textil SA	415	21
Redeia Corp. SA	153	3
Repsol SA	441	5
Telefonica SA	1,500	6
		368
Sweden (0.4%)
AddTech AB, Class B	164	4
Alfa Laval AB	184	8
Assa Abloy AB, Class B	632	19
Atlas Copco AB, Class A	2,698	39
Beijer Ref AB	242	4
Boliden AB	173	5
Epiroc AB, Class A	672	11
EQT AB	238	7
Essity AB, Class B	385	10
Evolution AB	120	9
Fastighets AB Balder, Class B (f)	420	3
Getinge AB, Class B	142	2
H & M Hennes & Mauritz AB, Class B	360	5
Hexagon AB, Class B	1,307	13
Holmen AB, Class B	48	2
Industrivarden AB, Class A	179	5
Indutrade AB	173	4
Investment AB Latour, Class B	93	2
Investor AB, Class B	1,094	29
L E Lundbergforetagen AB, Class B	48	2
Lifco AB, Class B	147	4
Nibe Industrier AB, Class B	952	4
Saab AB, Class B	194	4
Sagax AB, Class B	141	3
Sandvik AB	674	12
Securitas AB, Class B	311	4
Skandinaviska Enskilda Banken AB, Class A	1,000	14
Skanska AB, Class B	213	5
SKF AB, Class B	217	4
Spotify Technology SA (f)	99	44
Svenska Cellulosa AB SCA, Class B	382	5
Svenska Handelsbanken AB, Class A	912	9

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
Swedbank AB, Class A	532	$11
Swedish Orphan Biovitrum AB (f)	123	4
Tele2 AB, Class B	347	3
Telefonaktiebolaget LM Ericsson, Class B	1,755	14
Telia Co. AB	1,483	4
Trelleborg AB, Class B	135	5
Volvo AB, Class A	1,136	28
		364
Switzerland (1.3%)
ABB Ltd. (Registered)	1,123	61
Adecco Group AG (Registered)	107	3
Alcon AG	353	30
Avolta AG (Registered)	58	2
Bachem Holding AG (f)	21	1
Baloise Holding AG (Registered)	27	5
Banque Cantonale Vaudoise (Registered)	19	2
Barry Callebaut AG (Registered)	2	3
BKW AG	13	2
Chocoladefabriken Lindt & Spruengli AG	1	11
Cie Financiere Richemont SA, Class A (Registered)	377	57
Clariant AG (Registered) (f)	135	1
EMS-Chemie Holding AG (Registered)	4	3
Galderma Group AG (f)	53	6
Geberit AG (Registered)	24	14
Givaudan SA (Registered)	7	31
Helvetia Holding AG (Registered)	23	4
Holcim AG (f)	368	35
Julius Baer Group Ltd.	130	8
Kuehne & Nagel International AG (Registered) (f)	34	8
Logitech International SA (Registered)	108	9
Lonza Group AG (Registered) (f)	52	31
Nestle SA (Registered)	1,851	152
Novartis AG (Registered)	1,390	135
Partners Group Holding AG	16	22
Roche Holding AG	20	6
Roche Holding AG (Genusschein)	494	138
Sandoz Group AG	260	11
Schindler Holding AG	26	7
Schindler Holding AG (Registered)	15	4
SGS SA (Registered)	95	9
SIG Group AG (f)	193	4
Sika AG (Registered) (f)	108	26
Sonova Holding AG (Registered)	36	12
Straumann Holding AG (Registered) (f)	70	9
Swatch Group AG	18	3
Swiss Life Holding AG (Registered)	20	15
Swiss Prime Site AG (Registered)	49	5
Swiss Re AG	211	31
Swisscom AG (Registered)	18	10
Temenos AG (Registered)	36	2
	Shares	Value (000)
UBS Group AG (Registered) (f)	2,313	$71
VAT Group AG	17	6
Zurich Insurance Group AG	103	61
		1,066
United Kingdom (1.7%)
3i Group PLC	579	26
Admiral Group PLC	154	5
Anglo American PLC	756	22
Antofagasta PLC	234	5
Ashtead Group PLC	263	16
Associated British Foods PLC	198	5
AstraZeneca PLC	907	118
Auto Trader Group PLC	534	5
Aviva PLC	1,579	9
BAE Systems PLC	1,786	26
Barclays PLC	8,607	29
Barratt Redrow PLC	814	4
Berkeley Group Holdings PLC	61	3
BP PLC	9,622	48
British American Tobacco PLC	1,184	43
BT Group PLC	3,856	7
Bunzl PLC	198	8
Centrica PLC	3,023	5
Coca-Cola HBC AG (f)	129	4
Compass Group PLC	1,007	34
Croda International PLC	78	3
DCC PLC	59	4
Diageo PLC	1,329	42
Endeavour Mining PLC	109	2
Entain PLC	371	3
Evraz PLC (f)(g)	464	—
Experian PLC	552	24
G4S Ltd. (f)	2,164	7
Glencore PLC (f)	6,180	27
GSK PLC	2,445	41
Haleon PLC	4,564	22
Halma PLC	226	8
Hargreaves Lansdown PLC	211	3
Hikma Pharmaceuticals PLC	98	2
HSBC Holdings PLC	10,781	106
Imperial Brands PLC	477	15
Informa PLC	796	8
InterContinental Hotels Group PLC	95	12
Intertek Group PLC	95	6
J Sainsbury PLC	1,062	4
JD Sports Fashion PLC	1,552	2
Kingfisher PLC	1,091	3
Land Securities Group PLC REIT	416	3
Legal & General Group PLC	3,501	10
Lloyds Banking Group PLC	36,543	25
London Stock Exchange Group PLC	286	40
M&G PLC	1,340	3
Marks & Spencer Group PLC	1,228	6

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Melrose Industries PLC	772	$5
Mondi PLC	262	4
National Grid PLC	2,884	34
NatWest Group PLC	4,194	21
Next PLC	71	8
Paragon Offshore PLC (f)(g)	67	—
Pearson PLC	357	6
Persimmon PLC	190	3
Phoenix Group Holdings PLC	416	3
Prudential PLC	1,596	13
Reckitt Benckiser Group PLC	410	25
RELX PLC (LSE)	1,113	50
Rentokil Initial PLC	1,516	8
Rio Tinto PLC	670	40
Rolls-Royce Holdings PLC (f)	5,068	36
Sage Group PLC	598	9
Schroders PLC	486	2
Segro PLC REIT	766	7
Severn Trent PLC	161	5
Shell PLC	3,677	115
Smith & Nephew PLC	517	6
Smiths Group PLC	205	4
Spirax Group PLC	45	4
SSE PLC	659	13
Standard Chartered PLC	1,243	15
Taylor Wimpey PLC	2,103	3
Tesco PLC	4,079	19
Unilever PLC CVA	1,477	84
United Utilities Group PLC	407	5
Vodafone Group PLC	13,192	11
Whitbread PLC	107	4
Wise PLC, Class A (f)	391	5
WPP PLC	644	7
		1,427
United States (26.2%)
3M Co.	229	30
A.O. Smith Corp.	50	3
Abbott Laboratories	721	82
AbbVie, Inc.	734	130
Accenture PLC, Class A	261	92
Adobe, Inc. (f)	184	82
Advanced Micro Devices, Inc. (f)	666	80
AECOM	56	6
AES Corp.	296	4
Aflac, Inc.	220	23
Agilent Technologies, Inc.	119	16
Air Products & Chemicals, Inc.	92	27
Airbnb, Inc., Class A (f)	184	24
Akamai Technologies, Inc. (f)	63	6
Albemarle Corp.	49	4
Albertsons Cos., Inc., Class A	156	3
Alexandria Real Estate Equities, Inc. REIT	66	6
	Shares	Value (000)
Align Technology, Inc. (f)	30	$6
Allegion PLC	36	5
Alliant Energy Corp.	106	6
Allstate Corp.	110	21
Ally Financial, Inc.	114	4
Alnylam Pharmaceuticals, Inc. (f)	54	13
Alphabet, Inc., Class A	4,555	864
Altria Group, Inc.	707	37
Amazon.com, Inc. (f)	3,961	869
Amcor PLC	597	6
Ameren Corp.	111	10
American Electric Power Co., Inc.	219	20
American Express Co.	237	70
American Financial Group, Inc.	30	4
American Homes 4 Rent, Class A REIT	136	5
American International Group, Inc.	266	19
American Tower Corp. REIT	195	36
American Water Works Co., Inc.	81	10
Ameriprise Financial, Inc.	41	22
AMETEK, Inc.	96	17
Amgen, Inc.	222	58
Amphenol Corp., Class A	502	35
Analog Devices, Inc.	206	44
Annaly Capital Management, Inc. REIT	222	4
ANSYS, Inc. (f)	36	12
Aon PLC, Class A	81	29
APA Corp.	151	3
Apollo Global Management, Inc.	168	28
Apple, Inc.	6,360	1,594
Applied Materials, Inc.	342	56
AppLovin Corp., Class A (f)	89	29
Aptiv PLC (f)	109	7
Arch Capital Group Ltd.	156	14
Archer-Daniels-Midland Co.	197	10
Ares Management Corp., Class A	79	14
Arista Networks, Inc. (f)	447	49
Arthur J Gallagher & Co.	104	30
Aspen Technology, Inc. (f)	12	3
Assurant, Inc.	22	5
AT&T, Inc.	2,970	68
Atlassian Corp., Class A (f)	67	16
Atmos Energy Corp.	64	9
Autodesk, Inc. (f)	89	26
Automatic Data Processing, Inc.	169	49
AutoZone, Inc. (f)	7	22
AvalonBay Communities, Inc. REIT	59	13
Avantor, Inc. (f)	282	6
Avery Dennison Corp.	33	6
Axon Enterprise, Inc. (f)	30	18
Baker Hughes Co.	411	17
Ball Corp.	126	7
Bank of America Corp.	2,898	127
Bank of New York Mellon Corp.	308	24

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Baxter International, Inc.	212	$6
Becton Dickinson & Co.	119	27
Bentley Systems, Inc., Class B	66	3
Berkshire Hathaway, Inc., Class B (f)	550	249
Best Buy Co., Inc.	86	7
Biogen, Inc. (f)	60	9
BioMarin Pharmaceutical, Inc. (f)	79	5
Bio-Rad Laboratories, Inc., Class A (f)	8	3
Bio-Techne Corp.	65	5
Blackrock, Inc.	62	64
Blackstone, Inc.	301	52
Block, Inc., Class A (f)	236	20
Boeing Co. (f)	300	53
Booking Holdings, Inc.	14	70
Booz Allen Hamilton Holding Corp.	54	7
Boston Scientific Corp. (f)	613	55
Bristol-Myers Squibb Co.	841	48
Broadcom, Inc.	1,860	431
Broadridge Financial Solutions, Inc.	49	11
Brown & Brown, Inc.	101	10
Brown-Forman Corp., Class B	76	3
Builders FirstSource, Inc. (f)	49	7
Bunge Global SA	58	5
Burlington Stores, Inc. (f)	27	8
BXP, Inc. REIT	63	5
Cadence Design Systems, Inc. (f)	115	35
Camden Property Trust REIT	44	5
Campbell's Co.	80	3
Capital One Financial Corp.	159	28
Cardinal Health, Inc.	100	12
Carlisle Cos., Inc.	19	7
Carlyle Group, Inc.	97	5
CarMax, Inc. (f)	65	5
Carnival Corp. (f)	439	11
Carrier Global Corp.	339	23
Carvana Co. (f)	50	10
Caterpillar, Inc.	201	73
Cboe Global Markets, Inc.	43	8
CBRE Group, Inc., Class A (f)	127	17
CDW Corp.	55	10
Celanese Corp.	45	3
Cencora, Inc.	73	16
Centene Corp. (f)	218	13
CenterPoint Energy, Inc.	270	9
CF Industries Holdings, Inc.	75	6
CH Robinson Worldwide, Inc.	49	5
Charles River Laboratories International, Inc. (f)	21	4
Charles Schwab Corp.	666	49
Charter Communications, Inc., Class A (f)	39	13
Cheniere Energy, Inc.	93	20
Chevron Corp.	717	104
Chipotle Mexican Grill, Inc. (f)	570	34
	Shares	Value (000)
Chubb Ltd.	159	$44
Church & Dwight Co., Inc.	102	11
Cigna Group	117	32
Cincinnati Financial Corp.	65	9
Cintas Corp.	151	28
Cisco Systems, Inc.	1,659	98
Citigroup, Inc.	791	56
Citizens Financial Group, Inc.	186	8
Clorox Co.	51	8
Cloudflare, Inc., Class A (f)	129	14
CME Group, Inc.	153	36
CMS Energy Corp.	123	8
CNH Industrial NV	362	4
Coca-Cola Co.	1,690	105
Cognizant Technology Solutions Corp., Class A	206	16
Coinbase Global, Inc., Class A (f)	82	20
Colgate-Palmolive Co.	322	29
Comcast Corp., Class A	1,610	60
Conagra Brands, Inc.	197	5
ConocoPhillips	538	53
Consolidated Edison, Inc.	143	13
Constellation Brands, Inc., Class A	68	15
Constellation Energy Corp.	130	29
Cooper Cos., Inc. (f)	83	8
Copart, Inc. (f)	362	21
Corebridge Financial, Inc.	111	3
Corning, Inc.	337	16
Corpay, Inc. (f)	28	9
Corteva, Inc.	286	16
CoStar Group, Inc. (f)	170	12
Costco Wholesale Corp.	186	170
Coterra Energy, Inc.	304	8
CRH PLC	284	26
Crowdstrike Holdings, Inc., Class A (f)	98	34
Crown Castle, Inc. REIT	180	16
Crown Holdings, Inc.	50	4
CSX Corp.	800	26
Cummins, Inc.	57	20
CVS Health Corp.	524	24
Danaher Corp.	268	62
Darden Restaurants, Inc.	49	9
Datadog, Inc., Class A (f)	118	17
DaVita, Inc. (f)	19	3
Dayforce, Inc. (f)	66	5
Deckers Outdoor Corp. (f)	64	13
Deere & Co.	108	46
Dell Technologies, Inc., Class C	133	15
Delta Air Lines, Inc.	68	4
Devon Energy Corp.	257	8
Dexcom, Inc. (f)	167	13
Diamondback Energy, Inc.	78	13
Dick's Sporting Goods, Inc.	24	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Digital Realty Trust, Inc. REIT	136	$24
Discover Financial Services	105	18
DocuSign, Inc. (f)	86	8
Dollar General Corp.	90	7
Dollar Tree, Inc. (f)	85	6
Dominion Energy, Inc.	345	19
Domino's Pizza, Inc.	14	6
DoorDash, Inc., Class A (f)	128	21
Dover Corp.	57	11
Dow, Inc.	290	12
DR Horton, Inc.	122	17
DraftKings, Inc., Class A (f)	183	7
DTE Energy Co.	85	10
Duke Energy Corp.	318	34
DuPont de Nemours, Inc.	174	13
Dynatrace, Inc. (f)	124	7
Eastman Chemical Co.	48	4
Eaton Corp. PLC	167	55
eBay, Inc.	205	13
Ecolab, Inc.	106	25
Edison International	160	13
Edwards Lifesciences Corp. (f)	250	18
Electronic Arts, Inc.	104	15
Elevance Health, Inc.	97	36
Eli Lilly & Co.	338	261
EMCOR Group, Inc.	20	9
Emerson Electric Co.	238	29
Enphase Energy, Inc. (f)	56	4
Entegris, Inc.	63	6
Entergy Corp.	177	13
EOG Resources, Inc.	234	29
EPAM Systems, Inc. (f)	24	6
EQT Corp.	231	11
Equifax, Inc.	52	13
Equinix, Inc. REIT	39	37
Equitable Holdings, Inc.	132	6
Equity Lifestyle Properties, Inc. REIT	74	5
Equity Residential REIT	142	10
Erie Indemnity Co., Class A	11	5
Essential Utilities, Inc.	108	4
Essex Property Trust, Inc. REIT	27	8
Estee Lauder Cos., Inc., Class A	97	7
Everest Group Ltd.	18	7
Evergy, Inc.	95	6
Eversource Energy	148	8
Exact Sciences Corp. (f)	76	4
Exelon Corp.	413	16
Expand Energy Corp.	84	8
Expedia Group, Inc. (f)	53	10
Expeditors International of Washington, Inc.	58	6
Extra Space Storage, Inc. REIT	88	13
Exxon Mobil Corp.	1,829	197
	Shares	Value (000)
F5, Inc. (f)	24	$6
FactSet Research Systems, Inc.	16	8
Fair Isaac Corp. (f)	10	20
Fastenal Co.	241	17
FedEx Corp.	95	27
Ferguson Enterprises, Inc.	84	15
Fidelity National Financial, Inc.	108	6
Fidelity National Information Services, Inc.	226	18
Fifth Third Bancorp	281	12
First Citizens BancShares, Inc., Class A	4	8
First Solar, Inc. (f)	42	7
FirstEnergy Corp.	226	9
Fiserv, Inc. (f)	240	49
Flutter Entertainment PLC (f)	73	19
Ford Motor Co.	1,610	16
Fortinet, Inc. (f)	272	26
Fortive Corp.	145	11
Fortune Brands Innovations, Inc.	52	4
Fox Corp., Class A	152	8
Franklin Resources, Inc.	120	2
Freeport-McMoRan, Inc.	598	23
Gaming and Leisure Properties, Inc. REIT	114	5
Garmin Ltd.	64	13
Gartner, Inc. (f)	32	15
GE HealthCare Technologies, Inc.	189	15
GE Vernova, Inc.	116	38
Gen Digital, Inc.	231	6
General Dynamics Corp.	97	26
General Electric Co.	453	76
General Mills, Inc.	229	15
General Motors Co.	463	25
Genuine Parts Co.	57	7
Gilead Sciences, Inc.	516	48
Global Payments, Inc.	106	12
GoDaddy, Inc., Class A (f)	59	12
Goldman Sachs Group, Inc.	132	76
Graco, Inc.	70	6
Halliburton Co.	365	10
Hartford Financial Services Group, Inc.	122	13
HCA Healthcare, Inc.	80	24
Healthpeak Properties, Inc. REIT	291	6
HEICO Corp.	49	10
Henry Schein, Inc. (f)	53	4
Hershey Co.	61	10
Hess Corp.	114	15
Hewlett Packard Enterprise Co.	544	12
HF Sinclair Corp.	67	2
Hilton Worldwide Holdings, Inc.	102	25
Hologic, Inc. (f)	96	7
Home Depot, Inc.	412	160
Honeywell International, Inc.	270	61
Hormel Foods Corp.	124	4
Host Hotels & Resorts, Inc. REIT	295	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Howmet Aerospace, Inc.	162	$18
HP, Inc.	400	13
Hubbell, Inc.	23	10
HubSpot, Inc. (f)	21	15
Humana, Inc.	50	13
Huntington Bancshares, Inc.	603	10
Huntington Ingalls Industries, Inc.	16	3
Hyatt Hotels Corp., Class A	19	3
IDEX Corp.	32	7
IDEXX Laboratories, Inc. (f)	34	14
Illinois Tool Works, Inc.	123	31
Illumina, Inc. (f)	65	9
Incyte Corp. (f)	68	5
Ingersoll Rand, Inc.	168	15
Insulet Corp. (f)	29	8
Intel Corp.	1,777	36
Intercontinental Exchange, Inc.	238	35
International Business Machines Corp.	383	84
International Flavors & Fragrances, Inc.	106	9
International Paper Co.	138	7
Interpublic Group of Cos., Inc.	157	4
Intuit, Inc.	117	74
Intuitive Surgical, Inc. (f)	148	77
Invitation Homes, Inc. REIT	242	8
IQVIA Holdings, Inc. (f)	75	15
Iron Mountain, Inc. REIT	122	13
J.M. Smucker Co.	44	5
Jabil, Inc.	47	7
Jack Henry & Associates, Inc.	30	5
Jacobs Solutions, Inc.	52	7
JB Hunt Transport Services, Inc.	34	6
Johnson & Johnson	996	144
Johnson Controls International PLC	279	22
JPMorgan Chase & Co.	1,183	284
Juniper Networks, Inc.	136	5
Kellanova	114	9
Kenvue, Inc.	794	17
Keurig Dr. Pepper, Inc.	476	15
KeyCorp	392	7
Keysight Technologies, Inc. (f)	73	12
Kimberly-Clark Corp.	140	18
Kimco Realty Corp. REIT	281	7
Kinder Morgan, Inc.	829	23
KKR & Co., Inc.	261	39
KLA Corp.	56	35
Knight-Swift Transportation Holdings, Inc.	67	4
Kraft Heinz Co.	373	11
Kroger Co.	285	17
L3Harris Technologies, Inc.	79	17
Labcorp Holdings, Inc.	35	8
Lam Research Corp.	538	39
Lamb Weston Holdings, Inc.	57	4
	Shares	Value (000)
Las Vegas Sands Corp.	153	$8
Leidos Holdings, Inc.	53	8
Lennar Corp., Class A	99	13
Lennox International, Inc.	13	8
Liberty Media Corp.-Liberty Formula One, Class C (f)	88	8
Linde PLC	197	82
Live Nation Entertainment, Inc. (f)	67	9
LKQ Corp.	109	4
Lockheed Martin Corp.	89	43
Loews Corp.	77	7
Lowe's Cos., Inc.	235	58
LPL Financial Holdings, Inc.	31	10
Lululemon Athletica, Inc. (f)	46	18
LyondellBasell Industries NV, Class A	107	8
M&T Bank Corp.	70	13
Manhattan Associates, Inc. (f)	26	7
Marathon Petroleum Corp.	139	19
Markel Group, Inc. (f)	5	9
MarketAxess Holdings, Inc.	16	4
Marriott International, Inc., Class A	100	28
Marsh & McLennan Cos., Inc.	204	43
Martin Marietta Materials, Inc.	25	13
Marvell Technology, Inc.	364	40
Masco Corp.	91	7
Mastercard, Inc., Class A	342	180
Match Group, Inc. (f)	102	3
McCormick & Co., Inc.	105	8
McDonald's Corp.	297	86
McKesson Corp.	54	31
Medtronic PLC	535	43
MercadoLibre, Inc. (f)	19	32
Merck & Co., Inc.	1,049	104
Meta Platforms, Inc., Class A	913	535
MetLife, Inc.	247	20
Mettler-Toledo International, Inc. (f)	9	11
MGM Resorts International (f)	94	3
Microchip Technology, Inc.	222	13
Micron Technology, Inc.	462	39
Microsoft Corp.	2,967	1,251
MicroStrategy, Inc., Class A (f)	78	23
Mid-America Apartment Communities, Inc. REIT	49	8
Moderna, Inc. (f)	135	6
Molina Healthcare, Inc. (f)	24	7
Molson Coors Beverage Co., Class B	76	4
Mondelez International, Inc., Class A	549	33
MongoDB, Inc. (f)	31	7
Monolithic Power Systems, Inc.	20	12
Monster Beverage Corp. (f)	303	16
Moody's Corp.	68	32
Mosaic Co.	133	3
Motorola Solutions, Inc.	69	32
MSCI, Inc.	33	20
Nasdaq, Inc.	179	14

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
NetApp, Inc.	86	$10
Netflix, Inc. (f)	180	160
Neurocrine Biosciences, Inc. (f)	41	6
Newmont Corp. (TSX)	473	18
News Corp., Class A	158	4
NextEra Energy, Inc.	852	61
NIKE, Inc., Class B	495	37
NiSource, Inc.	185	7
Nordson Corp.	23	5
Norfolk Southern Corp.	94	22
Northern Trust Corp.	84	9
Northrop Grumman Corp.	57	27
NRG Energy, Inc.	86	8
Nucor Corp.	99	12
Nutanix, Inc., Class A (f)	106	6
NVIDIA Corp.	10,355	1,391
NVR, Inc. (f)	1	8
NXP Semiconductors NV	106	22
Occidental Petroleum Corp.	260	13
Okta, Inc. (f)	68	5
Old Dominion Freight Line, Inc.	80	14
Omnicom Group, Inc.	81	7
ON Semiconductor Corp. (f)	179	11
ONEOK, Inc.	242	24
Oracle Corp.	698	116
O'Reilly Automotive, Inc. (f)	24	28
Otis Worldwide Corp.	166	15
Ovintiv, Inc.	108	4
Owens Corning	36	6
PACCAR, Inc.	219	23
Packaging Corp. of America	37	8
Palantir Technologies, Inc., Class A (f)	871	66
Palo Alto Networks, Inc. (f)	272	49
Parker-Hannifin Corp.	54	34
Paychex, Inc.	135	19
Paycom Software, Inc.	22	4
PayPal Holdings, Inc. (f)	406	35
Pentair PLC	69	7
PepsiCo, Inc.	564	86
Pfizer, Inc.	2,328	62
PG&E Corp.	838	17
Philip Morris International, Inc.	644	77
Phillips 66	172	20
Pinterest, Inc., Class A (f)	253	7
PNC Financial Services Group, Inc.	165	32
Pool Corp.	16	5
PPG Industries, Inc.	97	12
PPL Corp.	305	10
Principal Financial Group, Inc.	96	7
Procter & Gamble Co.	972	163
Progressive Corp.	244	58
Prologis, Inc. REIT	387	41
	Shares	Value (000)
Prudential Financial, Inc.	148	$18
PTC, Inc. (f)	50	9
Public Service Enterprise Group, Inc.	207	17
Public Storage REIT	66	20
PulteGroup, Inc.	86	9
Pure Storage, Inc., Class A (f)	131	8
Qorvo, Inc. (f)	39	3
QUALCOMM, Inc.	463	71
Quanta Services, Inc.	62	20
Quest Diagnostics, Inc.	46	7
Raymond James Financial, Inc.	82	13
Realty Income Corp. REIT	362	19
Regency Centers Corp. REIT	72	5
Regeneron Pharmaceuticals, Inc. (f)	45	32
Regions Financial Corp.	381	9
Reliance, Inc.	23	6
Republic Services, Inc.	91	18
ResMed, Inc.	61	14
Revvity, Inc.	51	6
Rivian Automotive, Inc., Class A (f)	317	4
Robinhood Markets, Inc., Class A (f)	226	8
ROBLOX Corp., Class A (f)	200	12
Rockwell Automation, Inc.	47	13
Roku, Inc. (f)	55	4
Rollins, Inc.	121	6
Roper Technologies, Inc.	44	23
Ross Stores, Inc.	138	21
Royal Caribbean Cruises Ltd.	103	24
Royalty Pharma PLC, Class A	157	4
RPM International, Inc.	53	7
RTX Corp.	550	64
S&P Global, Inc.	133	66
Salesforce, Inc.	399	133
Samsara, Inc., Class A (f)	92	4
SBA Communications Corp. REIT	45	9
Schlumberger NV	585	22
Seagate Technology Holdings PLC	88	8
SEI Investments Co.	46	4
Sempra	261	23
ServiceNow, Inc. (f)	87	92
Sherwin-Williams Co.	99	34
Simon Property Group, Inc. REIT	136	23
Skyworks Solutions, Inc.	66	6
Smurfit WestRock PLC	214	12
Snap, Inc., Class A (f)	444	5
Snap-on, Inc.	22	7
Snowflake, Inc., Class A (f)	128	20
Solventum Corp. (f)	61	4
Southern Co.	450	37
Southwest Airlines Co.	62	2
SS&C Technologies Holdings, Inc.	92	7
Stanley Black & Decker, Inc.	64	5
Starbucks Corp.	466	43

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
State Street Corp.	122	$12
Steel Dynamics, Inc.	61	7
Steris PLC	41	8
Stryker Corp.	143	51
Sun Communities, Inc. REIT	52	6
Super Micro Computer, Inc. (f)	228	7
Synchrony Financial	165	11
Synopsys, Inc. (f)	64	31
Sysco Corp.	204	16
T. Rowe Price Group, Inc.	93	11
Take-Two Interactive Software, Inc. (f)	73	13
Targa Resources Corp.	86	15
Target Corp.	191	26
TE Connectivity PLC	126	18
Teledyne Technologies, Inc. (f)	20	9
Teleflex, Inc.	20	4
Teradyne, Inc.	68	9
Tesla, Inc. (f)	1,239	500
Texas Instruments, Inc.	377	71
Texas Pacific Land Corp.	8	9
Textron, Inc.	78	6
Thermo Fisher Scientific, Inc.	158	82
TJX Cos., Inc.	468	57
T-Mobile U.S., Inc.	218	48
Toast, Inc., Class A (f)	165	6
Toro Co.	43	3
Tractor Supply Co.	226	12
Trade Desk, Inc., Class A (f)	188	22
Tradeweb Markets, Inc., Class A	48	6
Trane Technologies PLC	94	35
TransDigm Group, Inc.	23	29
TransUnion	81	8
Travelers Cos., Inc.	95	23
Trimble, Inc. (f)	102	7
Truist Financial Corp.	556	24
Twilio, Inc., Class A (f)	64	7
Tyler Technologies, Inc. (f)	18	10
Tyson Foods, Inc., Class A	118	7
U.S. Bancorp	650	31
Uber Technologies, Inc. (f)	787	47
UDR, Inc. REIT	130	6
U-Haul Holding Co.	40	3
Ulta Beauty, Inc. (f)	20	9
Union Pacific Corp.	251	57
United Parcel Service, Inc., Class B	303	38
United Rentals, Inc.	28	20
United Therapeutics Corp. (f)	18	6
UnitedHealth Group, Inc.	383	194
Universal Health Services, Inc., Class B	25	4
Valero Energy Corp.	133	16
Veeva Systems, Inc., Class A (f)	64	13
Ventas, Inc. REIT	173	10
	Shares	Value (000)
Veralto Corp.	103	$10
VeriSign, Inc. (f)	36	7
Verisk Analytics, Inc.	59	16
Verizon Communications, Inc.	1,741	70
Vertex Pharmaceuticals, Inc. (f)	107	43
Vertiv Holdings Co., Class A	152	17
Viatris, Inc.	497	6
VICI Properties, Inc. REIT	434	13
Visa, Inc., Class A	693	219
Vistra Corp.	147	20
Vulcan Materials Co.	55	14
W.R. Berkley Corp.	126	7
Walgreens Boots Alliance, Inc.	304	3
Walmart, Inc.	1,848	167
Walt Disney Co.	754	84
Warner Bros Discovery, Inc. (f)	961	10
Waste Connections, Inc.	107	18
Waste Management, Inc.	167	34
Waters Corp. (f)	25	9
Watsco, Inc.	15	7
WEC Energy Group, Inc.	130	12
Wells Fargo & Co.	1,418	100
Welltower, Inc. REIT	258	33
West Pharmaceutical Services, Inc.	30	10
Western Digital Corp. (f)	145	9
Westinghouse Air Brake Technologies Corp.	73	14
Westlake Corp.	16	2
Weyerhaeuser Co. REIT	302	8
Williams Cos., Inc.	504	27
Williams-Sonoma, Inc.	52	10
Willis Towers Watson PLC	42	13
Workday, Inc., Class A (f)	89	23
WP Carey, Inc. REIT	91	5
WW Grainger, Inc.	18	19
Wynn Resorts Ltd.	42	4
Xcel Energy, Inc.	230	16
Xylem, Inc.	101	12
Yum! Brands, Inc.	117	16
Zebra Technologies Corp., Class A (f)	22	8
Zillow Group, Inc., Class C (f)	64	5
Zimmer Biomet Holdings, Inc.	84	9
Zoetis, Inc.	188	31
Zoom Communications, Inc., Class A (f)	104	8
Zscaler, Inc. (f)	38	7
		21,482
Total Common Stocks (Cost $22,761)		31,365
	No. of Rights
Rights (0.0%)‡
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (f) (Cost $—@)	14	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (f)(g) (Cost $—)	16	$—
	Face Amount (000)
Short-Term Investments (22.2%)
U.S. Treasury Securities (3.8%)
U.S. Treasury Bill, 4.61%, 1/16/25 (h)	$1,980	1,976
5.19%, 1/9/25 (h)	300	300
5.19%, 1/16/25 (h)	820	818
Total U.S. Treasury Securities (Cost $3,094)		3,094
	Shares
Investment Company (18.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.42% (See Note H) (Cost $15,081)	15,081,447	15,081
Total Short-Term Investments (Cost $18,175)		18,175
Total Investments (101.1%) (Cost $76,851) (i)(j)(k)		82,914
Liabilities in Excess of Other Assets (–1.1%)		(882)
Net Assets (100.0%)		$82,032

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  Floating or variable rate securities: The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of December 31, 2024.

(f)  Non-income producing security.

(g)  At December 31, 2024, the Fund held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(h)  Rate shown is the yield to maturity at December 31, 2024.

(i)  The approximate fair value and percentage of net assets, $8,480,000 and 10.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $75,393,000. The aggregate gross unrealized appreciation is approximately $10,720,000 and the aggregate gross unrealized depreciation is approximately $6,428,000, resulting in net unrealized appreciation of approximately $4,292,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

DAC  Designated Activity Company.

EURIBOR  Euro Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2024:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	EUR	112			$122	1/17/25	$5
Australia & New Zealand Banking Group Ltd.		$50		EUR	47	1/17/25	(1)
Australia & New Zealand Banking Group Ltd.		$3		NZD	5	1/17/25	(—	@)
Bank of America NA	CNH	2,334			$321	3/13/25	3
Bank of America NA	MXN	138			$7	1/17/25	—	@
Bank of America NA		$179		CHF	152	1/17/25	(10)
Bank of America NA		$14		HUF	5,226	1/17/25	(1)
Bank of America NA		$6		ILS	22	3/13/25	(—	@)
Bank of America NA		$1,294		JPY	191,246	1/17/25	(77)
Bank of America NA		$—	@	ZAR	2	3/13/25	(—	@)
Barclays Bank PLC	EUR	102			$111	1/17/25	6
Barclays Bank PLC	EUR	102			$111	1/17/25	6
Barclays Bank PLC	MYR	120			$28	1/17/25	1
Barclays Bank PLC	MYR	240			$54	1/17/25	1
Barclays Bank PLC	THB	205			$6	1/17/25	—	@
Barclays Bank PLC	THB	1,035			$30	1/17/25	(—	@)
Barclays Bank PLC	TRY	1,826			$34	4/6/26	(1)
Barclays Bank PLC	TRY	4,138			$77	4/6/26	(3)
Barclays Bank PLC	TRY	17,516			$334	4/6/26	(3)
Barclays Bank PLC	TRY	2,272			$44	4/6/26	—	@
Barclays Bank PLC		$11		CAD	16	1/17/25	(—	@)
Barclays Bank PLC		$52		EUR	49	3/13/25	(1)
Barclays Bank PLC		$335		EUR	322	3/13/25	(1)
Barclays Bank PLC		$154		EUR	148	1/17/25	(1)
Barclays Bank PLC		$3		ILS	10	3/13/25	(—	@)
Barclays Bank PLC		$330		KRW	472,100	3/13/25	(8)
Barclays Bank PLC		$57		MXN	1,169	3/13/25	(2)
Barclays Bank PLC		$19		NOK	210	1/17/25	(1)
Barclays Bank PLC		$297		TRY	17,232	4/6/26	35
BNP Paribas SA	AUD	254			$169	1/17/25	12
BNP Paribas SA	AUD	100			$66	1/17/25	4
BNP Paribas SA	CAD	61			$44	1/17/25	1
BNP Paribas SA	CHF	13			$14	3/13/25	—	@
BNP Paribas SA	DKK	105			$15	3/13/25	—	@
BNP Paribas SA	EUR	34			$35	3/13/25	(—	@)
BNP Paribas SA	JPY	8,075			$53	3/13/25	1
BNP Paribas SA		$15		AUD	23	3/13/25	(—	@)
BNP Paribas SA		$80		AUD	128	3/13/25	(1)
BNP Paribas SA		$14		CLP	13,453	3/13/25	(—	@)
BNP Paribas SA		$714		CNY	5,126	3/13/25	(5)
BNP Paribas SA		$11		COP	50,392	3/13/25	(—	@)
BNP Paribas SA		$—	@	DKK	3	1/17/25	(—	@)
BNP Paribas SA		$70		EUR	67	3/13/25	(—	@)
BNP Paribas SA		$154		GBP	123	3/13/25	(—	@)
BNP Paribas SA		$5		GBP	4	1/17/25	(—	@)
BNP Paribas SA		$80		HKD	624	3/13/25	—	@
BNP Paribas SA		$641		MXN	13,171	3/13/25	(17)
BNP Paribas SA		$1		NZD	1	1/17/25	(—	@)
BNP Paribas SA		$27		RON	122	1/17/25	(1)
Citibank NA	GBP	515			$670	1/17/25	25

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$7		CZK	168	3/13/25	$	(—	@)
Citibank NA		$166		GBP	132	3/13/25		(1)
Citibank NA		$22		ILS	78	3/13/25		(—	@)
Credit Agricole CIB	EUR	42			$45	1/17/25		2
Credit Agricole CIB		$79		CAD	109	1/17/25		(3)
Credit Agricole CIB		$52		CNH	370	1/17/25		(2)
Credit Agricole CIB		$147		GBP	113	1/17/25		(5)
Credit Agricole CIB		$27		SGD	35	1/17/25		(1)
Goldman Sachs International	BRL	96			$16	3/13/25		—	@
Goldman Sachs International	DKK	10			$1	3/13/25		—	@
Goldman Sachs International	JPY	13,810			$91	3/13/25		2
Goldman Sachs International	MYR	38			$9	3/13/25		—	@
Goldman Sachs International	NOK	6			$1	3/13/25		—	@
Goldman Sachs International	TRY	1,943			$35	4/6/26		(2)
Goldman Sachs International		$28		AUD	44	3/13/25		(1)
Goldman Sachs International		$22		AUD	35	3/13/25		—	@
Goldman Sachs International		$—	@	DKK	3	1/17/25		(—	@)
Goldman Sachs International		$30		GBP	23	3/13/25		(—	@)
Goldman Sachs International		$17		IDR	259,533	1/17/25		(1)
Goldman Sachs International		$697		INR	59,474	3/13/25		(7)
Goldman Sachs International		$343		KRW	464,944	1/17/25		(27)
Goldman Sachs International		$306		MXN	6,284	3/13/25		(8)
Goldman Sachs International		$36		PEN	135	1/17/25		—	@
Goldman Sachs International		$25		PLN	98	1/17/25		(1)
Goldman Sachs International		$18		SEK	198	3/13/25		(—	@)
Goldman Sachs International		$—	@	SGD	1	3/13/25		(—	@)
Goldman Sachs International		$320		TRY	18,398	4/6/26		34
Goldman Sachs International		$309		TRY	16,846	4/6/26		15
Goldman Sachs International		$379		TRY	21,090	4/6/26		27
Goldman Sachs International		$72		TRY	4,084	4/6/26		7
Goldman Sachs International		$1		ZAR	23	3/13/25		(—	@)
HSBC Bank PLC	GBP	27			$34	1/17/25		1
JPMorgan Chase Bank NA	CAD	74			$51	3/13/25		(—	@)
JPMorgan Chase Bank NA	CHF	5			$6	3/13/25		—	@
JPMorgan Chase Bank NA	CNH	520			$73	1/17/25		2
JPMorgan Chase Bank NA	CNH	683			$94	3/13/25		1
JPMorgan Chase Bank NA	JPY	11,317			$74	3/13/25		2
JPMorgan Chase Bank NA	KRW	595,260			$417	3/13/25		12
JPMorgan Chase Bank NA	NZD	29			$17	3/13/25		—	@
JPMorgan Chase Bank NA		$31		AUD	50	3/13/25		(1)
JPMorgan Chase Bank NA		$47		CAD	67	3/13/25		(—	@)
JPMorgan Chase Bank NA		$224		CNY	1,577	1/17/25		(7)
JPMorgan Chase Bank NA		$132		EUR	125	3/13/25		(2)
JPMorgan Chase Bank NA		$16		GBP	12	3/13/25		(—	@)
JPMorgan Chase Bank NA		$33		HKD	260	3/13/25		—	@
JPMorgan Chase Bank NA		$40		HKD	311	3/13/25		—	@
JPMorgan Chase Bank NA		$3		ILS	11	3/13/25		(—	@)
JPMorgan Chase Bank NA		$298		MXN	6,111	3/13/25		(8)
JPMorgan Chase Bank NA		$33		MXN	667	3/13/25		(1)
JPMorgan Chase Bank NA		$9		PLN	36	3/13/25		(—	@)
JPMorgan Chase Bank NA		$139		SEK	1,454	1/17/25		(8)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA		$5	THB	185	3/13/25	$—	@
JPMorgan Chase Bank NA		$8	TWD	261	3/13/25	(—	@)
JPMorgan Chase Bank NA		$33	ZAR	607	3/13/25	(1)
Royal Bank of Canada	COP	79,815		$19	1/17/25	—	@
Royal Bank of Canada	DKK	1,132		$166	1/17/25	9
Royal Bank of Canada	EUR	406		$443	1/17/25	22
Royal Bank of Canada	EUR	40		$44	1/17/25	2
State Street Bank and Trust Co.		$17	CLP	15,810	1/17/25	(1)
State Street Bank and Trust Co.		$2	EUR	2	3/13/25	(—	@)
UBS AG	EUR	96		$104	1/17/25	5
UBS AG	EUR	29		$31	1/17/25	1
UBS AG	JPY	6,208		$41	3/13/25	1
UBS AG	NOK	285		$25	3/13/25	—	@
UBS AG	SGD	70		$52	1/17/25	1
UBS AG		$1	AUD	1	1/17/25	(—	@)
UBS AG		$30	AUD	47	3/13/25	(1)
UBS AG		$3	CAD	5	3/13/25	(—	@)
UBS AG		$139	CAD	199	3/13/25	—	@
UBS AG		$154	CAD	221	3/13/25	—	@
UBS AG		$37	CHF	33	3/13/25	(—	@)
UBS AG		$132	EUR	125	3/13/25	(2)
UBS AG		$17	EUR	16	3/13/25	(—	@)
UBS AG		$132	EUR	125	3/13/25	(2)
UBS AG		$21	HKD	161	3/13/25	—	@
UBS AG		$1	HUF	419	3/13/25	(—	@)
UBS AG		$6	IDR	102,824	3/13/25	(—	@)
UBS AG		$235	JPY	36,552	3/13/25	(1)
UBS AG		$236	MXN	4,846	3/13/25	(6)
UBS AG		$2	TRY	62	3/13/25	—	@
Westpac Banking Corp.	AUD	132		$88	1/17/25	6
						$18

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Jan-25	EUR	—	@	$76	$— @
FTSE 100 Index (United Kingdom)	2	Mar-25	GBP	—	@	205	2
FTSE MIB Index (Italy)	1	Mar-25	EUR	—	@	178	(3)
German Euro-Bobl Index (Germany)	5	Mar-25		500		610	(4)
German Euro-Schatz Index (Germany)	13	Mar-25		1,300		1,441	(3)
Hang Seng Index (Hong Kong)	1	Jan-25	HKD	—	@	129	1
IBEX 35 Index (Spain)	1	Jan-25	EUR	—	@	120	(2)
ICE Brent Crude Oil Index (United States)	1	Jan-25		$1		75	1
IFSC NIFTY 50 Index (United States)	14	Jan-25		—	@	666	(5)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	5	Mar-25	KRW	500,000		397	(9)
Long Gilt Index (United Kingdom)	1	Mar-25	GBP	100		116	(3)
S&P/TSX 60 Index (Canada)	1	Mar-25	CAD	—	@	207	4

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts (cont'd):

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
SFE S&P ASX Share Price Index (Australia)	2	Mar-25	AUD	— @	$252	$	(— @)
SGX MSCI Singapore Index (Singapore)	1	Jan-25	SGD	— @	27		(— @)
U.S. Treasury 10 yr. Ultra Note (United States)	14	Mar-25		$1,400	1,558		(24)
U.S. Treasury 2 yr. Note (United States)	4	Mar-25		800	822		1
U.S. Treasury 5 yr. Note (United States)	19	Mar-25		1,900	2,020		(9)
U.S. Treasury Long Bond (United States)	2	Mar-25		200	228		(5)
Short:
COMEX Gold 100 OZ (United States)	5	Feb-25		(1)	(1,321)		29
Euro Stoxx 50 Index (Germany)	9	Mar-25	EUR	(— @)	(455)		3
German Euro-Bund Index (Germany)	8	Mar-25		(800)	(1,106)		20
MSCI Emerging Market Index (United States)	13	Mar-25		$(1)	(698)		23
Nikkei 225 Index (Japan)	2	Mar-25	JPY	(1)	(250)		2
S&P 500 E Mini Index (United States)	6	Mar-25	$	(— @)	(1,781)		(4)
SFE 10 yr. Australian Bond Index (Australia)	4	Mar-25	AUD	(400)	(279)		4
TSE TOPIX Index (Japan)	1	Mar-25	JPY	(10)	(177)		(3)
U.S. Treasury 10 yr. Note (United States)	3	Mar-25		$(300)	(326)		(1)
U.S. Treasury 5 yr. Note (United States)	25	Mar-25		(2,500)	(2,658)		10
							$25

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at December 31, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Pay	8.96%	Monthly/ Monthly	11/22/27	80,618	$(16)	$—	$(16)
Morgan Stanley & Co. LLC	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	2.17	Maturity/ Maturity	1/15/34	648	18	—	18
Morgan Stanley & Co. LLC	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	2.17	Maturity/ Maturity	1/15/34	701	20	—	20
Morgan Stanley & Co. LLC	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	2.18	Maturity/ Maturity	1/15/34	648	19	—	19
Morgan Stanley & Co. LLC	TONAR	Receive	1.74	Annual/ Annual	11/12/54	9,983	1	—	1
							$42	$—	$42

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at December 31, 2024:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Japan REITs Index	Pay	TONAR + 0.02%	Quarterly	11/11/25	JPY	98,463	$(4)	$—	$(4)
Barclays Bank PLC MSCI Emerging Markets ex China Gross Return	USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		$1,680	43	—	43
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		72	2	—	2
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25		832	21	—	21

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25	$48	$1	$—	$1
Barclays Bank PLC	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.14%	Quarterly	2/11/25	2,868	(61)	—	(61)
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25	283	(8)	—	(8)
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25	1,205	(34)	—	(34)
BNP Paribas SA	BNP EM Value Index††	Pay	SOFR + 0.6%	Quarterly	5/22/25	1,934	(141)	—	(141)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	EUR107	(3)	—	(3)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	108	(2)	—	(2)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	107	(2)	—	(2)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	247	(2)	—	(2)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	290	(5)	—	(5)
BNP Paribas SA	BNP EMU Domestics Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25	293	—@	—	(—@)
BNP Paribas SA	BNP EU Growth Index	Receive	ESTR – 0.02%	Quarterly	9/18/25	719	9	—	9
BNP Paribas SA	BNP EU Quality Growth Index††	Receive	ESTR + 0.02%	Quarterly	9/18/25	945	9	—	9
BNP Paribas SA	BNP EU Quality Value Index††	Pay	ESTR + 0.37%	Quarterly	9/18/25	933	(10)	—	(10)
BNP Paribas SA	BNP EU Value Index	Pay	ESTR – 0.37%	Quarterly	9/18/25	712	(7)	—	(7)
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/15/25	$113	7	—	7
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25	114	7	—	7
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25	112	6	—	6
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25	262	10	—	10
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25	263	12	—	12
BNP Paribas SA	BNP US Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25	263	11	—	11
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.00%	Quarterly	1/28/25	5,726	(343)	—	(343)
JPMorgan Chase Bank NA	JPM Japan Growth Custom Basket Index	Receive	ESTR – 0.19%	Quarterly	12/22/25	675	13	—	13
JPMorgan Chase Bank NA	JPM Japan Value Custom Basket Index	Pay	SOFR + 0.00%	Quarterly	12/22/25	660	3	—	3
JPMorgan Chase Bank NA	JPM SPX1500 Growth Index	Receive	SOFR + 0.60%	Quarterly	11/24/25	525	31	—	31
JPMorgan Chase Bank NA	JPM SPX1500 Value Index	Pay	SOFR + 0.6%	Quarterly	11/24/25	526	(24)	—	(24)
UBS AG	MSCI USA Index	Pay	SOFR + 0.75%	Quarterly	9/23/25	10,479	(110)	—	(110)
							$(571)	$—	$(571)

††  See tables below for details of the equity basket holdings underlying the swaps.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP EM Value Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index
Akbank T.A.S.	4,911	$9	0.01%
Arabian Internet & Communication Services Company	175	13	0.02
Arca Continental SAB de CV	1,130	9	0.01
Astra International Tbk. PT	25,571	8	0.01
Banco Do Brasil SA	2,511	10	0.01
Bank Pekao SA	289	10	0.01
Bidvest Group Ltd.	431	6	0.01
Cemex SAB-CPO	12,475	7	0.01
Chailease Holding Co. Ltd.	2,236	8	0.01
Cia Energetica Minas Ger — Pref	4,504	8	0.01
Dubai Islamic Bank	6,335	12	0.01
Emaar Properties PJSC	3,117	11	0.01
Emirates NBD PJSC	2,737	16	0.02
Eurobank Ergasias Services and Holdings SA	3,845	9	0.01
Evergreen Marine Corp. Ltd.	1,286	9	0.01
Gold Fields Ltd.	661	9	0.01
Gruma SAB. — Class B	427	7	0.01
Grupo Financiero Banorte	3,788	24	0.03
Grupo Mexico SAB de CV — Ser B	2,444	12	0.01
Hellenic Telecommun Organization SA	379	6	0.01
Hyundai Mobis Co. Ltd.	59	9	0.01
Itau Unibanco Holding SA — Pref	7,158	36	0.04
Itausa SA	8,485	12	0.01
Kia Corp.	220	15	0.02
LG Innotek Co. Ltd.	106	12	0.01
Lite-On Technology Corp.	4,576	14	0.02
Meritz Financial Group, Inc.	138	10	0.01
Mouwasat Medical Services Co.	256	6	0.01
National Bank of Greece	1,316	10	0.01
Nedbank Group Ltd.	672	10	0.01
OTP Bank PLC	328	18	0.02
Pegatron Corp.	4,761	13	0.02
Petroleo Brasileiro SA	2,208	14	0.02
Petroleo Brasileiro SA — Pref	2,655	16	0.02
Powszechny Zaklad Ubezpiecze	930	10	0.01
Realtek Semiconductor Corp	953	16	0.02
Richter Gedeon Nyrt	367	10	0.01
Samsung C&T Corp.	109	8	0.01
Samsung Electro-Mechanics Co.	170	14	0.02
Samsung Electronics — Pref	753	22	0.03
Samsung Electronics Co. Ltd.	4,377	157	0.19
Samsung Fire & Marine Insurance	41	10	0.01
Samsung SDS Co. Ltd.	127	11	0.01
Taiwan Semiconductor Manufacturing Co. Ltd.	1,150	38	0.05
Telkom Indonesia Persero Tbk. PT	94,705	16	0.02
Turk Hava Yollari AO	755	6	0.01
Vale SA	2,730	24	0.03
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index (cont'd)
Vodacom Group Ltd.	1,220	$7	0.01%
Wistron Corp.	4,404	14	0.02
Zhen Ding Technology Holding Ltd.	3,567	13	0.02

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Domestics Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Domestics Index
ADP	214	$24	0.03%
Aena SME SA	207	41	0.05
Basic-Fit NV	887	20	0.02
Bechtle AG	698	22	0.03
Bouygues SA	929	26	0.03
Canal SA	3,233	8	0.01
Capgemini SE	353	56	0.07
Compagnie De Saint Gobain	901	77	0.09
Deutsche Lufthansa — Reg	3,707	23	0.03
D'Ieteren Group	149	24	0.03
Eiffage	324	27	0.03
Exclusive Networks SA	786	15	0.02
Fraport Ag Frankfurt Airport	410	24	0.03
Getlink SE	1,628	25	0.03
Havas NV	3,233	5	0.01
Indra Sistemas SA	1,219	21	0.03
Industria de Diseno Textil SA	2,005	100	0.12
Iveco Group NV	2,179	20	0.02
Kingspan Group PLC	496	35	0.04
La Francaise des Jeux SACA	643	24	0.03
Louis Hachette Group	3,233	5	0.01
Prosiebensat.1 Media SE	3,602	18	0.02
Randstad NV	596	24	0.03
Rheinmetall AG	97	60	0.07
Scout24 SE	327	28	0.03
Smurfit Westrock PLC	1,159	60	0.07
Stora Enso OYJ — Class R	2,790	27	0.03
Vinci SA	948	95	0.12
Vivendi SE	3,233	8	0.01
Zalando SE	881	29	0.03

The following table represents the equity basket holdings underlying the total return swap with BNP EU Quality Growth Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Quality Growth Index
Accor SA	536	$25	0.03%
Adidas AG	107	25	0.03
ADP	221	25	0.03
Adyen NV	19	27	0.03
Airbus SE	167	26	0.03

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Quality Growth Index (cont'd)
Amadeus IT Group SA	347	$24	0.03%
Anheuser-Busch Inbev SA	446	22	0.03
Argenx SE	41	25	0.03
ASR Nederland NV	537	25	0.03
BE Semiconductor Industries NV	198	26	0.03
Bollore SE	4,044	24	0.03
Cellnex Telecom SA	727	22	0.03
Davide Campari-Milano NV	4,044	24	0.03
Delivery Hero SE	599	16	0.02
Dsm-Firmenich AG	227	22	0.03
Edenred	830	26	0.03
EDP Renovaveis SA	2,172	22	0.03
EDP SA	6,994	22	0.03
Elia Group SA	259	19	0.02
Eni SpA	1,660	22	0.03
Eurazeo SE	342	25	0.03
Euronext NV	237	26	0.03
Ferrovial SE	634	26	0.03
Gecina SA	245	22	0.03
Getlink SE	1,537	24	0.03
Groupe Bruxelles Lambert NV	367	24	0.03
Infineon Technologies AG	756	24	0.03
Inpost SA	1,324	22	0.03
Lotus Bakeries	2	19	0.02
MTU Aero Engines AG	74	24	0.03
NN Group NV	530	22	0.03
Pernod Ricard SA	216	24	0.03
Prosus NV	611	23	0.03
Safran SA	106	23	0.03
Sartorius AG	102	22	0.03
Sartorius Stedim Biotech	127	24	0.03
Scout24 SE	275	23	0.03
Siemens Energy AG	503	25	0.03
Sofina SA	86	19	0.02
Stora Enso OYJ — Class R	2,354	23	0.03
Symrise AG	223	23	0.03
Talanx AG	305	25	0.03
UCB SA	131	25	0.03

The following table represents the equity basket holdings underlying the total return swap with BNP EU Quality Value Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Quality Value Index
Ageas SA	483	$23	0.03%
AIB Group PLC	4,343	23	0.03
Arkema	301	22	0.03
Banco Bilbao Vizcaya Argentaria SA	2,560	24	0.03
Banco Santander SA	5,170	23	0.03
Bank Of Ireland Group PLC	2,698	24	0.03
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EU Quality Value Index (cont'd)
Bayer AG — Reg	1,134	$22	0.03%
Bechtle AG	701	22	0.03
Capgemini SE	144	23	0.03
Carrefour SA	1,586	22	0.03
Compagnie De Saint Gobain	259	22	0.03
Daimler Truck Holding AG	634	23	0.03
DHL Group	662	22	0.03
Dr. Ing hcf Porsche AG	370	22	0.03
E.ON SE	1,976	22	0.03
Eiffage	273	23	0.03
Enel SpA	3,435	24	0.03
Engie SA	1,519	23	0.03
Erste Group Bank AG	442	26	0.03
Exor NV	245	22	0.03
Fresenius Medical Care AG	568	25	0.03
Heidelberg Materials AG	196	23	0.03
Henkel AG & Co. KGaA	328	24	0.03
Henkel AG & Co. KGaA — Pref	295	25	0.03
Ipsen	209	23	0.03
Klepierre SA	803	22	0.03
Koninklijke Ahold Delhaize NV	719	23	0.03
Koninklijke KPN NV	6,566	23	0.03
Leonardo SpA	925	24	0.03
Mercedes-Benz Group AG	446	24	0.03
Michelin	748	24	0.03
Nordea Bank Abp	2,176	23	0.03
Orange SA	2,384	23	0.03
Publicis Groupe SA	224	23	0.03
Randstad NV	563	23	0.03
Sanofi SA	246	23	0.03
SEB SA	250	22	0.03
Stellantis NV	1,779	22	0.03
Syensqo SA	310	22	0.03
Teleperformance	259	22	0.03
Tenaris SA	1,332	24	0.03
Unicredit SpA	556	21	0.03
Vinci SA	232	23	0.03

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP US Domestics Index as of December 31, 2024:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP US Domestics Index
Arista Networks, Inc.	232	$26	0.03%
Automatic Data Processing	88	26	0.03
Autozone, Inc.	4	12	0.01
Broadridge Financial Solutions, Inc.	25	6	0.01
Charter Communications, Inc. — Class A	20	7	0.01
Cintas Corp.	79	14	0.02
Cognizant Tech Solutions — Class A	108	8	0.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP US Domestics Index (cont'd)
Comcast Corp. — Class A	838	$31	0.04%
Copart, Inc.	188	11	0.01
Crowdstrike Holdings, Inc. — Class A	50	17	0.02
CSX Corp.	421	14	0.02
Datadog, Inc. — Class A	61	9	0.01
Doordash, Inc. — Class A	67	11	0.01
DR Horton, Inc.	64	9	0.01
Equifax, Inc.	27	7	0.01
Fair Isaac Corp.	5	11	0.01
Fastenal Co.	124	9	0.01
Fedex Corp.	50	14	0.02
Hilton Worldwide Holdings, Inc.	53	13	0.02
Home Depot, Inc.	215	84	0.10
Lennar Corp. — Class A	52	7	0.01
Lowe's Cos, Inc.	123	30	0.04
Lululemon Athletica, Inc.	24	9	0.01
Marriott International — Class A	52	14	0.02
Martin Marietta Materials	13	7	0.01
Norfolk Southern Corp.	49	11	0.01
NVR, Inc.	1	5	0.01
Old Dominion Freight Line	42	7	0.01
O'Reilly Automotive, Inc.	13	15	0.02
Quanta Services, Inc.	32	10	0.01
Republic Services, Inc.	48	10	0.01
Roper Technologies, Inc.	23	12	0.01
Ross Stores, Inc.	72	11	0.01
Sherwin-Williams Co.	52	18	0.02
Snowflake, Inc. — Class A	65	10	0.01
Starbucks Corp.	246	22	0.03
TJX Companies, Inc.	245	30	0.04
Tractor Supply Company	117	6	0.01
Trane Technologies PLC	49	18	0.02
Tyler Technologies, Inc.	9	5	0.01
Union Pacific Corp.	132	30	0.04
United Parcel Service — Class B	159	20	0.02
United Rentals, Inc.	14	10	0.01
Verisk Analytics, Inc.	31	8	0.01
Vulcan Materials Co.	29	7	0.01
Walt Disney Co.	393	44	0.05
Waste Connections, Inc.	56	10	0.01
Waste Management, Inc.	87	18	0.02
Workday, Inc. — Class A	46	12	0.01
WW Grainger, Inc.	10	10	0.01

@  Value/Notional amount is less than $500.

CAC  Cotation Assistée en Continu.

EMU  European Economic and Monetary Union.

ESTR  Euro Short-Term Rate.

FTSE  Financial Times Stock Exchange.

HICP  Harmonized Index of Consumer Prices.
IBEX  Índice Bursátil Español.

ICE  Intercontinental Exchange.

KFE  Korean Futures Exchange.

MIB  Milano Indice di Borsa.

MSCI  Morgan Stanley Capital International.

NSA  National Smokers Alliance

PJSC  Public Joint Stock Company.

SFE  Sydney Futures Exchange.

SGX  Singapore Exchange Ltd.

SOFR  Secured Overnight Financing Rate.

TIIE  Interbank Equilibrium Interest Rate.

TONAR  Tokyo Overnight Average Rate.

TSE  Tokyo Stock Exchange.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi Offshore

CNY  — Chinese Yuan Renminbi

COP  — Colombian Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PEN  — Peruvian Nuevo Sol

PLN  — Polish Zloty

RON  — Romanian New Leu

SEK  — Swedish Krona

SGD  — Singapore Dollar

TRY  — Turkish Lira

TWD  — Taiwan Dollar

THB  — Thai Baht

USD  — United States Dollar

ZAR  — South African Rand

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	37.8%
Short-Term Investments	21.9
Sovereign	17.0
Corporate Bonds	9.9
Other*	8.1
U.S. Treasury Securities	5.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $18,178,000 and net unrealized appreciation of approximately $25,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $18,000. Also does not include open swap agreements with net unrealized depreciation of approximately $529,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $61,770)	$67,833
Investment in Security of Affiliated Issuer, at Value (Cost $15,081)	15,081
Total Investments in Securities, at Value (Cost $76,851)	82,914
Foreign Currency, at Value (Cost $321)	534
Cash	—	@
Receivable for Variation Margin on Futures Contracts	597
Due from Broker	510
Interest Receivable	260
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	252
Unrealized Appreciation on Swap Agreements	185
Receivable for Investments Sold	93
Receivable from Affiliate	52
Tax Reclaim Receivable	33
Due from Adviser	30
Dividends Receivable	20
Receivable for Fund Shares Sold	—	@
Other Assets	21
Total Assets	85,501
Liabilities:
Payable for Investments Purchased	1,920
Unrealized Depreciation on Swap Agreements	756
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	234
Payable for Variation Margin on Swap Agreements	207
Payable for Fund Shares Redeemed	151
Payable for Custodian Fees	85
Payable for Servicing Fees	31
Payable for Professional Fees	26
Payable for Administration Fees	6
Payable for Transfer Agency Fees	1
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	51
Total Liabilities	3,469
NET ASSETS	$82,032
Net Assets Consist of:
Paid-in-Capital	$73,500
Total Distributable Earnings	8,532
Net Assets	$82,032
CLASS I:
Net Assets	$67,928
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,374,285 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.21
CLASS II:
Net Assets	$14,104
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,546,102 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$9.12

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Global Strategist Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$1,349
Dividends from Securities of Unaffiliated Issuers (Net of $56 of Foreign Taxes Withheld)	662
Dividends from Security of Affiliated Issuer (Note H)	635
Total Investment Income	2,646
Expenses:
Advisory Fees (Note B)	625
Custodian Fees (Note G)	266
Professional Fees	241
Servicing Fees (Note D)	129
Pricing Fees	105
Administration Fees (Note C)	67
Distribution Fees — Class II Shares (Note E)	35
Shareholder Reporting Fees	32
Transfer Agency Fees (Note F)	14
Directors' Fees and Expenses	3
Other Expenses	14
Total Expenses	1,531
Waiver of Advisory Fees (Note B)	(625)
Expenses Reimbursed by Adviser (Note B)	(120)
Waiver of Distribution Fees — Class II Shares (Note E)	(21)
Rebate from Morgan Stanley Affiliate (Note H)	(18)
Net Expenses	747
Net Investment Income	1,899
Realized Gain (Loss):
Investments Sold	1,954
Foreign Currency Forward Exchange Contracts	(290)
Foreign Currency Transaction	(13)
Futures Contracts	(491)
Swap Agreements	2,739
Net Realized Gain	3,899
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $—@)	1,410
Foreign Currency Forward Exchange Contracts	(16)
Foreign Currency Translation	294
Futures Contracts	59
Swap Agreements	(1,514)
Net Change in Unrealized Appreciation (Depreciation)	233
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,132
Net Increase in Net Assets Resulting from Operations	$6,031

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,899	$1,651
Net Realized Gain (Loss)	3,899	(172)
Net Change in Unrealized Appreciation (Depreciation)	233	9,102
Net Increase in Net Assets Resulting from Operations	6,031	10,581
Dividends and Distributions to Shareholders:
Class I	—	(1,125)
Class II	—	(214)
Total Dividends and Distributions to Shareholders	—	(1,339)
Capital Share Transactions:(1)
Class I:
Subscribed	3,855	2,265
Distributions Reinvested	—	1,125
Redeemed	(9,510)	(8,572)
Class II:
Subscribed	1,366	951
Distributions Reinvested	—	214
Redeemed	(2,077)	(2,478)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,366)	(6,495)
Total Increase (Decrease) in Net Assets	(335)	2,747
Net Assets:
Beginning of Period	82,367	79,620
End of Period	$82,032	$82,367
(1) Capital Share Transactions:
Class I:
Shares Subscribed	425	280
Shares Issued on Distributions Reinvested	—	141
Shares Redeemed	(1,051)	(1,067)
Net Decrease in Class I Shares Outstanding	(626)	(646)
Class II:
Shares Subscribed	153	120
Shares Issued on Distributions Reinvested	—	27
Shares Redeemed	(233)	(310)
Net Decrease in Class II Shares Outstanding	(80)	(163)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.57		$7.64		$11.30		$10.99		$10.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.17		0.14		0.10		0.09
Net Realized and Unrealized Gain (Loss)	0.43		0.89		(2.07)		0.81		0.95
Total from Investment Operations	0.64		1.06		(1.93)		0.91		1.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—		(0.21)		(0.16)
Net Realized Gain	—		—		(1.73)		(0.39)		(0.80)
Total Distributions	—		(0.13)		(1.73)		(0.60)		(0.96)
Net Asset Value, End of Period	$9.21		$8.57		$7.64		$11.30		$10.99
Total Return(2)	7.47%		14.07	%(3)	(16.94)%		8.37%		10.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$67,928		$68,557		$66,072		$88,704		$88,563
Ratio of Expenses Before Expense Limitation	1.79%		1.69%		1.77%		1.52%		1.59%
Ratio of Expenses After Expense Limitation	0.88	%(4)	0.87	%(4)(5)	0.88	%(4)	0.90	%(4)	0.88	%(4)
Ratio of Net Investment Income	2.30	%(4)	2.06	%(4)(5)	1.59	%(4)	0.89	%(4)	0.89	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.00	%(6)	0.02%
Portfolio Turnover Rate	98%		102%		99%		111%		114%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.88%	2.05%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.49		$7.58		$11.23		$10.93		$10.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.16		0.13		0.09		0.08
Net Realized and Unrealized Gain (Loss)	0.43		0.88		(2.05)		0.80		0.94
Total from Investment Operations	0.63		1.04		(1.92)		0.89		1.02
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—		(0.20)		(0.14)
Net Realized Gain	—		—		(1.73)		(0.39)		(0.80)
Total Distributions	—		(0.13)		(1.73)		(0.59)		(0.94)
Net Asset Value, End of Period	$9.12		$8.49		$7.58		$11.23		$10.93
Total Return(2)	7.42%		13.94	%(3)	(17.07)%		8.22%		10.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,104		$13,810		$13,548		$16,785		$16,204
Ratio of Expenses Before Expense Limitation	2.04%		1.94%		2.02%		1.77%		1.84%
Ratio of Expenses After Expense Limitation	0.98	%(4)	0.97	%(4)(5)	0.98	%(4)	1.00	%(4)	0.98	%(4)
Ratio of Net Investment Income	2.20	%(4)	1.96	%(4)(5)	1.49	%(4)	0.79	%(4)	0.79	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.02%		0.02%		0.02%		0.00	%(6)	0.02%
Portfolio Turnover Rate	98%		102%		99%		111%		114%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.98%	1.95%

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Global Strategist Portfolio. The Fund seeks total return and has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $7,256,000 or approximately 8.85% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,661	$—	$3,661
Asset-Backed Securities	—	623	—	623
Commercial Mortgage- Backed Securities	—	533	—	533
Corporate Bonds	—	8,165	—	8,165
Mortgages - Other	—	1,403	—	1,403
Sovereign	—	14,132	—	14,132
Supranational	—	506	—	506
U.S. Treasury Securities	—	4,351	—	4,351
Total Fixed Income Securities	—	33,374	—	33,374
Common Stocks
Aerospace & Defense	395	231	—	626
Air Freight & Logistics	76	53	—	129
Automobile Components	14	18	—	32
Automobiles	545	90	—	635
Banks	1,011	2,258	—	3,269
Beverages	254	116	—	370
Biotechnology	365	84	—	449
Broadline Retail	936	69	—	1,005
Building Products	127	69	—	196
Capital Markets	733	282	—	1,015
Chemicals	287	201	—	488
Commercial Services & Supplies	156	28	—	184
Communications Equipment	190	29	—	219
Construction & Engineering	54	53	—	107
Construction Materials	53	53	—	106
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Consumer Finance	$131	$—	$—		$131
Consumer Staples Distribution & Retail	467	81	—		548
Containers & Packaging	55	4	—		59
Distributors	16	2	—		18
Diversified Consumer Services	—	6	—		6
Diversified REITs	5	34	—		39
Diversified Telecommunication Services	145	147	—		292
Electric Utilities	327	98	—		425
Electrical Equipment	179	190	—		369
Electronic Equipment, Instruments & Components	122	21	—		143
Energy Equipment & Services	49	2	—	†	51	†
Entertainment	384	19	—		403
Financial Services	839	93	—		932
Food Products	132	221	—		353
Gas Utilities	13	7	—		20
Ground Transportation	264	1	—		265
Health Care Equipment & Supplies	469	154	—		623
Health Care Providers & Services	428	22	—		450
Health Care REITs	55	—	—		55
Health Care Technology	13	5	—		18
Hotel & Resort REITs	5	—	—		5
Hotels, Restaurants & Leisure	463	127	—		590
Household Durables	60	14	—		74
Household Products	229	49	—		278
Independent Power & Renewable Electricity Producers	26	22	—		48
Industrial Conglomerates	91	118	—		209
Industrial REITs	41	13	—		54
Information Technology Services	389	17	—		406
Insurance	552	418	—		970
Interactive Media & Services	1,414	20	—		1,434
Investment Company	—	—	—	†	—	†
Life Sciences Tools & Services	238	49	—		287
Machinery	349	189	—		538
Marine Transportation	—	17	—		17
Media	119	29	—		148
Metals & Mining	167	218	—	†	385	†
Mortgage Real Estate Investment	4	—	—		4

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Multi-Utilities	$130	$87		$—		$217
Office REITs	5	3		—		8
Oil, Gas & Consumable Fuels	859	296		—		1,155
Paper & Forest Products	3	24		—		27
Passenger Airlines	8	9		—		17
Personal Care Products	24	164		—		188
Pharmaceuticals	676	734		—		1,410
Professional Services	169	135		—		304
Real Estate Management & Development	38	44		—		82
Residential REITs	75	—		—		75
Retail REITs	54	25		—		79
Semiconductors & Semiconductor Equipment	2,426	238		—		2,664
Software	2,344	214		—		2,558
Specialized REITs	194	—		—		194
Specialty Retail	412	38		—		450
Tech Hardware, Storage & Peripherals	1,676	9		—		1,685
Textiles, Apparel & Luxury Goods	72	264		—		336
Tobacco	114	58		—		172
Trading Companies & Distributors	94	50		—		144
Transportation Infrastructure	—	30		—		30
Water Utilities	14	10		—		24
Wireless Telecommunication Services	55	14		—		69
Total Common Stocks	22,878	8,487		—	†	31,365	†
Rights	—	—	@	—		—	@
Warrants	—	—		—	†	—	†
Short-Term Investments
Investment Company	15,081	—		—		15,081
U.S. Treasury Securities	—	3,094		—		3,094
Total Short-Term Investments	15,081	3,094		—		18,175
Foreign Currency Forward Exchange Contracts	—	252		—		252
Futures Contracts	100	—		—		100
Centrally Cleared Interest Rate Swap Agreements	—	58		—		58
Total Return Swap Agreements	—	185		—		185
Total Assets	38,059	45,450		—	†	83,509	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(234)	$—		$(234)
Futures Contracts	(75)	—	—		(75)
Centrally Cleared Interest Rate Swap Agreement	—	(16)	—		(16)
Total Return Swap Agreements	—	(756)	—		(756)
Total Liabilities	(75)	(1,006)	—		(1,081)
Total	$37,984	$44,444	$—	†	$82,428 †

†  Includes one or more securities valued at zero.

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)		Warrants (000)
Beginning Balance	$—	††	$—
Purchases	—		—
Sales	—		—
Transfers in	—		—	††
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	††	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—		$—

††  Includes one or more securities valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares"

market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities and the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Consolidated Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$252
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	30	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	35	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	35	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	58	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	185
Total			$595

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(234)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(17	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(58	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(16	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(756)
Total			$(1,081)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$ (290)
Commodity Risk	Futures Contracts	(211)
Equity Risk	Futures Contracts	(116)
Interest Rate Risk	Futures Contracts	(164)
Equity Risk	Swap Agreements	3,867
Interest Rate Risk	Swap Agreements	(1,128)
Total		$1,958
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(16)
Commodity Risk	Futures Contracts	30
Equity Risk	Futures Contracts	42
Interest Rate Risk	Futures Contracts	(13)
Equity Risk	Swap Agreements	(1,497)
Interest Rate Risk	Swap Agreements	(17)
Total		$(1,471)

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$252	$(234)
Swap Agreements	185	(756)
Total	$437	$(990)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$5	$(1)	$—	$4
Bank of America NA	3	(3)	—	0
Barclays Bank PLC	116	(88)	—	28
BNP Paribas SA	89	(89)	—	0
Citibank NA	25	(1)	—	24
Credit Agricole CIB	2	(2)	—	0
Goldman Sachs International	85	(47)	—	38
HSBC Bank PLC	1	—	—	1
JPMorgan Chase Bank NA	64	(41)	—	23
Royal Bank of Canada	33	—	—	33
UBS AG	8	(8)	—	0
Westpac Banking Corp.	6	—	—	6
Total	$437	$(280)	$—	$157
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)(a)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$1	$(1)	$—	$0
Bank of America NA	88	(3)	—	85
Barclays Bank PLC	128	(88)	—	40
BNP Paribas SA	196	(89)	—	107
Citibank NA	1	(1)	—	0
Credit Agricole CIB	11	(2)	—	9
Goldman Sachs International	390	(47)	(280)	63
JPMorgan Chase Bank NA	52	(41)	—	11
State Street Bank and Trust Co.	1	—	—	1
UBS AG	122	(8)	—	114
Total	$990	$(280)	$(280)	$430

(a)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$22,644,000
Futures Contracts:
Average monthly notional value	$24,781,000
Swap Agreements:
Average monthly notional amount	$15,709,000

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when- issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $625,000 of advisory fees were waived and approximately $120,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of December 31, 2024, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Consolidated Statement of Assets and Liabilities.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the year ended December 31, 2024, this waiver amounted to approximately $21,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $30,496,000 and $40,070,000, respectively. For the year ended December 31, 2024, purchases and sales of long-term U.S. Government securities were approximately $36,118,000 and $35,780,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $18,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$9,089	$44,667	$38,675	$635
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$15,081

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:		2023 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$1,339	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1,978	$(1,978)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,017	$827

During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,476,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

K. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.7%.

L. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Global Strategist Portfolio and the Board of
Directors of Morgan Stanley Variable Insurance Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Global Strategist Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2024.

The Fund designated approximately $11,000 of its distributions paid as qualified business income.

The Fund designated approximately $1,009,000 of its distributions paid as business interest income.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MGTPX-NCSR 12.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Annual Financial Statements and Additional Information

December 31, 2024

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Table of Contents (unaudited)

1

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (82.1%)
Automobiles (8.0%)
Rivian Automotive, Inc., Class A (a)	130,319	$1,733
Tesla, Inc. (a)	137,413	55,493
		57,226
Biotechnology (1.1%)
ProKidney Corp. (a)	392,312	663
Roivant Sciences Ltd. (a)	583,901	6,907
		7,570
Broadline Retail (7.8%)
Global-e Online Ltd. (Israel) (a)	442,915	24,152
MercadoLibre, Inc. (a)	18,688	31,778
		55,930
Capital Markets (0.8%)
Coinbase Global, Inc., Class A (a)	11,388	2,828
Intercontinental Exchange, Inc.	21,599	3,218
		6,046
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(b)(c) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—
Entertainment (4.6%)
ROBLOX Corp., Class A (a)	576,716	33,369
Financial Services (8.1%)
Adyen NV (Netherlands) (a)	11,609	17,252
Affirm Holdings, Inc. (a)	667,292	40,638
		57,890
Health Care Providers & Services (0.3%)
Agilon Health, Inc. (a)	1,201,613	2,283
Hotels, Restaurants & Leisure (8.5%)
Airbnb, Inc., Class A (a)	129,406	17,005
DoorDash, Inc., Class A (a)	260,549	43,707
		60,712
Information Technology Services (15.4%)
Cloudflare, Inc., Class A (a)	485,897	52,321
Shopify, Inc., Class A (Canada) (a)	395,626	42,067
Snowflake, Inc., Class A (a)	106,657	16,469
		110,857
Leisure Products (0.6%)
Peloton Interactive, Inc., Class A (a)	523,883	4,558
Media (5.7%)
Trade Desk, Inc., Class A (a)	349,822	41,115
Pharmaceuticals (3.0%)
Royalty Pharma PLC, Class A	840,975	21,453
Semiconductors & Semiconductor Equipment (2.4%)
ASML Holding NV (Registered) (Netherlands)	24,610	17,057
	Shares	Value (000)
Software (10.9%)
AppLovin Corp., Class A (a)	32,434	$10,503
Aurora Innovation, Inc. (a)	3,388,500	21,347
MicroStrategy, Inc., Class A (a)	51,166	14,819
Samsara, Inc., Class A (a)	721,650	31,529
		78,198
Specialized REITs (0.4%)
American Tower Corp. REIT	16,869	3,094
Specialty Retail (4.2%)
Carvana Co. (a)	148,107	30,119
Textiles, Apparel & Luxury Goods (0.3%)
LVMH Moet Hennessy Louis Vuitton SE (France)	3,119	2,052
Total Common Stocks (Cost $430,620)		589,529
Preferred Stocks (2.2%)
Financial Services (0.2%)
Stripe, Inc., Series I (a)(b)(c) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,463
Software (2.0%)
Databricks, Inc., Series H (a)(b)(c) (acquisition cost — $8,310; acquired 8/31/21)	113,088	10,461
Databricks, Inc., Series I (a)(b)(c) (acquisition cost — $2,242; acquired 9/15/23)	30,506	2,822
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $1,618; acquired 6/17/14)	141,612	726
		14,009
Total Preferred Stocks (Cost $13,231)		15,472
Investment Company (2.6%)
iShares Bitcoin Trust ETF (a) (Cost $13,615)	351,849	18,666
Short-Term Investment (4.4%)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.29% (See Note H) (Cost $31,572)	31,571,716	31,572
Total Investments Excluding Purchased Options (91.3%) (Cost $489,038)		655,239
Total Purchased Options Outstanding (0.2%) (Cost $2,769)		1,918
Total Investments (91.5%) (Cost $491,807) (d)(e)(f)		657,157
Other Assets in Excess of Liabilities (8.5%)		60,666
Net Assets (100.0%)		$717,823

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2024

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

amounts to approximately $15,472,000 and represents 2.2% of net assets.

(c)  At December 31, 2024, the Fund held fair valued securities at approximately $15,472,000, representing 2.2% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  The approximate fair value and percentage of net assets, $19,304,000 and 2.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(e)  Securities are available for collateral in connection with purchased options.

(f)  At December 31, 2024, the aggregate cost for federal income tax purposes is approximately $508,096,000. The aggregate gross unrealized appreciation is approximately $216,674,000 and the aggregate gross unrealized depreciation is approximately $70,074,000, resulting in net unrealized appreciation of approximately $146,600,000.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	61,070,267	$61,070	$383		$254	$129
Goldman Sachs International	USD/CNH	CNH	7.69	Jan-25	127,446,620	127,447	—	@	482	(482)
Standard Chartered Bank	USD/CNH	CNH	7.76	Oct-25	127,991,317	127,991	714		557	158
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	55,148,879	55,149	210		240	(30)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	125,342,522	125,343	89		532	(443)
Goldman Sachs International	USD/CNH	CNH	8.02	Dec-25	148,521,048	148,521	522		704	(182)
							$1,918		$2,769	$(850)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.0%
Information Technology Services	16.9
Software	14.1
Hotels, Restaurants & Leisure	9.3
Financial Services	9.1
Automobiles	8.7
Broadline Retail	8.5
Media	6.3
Entertainment	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statement of Assets and Liabilities	December 31, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $460,235)	$625,585
Investment in Security of Affiliated Issuer, at Value (Cost $31,572)	31,572
Total Investments in Securities, at Value (Cost $491,807)	657,157
Cash (Note K)	73,711
Foreign Currency, at Value (Cost $1)	1
Receivable for Investments Sold	649
Receivable for Fund Shares Sold	484
Receivable from Affiliate	134
Dividends Receivable	27
Other Assets	38
Total Assets	732,201
Liabilities:
Payable for Asset Recovery Fee (Note K)	7,371
Payable for Investments Purchased	2,993
Due to Broker	2,050
Payable for Fund Shares Redeemed	1,108
Payable for Advisory Fees	444
Payable for Servicing Fees	210
Payable for Distribution Fees — Class II Shares	63
Payable for Administration Fees	47
Payable for Professional Fees	21
Payable for Directors' Fees and Expenses	10
Payable for Custodian Fees	10
Payable for Transfer Agency Fees	2
Other Liabilities	49
Total Liabilities	14,378
NET ASSETS	$717,823
Net Assets Consist of:
Paid-in-Capital	$603,418
Total Distributable Earnings	114,405
Net Assets	$717,823
CLASS I:
Net Assets	$415,789
Net Asset Value, Offering and Redemption Price Per Share Applicable to 19,271,229 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.58
CLASS II:
Net Assets	$302,034
Net Asset Value, Offering and Redemption Price Per Share Applicable to 18,520,181 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$16.31

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statement of Operations	Year Ended December 31, 2024 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$1,005
Dividends from Securities of Unaffiliated Issuers	754
Income from Securities Loaned — Net	14
Total Investment Income	1,773
Expenses:
Asset Recovery Fee (Note K)	7,371
Advisory Fees (Note B)	2,649
Servicing Fees (Note D)	731
Distribution Fees — Class II Shares (Note E)	560
Administration Fees (Note C)	424
Professional Fees	199
Shareholder Reporting Fees	36
Custodian Fees (Note G)	26
Transfer Agency Fees (Note F)	17
Directors' Fees and Expenses	9
Pricing Fees	3
Other Expenses	39
Total Expenses	12,064
Waiver of Advisory Fees (Note B)	(1,112)
Rebate from Morgan Stanley Affiliate (Note H)	(39)
Net Expenses	10,913
Net Investment Loss	(9,140)
Realized Gain:
Investments Sold (Note K)	136,101
Foreign Currency Transaction	5
Net Realized Gain	136,106
Change in Unrealized Appreciation (Depreciation):
Investments	155,439
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	155,439
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	291,545
Net Increase in Net Assets Resulting from Operations	$282,405

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Year Ended December 31, 2024 (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(9,140)	$(1,746)
Net Realized Gain (Loss)	136,106	(86,942)
Net Change in Unrealized Appreciation (Depreciation)	155,439	265,794
Net Increase in Net Assets Resulting from Operations	282,405	177,106
Capital Share Transactions:(1)
Class I:
Subscribed	12,162	16,451
Redeemed	(55,667)	(41,851)
Class II:
Subscribed	44,034	66,212
Redeemed	(79,866)	(77,778)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(79,337)	(36,966)
Total Increase in Net Assets	203,068	140,140
Net Assets:
Beginning of Period	514,755	374,615
End of Period	$717,823	$514,755
(1) Capital Share Transactions:
Class I:
Shares Subscribed	815	1,494
Shares Redeemed	(3,776)	(3,791)
Net Decrease in Class I Shares Outstanding	(2,961)	(2,297)
Class II:
Shares Subscribed	3,712	8,023
Shares Redeemed	(6,712)	(9,129)
Net Decrease in Class II Shares Outstanding	(3,000)	(1,106)

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$13.35		$8.98		$53.72		$70.24		$35.80
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.24)		(0.03)		(0.07)		(0.35)		(0.28)
Net Realized and Unrealized Gain (Loss)	8.47		4.40		(30.00)		2.53		40.32
Total from Investment Operations	8.23		4.37		(30.07)		2.18		40.04
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(14.67)		(18.70)		(5.60)
Net Asset Value, End of Period	$21.58	(3)	$13.35		$8.98		$53.72		$70.24
Total Return(4)	61.65	%(3)(5)	48.66	%(6)(7)	(60.07	)%(6)	0.10	%(6)	117.31	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$415,789		$296,798		$220,167		$645,473		$737,155
Ratio of Expenses Before Expense Limitation	2.18%		0.78%		0.78%		0.74%		0.74%
Ratio of Expenses After Expense Limitation	1.97	%(8)(9)	0.56	%(8)	0.57	%(8)	0.57	%(8)	0.56	%(8)
Ratio of Net Investment Loss	(1.63	)%(8)(9)	(0.28	)%(8)	(0.39	)%(8)	(0.52	)%(8)	(0.55	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	44%		33%		41%		59%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.

(4)  Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  Performance was positively impacted by approximately 15.06% for Class I shares due to a payment from a class action settlement involving the Fund's past holdings. Had this payment not occurred, the total return for Class I shares would have been 46.59%. Refer to Note K in the Notes to Consolidated Financial Statements.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not paid the asset recovery fee, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2024	0.56%	(0.22)%

(10)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class II
	Year Ended December 31,
Selected Per Share Data and Ratios	2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.13		$6.83		$48.42		$65.09		$33.51
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.21)		(0.04)		(0.09)		(0.46)		(0.38)
Net Realized and Unrealized Gain (Loss)	6.39		3.34		(26.83)		2.49		37.56
Total from Investment Operations	6.18		3.30		(26.92)		2.03		37.18
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(14.67)		(18.70)		(5.60)
Net Asset Value, End of Period	$16.31	(3)	$10.13		$6.83		$48.42		$65.09
Total Return(4)	61.01	%(3)(5)	48.32	%(6)(7)	(60.16	)%(6)	(0.15	)%(6)	116.76	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$302,034		$217,957		$154,448		$359,607		$388,580
Ratio of Expenses Before Expense Limitation	2.40%		1.03%		1.03%		0.99%		0.99%
Ratio of Expenses After Expense Limitation	2.19	%(8)(9)	0.81	%(8)	0.82	%(8)	0.82	%(8)	0.81	%(8)
Ratio of Net Investment Loss	(1.85	)%(8)(9)	(0.53	)%(8)	(0.64	)%(8)	(0.77	)%(8)	(0.80	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01%		0.01%		0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	44%		33%		41%		59%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  The net asset value and total return have been calculated on net assets which includes an adjustment made in accordance with GAAP required at period end for financial reporting purposes.

(4)  Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  Performance was positively impacted by approximately 14.81% for Class II shares due to a payment from a class action settlement involving the Fund's past holdings. Had this payment not occurred, the total return for Class II shares would have been 46.20%. Refer to Note K in the Notes to Consolidated Financial Statements.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class II shares.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not paid the asset recovery fee, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class II shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2024	0.81%	(0.47)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of five separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the consolidated financial statements were issued.

The accompanying consolidated financial statements relates to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund has issued two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2024, the Subsidiary represented approximately $18,664,000 or approximately 2.60% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such

9

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the

10

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$57,226	$—	$—		$57,226
Biotechnology	7,570	—	—		7,570
Broadline Retail	55,930	—	—		55,930
Capital Markets	6,046	—	—		6,046
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	33,369	—	—		33,369
Financial Services	40,638	17,252	—		57,890
Health Care Providers & Services	2,283	—	—		2,283
Hotels, Restaurants & Leisure	60,712	—	—		60,712
Information Technology Services	110,857	—	—		110,857
Leisure Products	4,558	—	—		4,558
Media	41,115	—	—		41,115
Pharmaceuticals	21,453	—	—		21,453
Semiconductors & Semiconductor Equipment	17,057	—	—		17,057
Software	78,198	—	—		78,198
Specialized REITs	3,094	—	—		3,094
Specialty Retail	30,119	—	—		30,119
Textiles, Apparel & Luxury Goods	—	2,052	—		2,052
Total Common Stocks	570,225	19,304	—	†	589,529	†
Preferred Stocks
Financial Services	—	—	1,463		1,463
Software	—	—	14,009		14,009
Total Preferred Stocks	—	—	15,472		15,472
Investment Company	18,666	—	—		18,666
Call Options Purchased	—	1,918	—		1,918
Short-Term Investment
Investment Company	31,572	—	—		31,572
Total Assets	$620,463	$21,222	$15,472	†	$657,157	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$11,749
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		3,723
Realized gains (losses)	—		—
Ending Balance	$—	†	$15,472
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2024	$—		$3,723

†  Includes a security valued at zero.

11

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2024:

	Fair Value at December 31, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$15,472	Market Transaction Method	Precedent Transaction	$5.96-$92.50/$82.29	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.5%-16.5%/15.2%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.9x-21.9x/8.1x	Increase
			Discount for Lack of Marketability	5.0%-9.0%/7.7%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

12

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium

13

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,918	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,327	)(a)

(a)  Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$239	(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At December 31, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$1,918	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such

14

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$522	$—	$(522)	$0
JPMorgan Chase Bank NA	682	—	(610)	72
Standard Chartered Bank	714	—	(714)	0
Total	$1,918	$—	$(1,846)	$72

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	432,251,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the

Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2024 the Fund did not have any outstanding securities on loan.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

15

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Segment Reporting: During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the year ended December 31, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.28% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended December 31, 2024, approximately $1,112,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

16

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the year ended December 31, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $230,121,000 and $328,052,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended December 31, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the

Liquidity Fund. For the year ended December 31, 2024, advisory fees paid were reduced by approximately $39,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$12,335	$212,932	$193,695	$1,005
Affiliated Investment Company (cont'd)	Change in Realized Gain (Loss) (000)	Unrealized Appreciation (Depreciation) (000)	Value December 31, 2024 (000)
Liquidity Fund	$—	$—	$31,572

During the year ended December 31, 2024, the Fund incurred approximately $2,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended December 31, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she

17

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2,191	$(2,191)

At December 31, 2024, the Fund had no distributable earnings on a tax basis.

At December 31, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $23,924,000 and $9,461,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $133,868,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2024, the Fund did not have any borrowings under the Facility.

K. Class Action Settlement: The Fund received proceeds of $73,710,719 from the settlement of a class action suit involving the Fund's past holdings which is included in Realized Gain on Investments Sold in the Consolidated Statement of Operations and incurred a $7,371,019 asset recovery fee in connection with the settlement which is included in Asset Recovery Fee in the in the Consolidated Statement of Operations.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital

18

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Notes to Consolidated Financial Statements (cont'd)

assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

M. Other: At December 31, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 84.9%.

19

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Growth Portfolio and the Board of Directors of
Morgan Stanley Variable Insurance Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Growth Portfolio (the "Fund") (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc. (the "Company")), including the consolidated portfolio of investments, as of December 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, the financial highlights for the year ended December 31, 2020 and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Morgan Stanley Variable Insurance Fund, Inc.) at December 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, its consolidated financial highlights for each of the four years in the period then ended and its financial highlights for the year ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 24, 2025

20

Morgan Stanley Variable Insurance Fund, Inc.

December 31, 2024

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

MEGTX-NCSR 12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	February 21, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	February 21, 2025